================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09093

                                  E*TRADE Funds
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               4500 Bohannon Drive
                          Menlo Park, California 94025
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   ----------

                                   Liat Rorer
                                  E*TRADE Funds
                               4500 Bohannon Drive
                          Menlo Park, California 94025
          ------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-650-331-6000

                   Date of fiscal year end: December 31, 2003

                   Date of reporting period: December 31, 2003

                                   ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

Item 1. Reports to Stockholders.

Dear E*TRADE Funds Shareholder:

I am writing to let you know that your copy of the E*TRADE Funds Annual Report for the 12 months ended December 31, 2003 is now available online at etradefunds.etrade.com.

I hope you will find the report valuable and informative.

Recovery in the equity markets allowed our equity index funds to post robust returns during the reporting period. The E*TRADE equity index funds continue to be an easy, low cost way to own a diversified portfolio of equities. And in spite of the Federal Reserve's decision to keep interest rates at or near historic lows, investors also continued to find bonds attractive.

Here is a high-level view of the year's results:

                                              One Year Total
                                               Return Ended
                                                 12/31/03*

E*TRADE Bond Fund                                       2.40%
E*TRADE S&P 500 Index Fund                             28.11%
E*TRADE Russell 2000 Index Fund                        45.39%
E*TRADE International Index Fund                       38.01%
E*TRADE Technology Index Fund                          53.37%

We have successfully completed the conversion of the E*TRADE equity index funds to World Asset Management as sub-adviser replacing Barclays Global Fund Advisors. World Asset Management, a division of Munder Capital Management, has been in the index business since the mid 1970's and currently manages over $14 billion in assets. World Asset Management has assembled a team of 16 investment professionals that have extensive experience in both domestic and international investments.

As the overall economy continues to demonstrate signs of renewed vigor, we remain committed to providing E*TRADE Funds shareholders with an affordable way to invest in specific asset classes and create solid diversified portfolios.

Thank you for your investment in E*TRADE Funds. We value our relationship with you, and look forward to serving your investment needs for many years to come.

Sincerely,


/s/ LIAT RORER

Liat Rorer
President, E*TRADE Funds

*The Fund's manager has waived a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's investment results would have been lower. The performance data quoted represents past performance, and the return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For more complete information concerning the prior performance history of each of the Funds, please refer to the Financial Highlights table for each Fund, which is included in the Annual Report for each Fund.

This material is intended for use with shareholders who have received a current prospectus for the E*TRADE Fund in which they are invested. For a current prospectus containing more complete information on any of the other E*TRADE Funds, visit the E*TRADE Funds page at etradefunds.etrade.com. Please read the prospectus carefully before you invest.

                              The E*TRADE Bond Fund
                       Management Discussion and Analysis

Key financial indicators pointed to continuing economic weakness in the U.S. economy at the beginning of 2003. Unemployment continued to rise with the unemployment rate hitting a high of 6.3% in June 2003 (the highest rate since July 1994). Consumer sentiment fell to a nine-year low in March 2003 and declining inflation rates ignited concerns over deflation. The situation in Iraq in 2003 also contributed to the U.S. economic picture and consumer sentiment. However, certain sectors of the U.S. economy continued to show strength. Housing activity, in the form of new home construction and percentage of the population owning homes soared, buoyed by historically low mortgage rates. Consumer retail spending also continued at a positive rate.

The Federal Open Market Committee of the Federal Reserve Board met four times in the first half of 2003. In June 2003 the Committee lowered the Federal Funds' rate by 25 basis points and reassessed its economic outlook from its focus on balancing economic recovery to alleviating concerns over deflation. Interest rates rose during the summer months until September 2003 when the long rise in rates reversed and 10-year U.S. Treasury notes rallied nearly 100 basis points.

In 2003, capital investment returned to the corporate sector as productivity rates rose. Stock market returns reflected these developments, providing the highest returns in the last five years. Investment grade corporate bonds outperformed all other fixed income investments other than high yield bonds.

Throughout the year the E*TRADE Bond Fund was heavily weighted in investment grade corporate bonds and under-weighted in mortgage-backed securities. Although this allocation permitted the Fund to take some advantage of the favorable performance of investment grade corporate bonds in 2003, the combination of the under-weighting in mortgage-backed securities, a shorter average duration of the Fund relative to the benchmark and a selection of lower yielding securities caused the Fund to under perform its benchmark.

As we commence 2004, we believe the Bond Fund remains well positioned to take advantage of favorable opportunities in the upcoming year.

The following graph shows the hypothetical return of $10,000 invested in the Lehman Brothers Government/Credit Index the hypothetical return of $10,000 invested the Lehman Brothers Intermediate U.S. Aggregate Index and the hypothetical return of $10,000 invested in the E*TRADE Bond Fund at the end of each month for which the Fund was operational. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Lehman Brothers Government/  Lehman Brothers
Credit Index                 Intermediate U.S.
                             Aggregate Index           E*TRADE Bond Fund

Start       $     10,000.00  Start       $  10,000.00  Start       $  10,000.00
8/31/1999   $      9,992.00  8/31/1999   $   9,995.00  8/31/1999   $  10,030.00
9/30/1999   $     10,081.93  9/30/1999   $  10,110.94  9/30/1999   $  10,119.27
10/31/1999  $     10,108.14  10/31/1999  $  10,148.35  10/31/1999  $  10,139.51
11/30/1999  $     10,102.08  11/30/1999  $  10,147.34  11/30/1999  $  10,139.51
12/31/1999  $     10,040.45  12/31/1999  $  10,098.63  12/31/1999  $  10,074.61
1/31/2000   $     10,037.44  1/31/2000   $  10,065.30  1/31/2000   $  10,064.54
2/29/2000   $     10,162.91  2/29/2000   $  10,187.10  2/29/2000   $  10,196.38
3/31/2000   $     10,309.26  3/31/2000   $  10,321.56  3/31/2000   $  10,349.33
4/30/2000   $     10,258.74  4/30/2000   $  10,291.63  4/30/2000   $  10,287.23
5/31/2000   $     10,249.51  5/31/2000   $  10,286.49  5/31/2000   $  10,266.66
6/30/2000   $     10,458.60  6/30/2000   $  10,500.45  6/30/2000   $  10,473.02
7/31/2000   $     10,569.46  7/31/2000   $  10,596.00  7/31/2000   $  10,588.22
8/31/2000   $     10,718.49  8/31/2000   $  10,749.64  8/31/2000   $  10,735.40
9/30/2000   $     10,759.22  9/30/2000   $  10,817.36  9/30/2000   $  10,784.78
10/31/2000  $     10,827.00  10/31/2000  $  10,888.76  10/31/2000  $  10,848.41
11/30/2000  $     11,012.14  11/30/2000  $  11,067.33  11/30/2000  $  11,040.43
12/31/2000  $     11,229.08  12/31/2000  $  11,273.19  12/31/2000  $  11,281.11
1/31/2001   $     11,417.73  1/31/2001   $  11,456.94  1/31/2001   $  11,454.17
2/29/2001   $     11,535.33  2/29/2001   $  11,556.62  2/29/01     $  11,573.15
3/31/2001   $     11,588.40  3/31/2001   $  11,614.40  3/31/2001   $  11,621.88
4/30/2001   $     11,501.48  4/30/2001   $  11,565.62  4/30/2001   $  11,534.17
5/31/2001   $     11,568.19  5/31/2001   $  11,635.01  5/31/2001   $  11,599.95
6/30/2001   $     11,623.72  6/30/2001   $  11,679.22  6/30/2001   $  11,650.39
7/31/2001   $     11,913.15  7/31/2001   $  11,940.84  7/31/2001   $  11,950.83
8/31/2001   $     12,065.64  8/31/2001   $  12,078.16  8/31/2001   $  12,095.49
9/30/2001   $     12,176.64  9/30/2001   $  12,218.27  9/30/2001   $  12,222.98
10/31/2001  $     12,485.93  10/31/2001  $  12,049.65  10/31/2001  $  12,537.70
11/30/2001  $     12,281.16  11/30/2001  $  11,930.36  11/30/2001  $  12,232.14
12/31/2001  $     12,184.14  12/31/2001  $  11,873.10  12/31/2001  $  12,176.13
1/31/2002   $     12,273.08  1/31/2002   $  11,957.40  1/31/2002   $  12,242.71
2/28/2002   $     12,377.40  2/28/2002   $  12,072.19  2/28/2002   $  12,333.71
3/31/2002   $     12,126.14  3/31/2002   $  11,911.63  3/31/2002   $  12,151.17
4/30/2002   $     12,361.02  4/30/2002   $  12,124.84  4/30/2002   $  12,327.36
5/31/2002   $     12,474.75  5/31/2002   $  12,231.54  5/31/2002   $  12,417.35
6/30/2002   $     12,580.78  6/30/2002   $  12,339.18  6/30/2002   $  12,586.23
7/31/2002   $     12,731.75  7/31/2002   $  12,487.25  7/31/2002   $  12,754.88

8/31/2002   $     13,016.94  8/31/2002   $  12,637.10  8/31/2002   $  12,905.39
9/30/2002   $     13,296.81  9/30/2002   $  12,806.43  9/30/2002   $  13,110.58
10/31/2002  $     13,169.16  10/31/2002  $  12,798.75  10/31/2002  $  13,127.63
11/30/2002  $     13,177.06  11/30/2002  $  12,783.39  11/30/2002  $  13,061.99
12/31/2002  $     13,526.25  12/31/2002  $  13,001.99  12/31/2002  $  13,282.74
1/31/2003   $     13,524.90  1/31/2003   $  13,014.95  1/31/2003   $  13,286.72
2/28/2003   $     13,715.60  2/28/2003   $  13,159.89  2/28/2003   $  13,415.60
3/31/2003   $     13,729.31  3/31/2003   $  13,167.60  3/31/2003   $  13,429.02
4/30/2003   $     13,833.66  4/30/2003   $  13,249.07  4/30/2003   $  13,482.74
5/31/2003   $     14,111.71  5/31/2003   $  13,413.67  5/31/2003   $  13,656.66
6/30/2003   $     14,101.84  6/30/2003   $  13,416.54  6/30/2003   $  13,634.81
7/31/2003   $     13,718.27  7/31/2003   $  13,093.46  7/31/2003   $  13,332.12
8/31/2003   $     13,751.19  8/31/2003   $  13,150.28  8/31/2003   $  13,336.12
9/30/2003   $     14,099.09  9/30/2003   $  13,441.16  9/30/2003   $  13,572.17
10/31/2003  $     13,966.56  10/31/2003  $  13,347.17  10/31/2003  $  13,485.31
11/30/2003  $     13,986.12  11/30/2003  $  13,369.20  11/30/2003  $  13,510.93
12/31/2003  $     14,107.80  12/31/2003  $  13,497.81  12/31/2003  $  13,600.10

[PERFORMANCE CHART APPEARS HERE]

                                                             Average Annual                        Cummulative Return
                                                   ---------------------------------------   -----------------------------
                                                                        Since    8/31/99-              Since      8/31/99-
                                                     1 Year  3 Year   Inception  12/31/03     3 Year  Inception   12/31/03
E*TRADE Bond Fund                                     2.40     6.47       7.27      7.36       20.69      36.02     36.04
Lehman Bros. Intermediate Government/Credit Index*    4.31     7.68          -      7.86       24.85          -     38.80
Lehman Bros. Intermediate U.S. Aggregate Index        3.81      7.3          -      7.83       23.54          -     38.63
Lehman Brothers Govt/Credit Index                     4.67     8.04          -      8.38       26.11          -     41.72
--------------------------------------------------------------------------------------------------------------------------
The E*Trade Bond Fund began operations on August 13, 1999. Index comparisons began on August 31, 1999.
--------------------------------------------------------------------------------------------------------------------------

Hypothetical illustration of $10,000 invested at inception (commencement of operations was August 13, 1999), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2003. This graph reflects the Fund's operating expenses but the Lehman

* On November 21, 2003, the Fund's Board determined that, effective January 1, 2004, the Fund's benchmark index should be changed from the Lehman Brothers Intermediate U.S. Aggregate Index to the Lehman Brothers Intermediate Government/Credit Index. ETAM recommended this change in the comparative benchmark because it believes that the Lehman Brothers Intermediate Government/Credit Index provides a more accurate comparative benchmark for the Fund as a result of certain changes to the principal investment strategies. The Lehman Brothers Intermediate Government/Credit Index is an unmanaged, composite index of the U.S. bond market containing over 3,100 issues. An investor cannot invest directly in an index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

Brothers Government/Credit Index and the Lehman Brothers Intermediate U.S. Aggregate Index do not have expenses, which would have lowered its performance.

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

E*TRADE BOND FUND
Schedule of Investments
December 31, 2003

------------------------------------------------------------------------------
                                                       FACE
                                                      AMOUNT         VALUE
                                                     ---------   -------------
ASSET- / MORTGAGE-BACKED SECURITIES
   (15.8% OF NET ASSETS)
----------------------------------------
   Citibank Credit Card Master Trust I,
      1999-2 B, 6.15%, 03/10/11                        285,000   $     314,673
   CNL Commercial Mortgage Loan Trust
      FRN, Series 2002-2A - Class A
      1.90%, 03/27/29                                  285,048         285,219
   Commercial Mortgage Acceptance Corp.
      Series 1997-ML1 - Class A1
      6.50%, 12/15/30                                   72,625          74,612
   Credit Suisse First Boston Mortgage
      Securities Corp.
      Series 2003-AR2 - Class 3A1
      5.19%, 02/25/33                                  198,175         199,052
   GSR Mortgage Loan Trust,
      FRN, Series 2002-4 - Class A1B
      4.83%, 04/25/32                                   76,949          76,635
   MBNA 2003-C3, FRN C3
      2.51%, 10/15/10                                  500,000         508,051
   Navistar Financial Corp. Owner Trust
      Series 2001-A - Class B
      5.59%, 05/15/08                                  203,135         208,445
   Structured Asset Securities Corp.
      Series 2001-12 - Class 2A13
      7.25%, 09/25/31                                   20,660          21,012
                                                                 -------------
TOTAL ASSET- / MORTGAGE-BACKED
   SECURITIES (Cost: $1,687,003)                                     1,687,699
                                                                 -------------
CORPORATE BONDS & NOTES  (49.3%)
----------------------------------------
AEROSPACE / DEFENSE                           (2.0%)
   Rockwell International Corp.
      6.625%, 06/01/05                                 200,000         212,733
                                                                 -------------
AUTOMOBILES                                   (1.9%)
   TRW Inc.
      6.05%, 01/15/05                                  190,000         197,539
                                                                 -------------
BANKING                                      (10.4%)
   BB&T Corp.
      5.20%, 12/23/15                                  250,000         247,829
   CIT Group Inc.
      5.875%, 10/15/08                                 400,000         433,668
   SLM Corp.
      5.625%, 04/10/07                                 400,000         433,464
                                                                 -------------
                                                                     1,114,961
                                                                 -------------
COMPUTERS                                     (2.9%)
   Sun Microsystems, Inc.
      7.35%, 08/15/04                                  300,000         309,797
                                                                 -------------
COSMETICS / PERSONAL CARE                     (3.1%)
   International Flavors & Fragrances
      Inc. 6.45%, 05/15/06                             300,000         325,821
                                                                 -------------

FINANCE                                       (3.9%)
   Capital One Financial Corp.
      6.25%, 11/15/13                                  400,000         410,076
                                                                 -------------
FINANCIAL SERVICES                           (10.0%)
   Ford Motor Credit Co.
      6.875% due 02/01/06                              300,000         320,192
   General Motors Acceptance Corp.
      2.41%, 10/20/05                                  300,000         302,253
   International Lease Finance Corp.
      4.35%, 09/15/08                                  300,000         306,157
   Morgan Stanley
      6.10%, 04/15/06                                  130,000         140,676
                                                                 -------------
                                                                     1,069,278
                                                                 -------------
FOOD & HOUSEHOLD PRODUCTS                     (9.2%)
   ConAgra Foods, Inc., 7.50%, 09/15/05                415,000         450,879
   Kroger Co. (The), 6.75%, 04/15/12                   200,000         221,604
   SUPERVALU Inc., 7.625%, 09/15/04                    300,000         310,018
                                                                 -------------
                                                                       982,501
                                                                 -------------
INSURANCE                                     (2.9%)
   Aon Corp.
      6.90%, 07/1/04                                   300,000         307,399
                                                                 -------------
OIL & GAS                                     (1.2%)
   Occidental Petroleum Corp.
      7.65% due 02/15/06                               120,000         131,497
                                                                 -------------
RETAIL SALES                                  (1.8%)
   Target Corp.
      4.00%, 06/15/13                                  200,000         186,950
                                                                 -------------
TOTAL CORPORATE BONDS & NOTES
   (Cost: $5,167,450)                                                5,248,552
                                                                 -------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS
   (24.8%)
----------------------------------------
   Federal Farm Credit Bank
      5.75%, 01/25/08                                  200,000         218,775
   Federal Home Loan Bank
      4.875% due 05/15/07                              300,000         318,854
   Federal National Mortgage Association
      4.00%, 03/25/22                                  717,439         718,715
      6.00%, 08/1/32                                       643             665
   FNCI Pool # 555170
      6.00%, 11/1/17                                   363,919         382,125
   Freddie Mac:
      2.70%, 12/17/07                                  500,000         493,431
      4.875%, 11/15/13                                 500,000         505,405
                                                                 -------------
TOTAL U. S. GOVERNMENT & AGENCY
   OBLIGATIONS (Cost: $2,604,888)                                    2,637,970
                                                                 -------------
U.S. TREASURY NOTES  (7.5%)
----------------------------------------
   U.S. Treasury Note
      2.00%, 05/15/06                                  500,000         500,098
      3.00%, 11/15/07                                  300,000         302,578
                                                                 -------------
TOTAL U.S. TREASURY NOTES
   (Cost: $800,643)                                                    802,676
                                                                 -------------

SHORT-TERM INSTRUMENTS  (2.2%)
----------------------------------------
   The Bank of New York Cash Reserve
      0.20%, 01/1/04                                    29,938          29,938
   Federal National Mortgage Association
      Discount Note, 0.75%, 01/2/04                    200,000         200,000
                                                                 -------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost: $229,938)                                                    229,938
                                                                 -------------
TOTAL INVESTMENTS (Cost: $10,489,922)        (99.6%)                10,606,835
OTHER ASSETS, LESS LIABILITIES                (0.4%)                    41,938
                                                                 -------------
NET ASSETS                                  (100.0%)             $  10,648,773
                                                                 =============

------------
   FRN -- Floating Rate Note.

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
Year ended December 31, 2003
------------------------------------------------------------------------------

ASSETS
Investments at market value (cost: $10,489,922) (Note 1)         $  10,606,835
Receivable for fund shares purchased                                    17,129
Due from E*TRADE Asset Management, Inc. (Note 2)                        35,611
Interest receivable                                                    108,142
                                                                 -------------
   TOTAL ASSETS                                                     10,767,717
                                                                 -------------
LIABILITIES
Payable for fund shares redeemed                                        20,286
Income payable                                                           3,346
Accrued advisory fee (Note 2)                                            4,356
Accrued accounting, custody and transfer agent fees                      3,362
Accrued administration fee (Note 2)                                      2,589
Accrued legal fees                                                       1,072
Accrued registration and filing fee                                      3,668
Accrued shareholder servicing fee (Note 2)                               4,314
Accrued printing fee                                                    10,296
Accrued audit fee                                                       19,642
Accrued other expenses                                                  46,013
                                                                 -------------
   TOTAL LIABILITIES                                                   118,944
                                                                 -------------
TOTAL NET ASSETS                                                 $  10,648,773
                                                                 =============
NET ASSETS CONSIST OF:
Paid-in capital                                                  $  10,515,353
Distributions in excess of net investment income                        (7,902)
Undistributed net realized gain on investments                          24,409
Net unrealized appreciation of investments                             116,913
                                                                 -------------
TOTAL NET ASSETS                                                 $  10,648,773
                                                                 =============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)              979,742
                                                                 =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE   $       10.87
                                                                 =============

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2003
------------------------------------------------------------------------------
NET INVESTMENT INCOME:
   Interest                                                      $     516,865
                                                                 -------------
      TOTAL INVESTMENT INCOME                                          516,865
                                                                 -------------
EXPENSES (NOTE 2):
   Advisory fee                                                         29,583
   Administration fee                                                   17,749
   Shareholder servicing fees                                           29,583
   Legal services                                                        6,310
   Audit and tax services                                               21,750
   Custodian fee                                                        87,636
   Transfer and dividend disbursing agent                               22,408
   Blue Sky                                                             32,775
   Registration fees                                                     4,603
   Trustee fees                                                            323
   Printing                                                              6,756
   Other expenses                                                       24,688
                                                                 -------------
      TOTAL EXPENSES BEFORE WAIVER                                     284,164
Waived fees and reimbursed expenses (Note 2)                          (207,149)
                                                                 -------------
   NET EXPENSES                                                         77,015
                                                                 -------------
NET INVESTMENT INCOME                                                  439,850
                                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on sale of investments                            172,184
   Net change in unrealized depreciation of investments               (328,920)
                                                                 -------------
      NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                 (156,736)
                                                                 -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $     283,114
                                                                 =============

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                                                For the Year     For the Year
                                                   Ended            Ended
                                                December 31,      December 31,
                                                   2003              2002
                                              ----------------   -------------
NET INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                         $        439,850   $     446,462
Net realized gain (loss) on sale of
 investments                                           172,184         (28,563)
Net change in unrealized appreciation
 (depreciation) of investments                        (328,920)        504,331
                                              ----------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                            283,114         922,230
                                              ----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income              (439,963)       (511,968)
Distributions from net realized gains on
 sale of investments                                   (32,753)             --
                                              ----------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   (472,716)       (511,968)
                                              ----------------   -------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                     5,756,384       7,412,832
Value of shares issued in reinvestment of
 dividends and distributions                           406,943         433,887
Cost of shares redeemed                             (6,653,438)     (5,414,887)
                                              ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 TRANSACTIONS IN SHARES OF COMMON STOCK               (490,111)      2,431,832
                                              ----------------   -------------
REDEMPTION FEES                                          5,655           7,415
                                              ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   NET ASSETS:                                        (674,058)      2,849,509
BEGINNING OF PERIOD                                 11,322,831       8,473,322
                                              ----------------   -------------
END OF PERIOD                                 $     10,648,773   $  11,322,831
                                              ================   =============
SHARE TRANSACTIONS:
Number of shares sold                                  523,263         689,900
Number of shares reinvested                             37,067          40,183
Number of shares redeemed                             (605,400)       (502,438)
                                              ----------------   -------------
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING                                           (45,070)        227,645
                                              ================   =============

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------
                                                                                                           Period from
                                                                                                            August 13,
                                                                                                              1999
                                                                                                          (commencement
                                                                                                               of
                                                                                                           operations)
                                Year Ended           Year Ended    Year Ended          Year Ended             through
FOR A SHARE OUTSTANDING FOR     December 31,        December 31,  December 31,        December 31,         December 31,
        THE PERIOD                 2003                2002           2001             2000 /(1)/           1999 /(1)/
                                ------------        ------------  ------------        ------------        -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $      11.05        $      10.63  $      10.43        $       9.91        $       10.00
                                ------------        ------------  ------------        ------------        -------------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
   Net investment income                0.41 /(12)/         0.47          0.58 /(7)/          0.63                 0.16
   Net realized and unrealized
    gain (loss) on investments         (0.16)               0.46          0.23 /(7)/          0.49                (0.09)
                                ------------        ------------  ------------        ------------        -------------
   TOTAL FROM INVESTMENT
    OPERATIONS                          0.25                0.93          0.81                1.12                 0.07
                                ------------        ------------  ------------        ------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net
    investment income                  (0.41)              (0.52)        (0.59)              (0.63)               (0.16)
   Distributions from net
    realized gains                     (0.03)                 --         (0.03)                 --                   --
                                ------------        ------------  ------------        ------------        -------------
   TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS                       (0.44)              (0.52)        (0.62)              (0.63)               (0.16)
                                ------------        ------------  ------------        ------------        -------------
REDEMPTION FEES ADDED TO PAID-
 IN CAPITAL                             0.01                0.01          0.01                0.03                 0.00 /(2)/
                                ------------        ------------  ------------        ------------        -------------
NET ASSET VALUE, END OF PERIOD  $      10.87        $      11.05  $      10.63        $      10.43        $        9.91
                                ============        ============  ============        ============        =============

   TOTAL RETURN                         2.40%               9.09%         7.93%              11.98%                0.74% /(3)/
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (000s omitted)              $     10,649        $     11,323  $      8,473        $      3,524        $       2,327
   Ratio of expenses to
    average net assets /(10)/           0.65%               0.65%         0.40%               0.35% /(4)/          0.35% /(4)(5)/
   Ratio of net investment
    income to average net
    assets /(11)/                       3.71%               4.16%         5.57% /(7)/         6.47%                6.34% /(5)/
   Portfolio turnover rate             88.58%              43.25%        25.98% /(8)/        52.00% /(6)/         25.00% /(3)(6)/

----------
(1) Per share amounts and ratios reflect income and expenses assuming inclusion of the fund's proportionate share of the income and expenses of the Bond Index Master Portfolion through November 16, 2001 under the prior Master-Feeder structure.

(2)  Rounds to less than $0.01.

(3) For the period August 13, 1999 (commencement of operations) through December 31, 1999 and is not indicative of a full year's operating results.

(4) The Investment Adviser voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period August 13, 1999 (Commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.35% for the period from August 13, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.

(5)  Annualized.

(6)  Portfolio turnover rate of Bond Index Master Portfolio.

(7) Effective January 1, 2001 the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) per share by $.02 and decrease the ratio of net investment income to average net assets from 5.76% to 5.57%. Per share and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in policy.

(8)  For the period November 16, 2001 through December 31, 2001.

(9)  Not annualized.

(10) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2003, December 31, 2002 and December 31, 2001 were 2.40%, 2.50%, and 1.02%, respectively.

(11) The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2003, December 31, 2002 and December 31, 2001 were 1.96%, 2.31 and 4.95%, respectively.

(12) Calculated based on average shares outstanding.

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

1.   SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Bond Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of December 31, 2003 the Trust consisted of 10 operating series: the E*TRADE Bond Fund, the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Bond Fund.

The Fund's investment objective is to seek total return with an emphasis on income, under normal market conditions. The Fund will seek to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of debt securities.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund uses the accrual method of accounting for financial reporting purposes.

SECURITY VALUATION

Investments in debt securities that mature in more than 90 days are valued on the basis of market quotations. Investments in short-term debt securities that mature in 90 days or less are valued at amortized cost, which approximates fair value. Investments in United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and long-term corporate bonds are valued at representative quoted prices provided by an independent pricing service. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are not available, such bonds are valued at a bid price estimated by at least two brokers. Investments in mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from two or more of the major dealers in such securities. If a quoted price is unavailable, then equivalent yield or yield spread quotes will be obtained from at least two brokers and converted to a price. Other securities and assets for which market quotations are not readily available or for which valuations cannot be provided are valued in accordance with procedures established by and under the supervision and responsibility of the Fund's Board of Trustees ("Board").

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains, if any, are declared and distributed annually, generally in December. All distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2003 and 2002 was as follows:

                                2003           2002
                           ---------------------------
Distributions paid from:
Ordinary income            $    443,088   $    509,335
Long-term capital gain           32,753             --
                           ------------   ------------
                           $    475,841   $    509,335
                           ------------   ------------

At December 31, 2003, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income               $        994
Unrealized Appreciation                          108,017
Undistributed Long-term capital gains             24,409

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. The Fund has elected and intends to continue to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. As a RIC, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2003.

As of December 31, 2003, the Fund did not have any capital loss carryforwards.

At December 31, 2003, the cost of investments for federal income tax purposes was $10,498,818. Net unrealized appreciation aggregated $108,017, of which $113,602 represented gross unrealized appreciation on securities and $5,585 represented gross unrealized depreciation on securities.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), which was formerly known as E*TRADE Group, Inc., serves as the investment adviser for the Fund pursuant to an investment advisory agreement ("Advisory Agreement") between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

ETAM also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement") with the Trust, on behalf of the Fund. Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors, and legal counsel; preparing or supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; furnishing office space and certain facilities required for conducting the business of the Fund; monitoring and reviewing the Fund's service providers and the expenditures made by the Fund to such service providers; and reporting to the Board concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM an administrative services fee equal to 0.15% of the Fund's average daily net assets.

ETAM also acts as shareholder servicing agent to the Fund under a shareholder servicing agreement ("Shareholder Servicing Agreement") with the Trust, on behalf of the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services in connection with the Fund; delivery to the Fund's shareholders of prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a shareholder proxy solicitation; receiving, tabulating and transmitting proxies executed by or on behalf of the Fund's shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the Fund's average daily net assets. From the shareholder servicing fee, ETAM provides compensation to its affiliates, including E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly-owned subsidiary of E*TRADE FINANCIAL, for shareholder services that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund. For the year ended December 31, 2003 ETAM provided $29,583 in compensation to E*TRADE Securities for shareholder services.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses on an annualized basis through at least December 31, 2004. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of
(i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $438,889 was eligible for reimbursement as of December 31, 2003.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides fund accounting, custodial and certain fund services for the Fund. Prior to November 17, 2003, Investors Bank & Trust Company served as sub-administrator, fund accounting services agent and custodian for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM for shareholder servicing that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

3.   PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The investment adviser monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not have any securities lending activity during the year ended December 31, 2003.

4.   FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not enter into any futures contracts during the year ended December 31, 2003.

5.   REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's investment adviser monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

6.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities and U.S. Government obligations, aggregated $4,992,135 and $4,936,083, respectively, for the year ended December 31, 2003. Purchases and sales of U.S. Government obligations for the year ended December 31, 2003 aggregated $4,972,680 and $5,056,414, respectively.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
E*TRADE Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the E*TRADE Bond Fund (the "Fund") (one of ten operating series comprising the E*TRADE Funds) as of December 31, 2003 and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from August 13, 1999 (commencement of investment operations) through December 31, 1999. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Bond Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from August 13, 1999 (commencement of investment operations) through December 31, 1999 in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP
Los Angeles, California
February 19, 2004

TRUSTEES AND OFFICERS
The Board has the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below. The Trust currently consists of ten series that have commenced operations and one series that has not commenced operations.

--------------------------------------------------------------------------------------------------------
                                        Non-Interested Trustees
--------------------------------------------------------------------------------------------------------
     Name, Address       Term of Officer/1/       Principal Occupation(s)       Other Directorships/3/
   Age and Position      and Length of Time        During the Past Five                  Held
    Held with Trust             Served                    Years
--------------------------------------------------------------------------------------------------------
Steven Grenadier        Since February 1999     Mr. Grenadier is a            None
4500 Bohannon Drive                             Professor of Finance at
Menlo Park, CA 94025                            the Graduate School of
Age: 39                                         Business at Stanford
Trustee                                         University, where he has
                                                been employed as a
                                                professor since 1992.
--------------------------------------------------------------------------------------------------------
Ashley T. Rabun         Since February 1999     Ms. Rabun is the Founder      Professionally Managed
4500 Bohannon Drive                             and Chief Executive           Portfolios, a multi-series
Menlo Park, CA 94025                            Officer of Investor Reach,    trust of US Bancorp
Age: 51                                         which is a consulting firm
Trustee                                         specializing in marketing
                                                and distribution
                                                strategies for financial
                                                services companies formed
                                                in October 1996.
--------------------------------------------------------------------------------------------------------
George J. Rebhan        Since December 1999     Mr. Rebhan retired in         Advisors Series Trust
4500 Bohannon Drive,                            December 1993, and prior
Menlo Park, CA 94025                            to that he was President
Age: 69                                         of Hotchkis and Wiley Funds
Trustee                                         (investment company)from
                                                1985 to 1993.
--------------------------------------------------------------------------------------------------------
                                         Interested Trustees
--------------------------------------------------------------------------------------------------------
Shelly J. Meyers/2/     Since February 1999     Ms. Meyers is the Manager,    Meyers Capital
4500 Bohannon Drive                             Chief Executive Officer,      Management LLC
Menlo Park, CA 94025                            and founder of Meyers
Age: 44                                         Capital Management, a
Trustee                                         registered investment
                                                adviser formed in
                                                January 1996.
--------------------------------------------------------------------------------------------------------
Mitchell H. Caplan/2/   Since February 2002     Mr. Caplan is Chief           E*TRADE FINANCIAL
4500 Bohannon Drive                             Executive Officer of E*TRADE  Corporation
Menlo Park, CA 94025                            FINANCIAL Corporation,
Age: 46                                         formerly E*TRADE Group, Inc.
Trustee                                         Prior to this position,
                                                Mr.Caplan has served as
                                                President, Chief Operating
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                Officer, Chief Financial
                                                Products Officer and
                                                Managing Director of North
                                                America for E*TRADE
                                                Financial Corporation He
                                                also is Chairman of the
                                                Board and Chief Executive
                                                Officer of E*TRADE Financial
                                                Corporation and E*TRADE Bank
                                                and a President and Director
                                                of ETAM and E*TRADE Global
                                                Asset Management, Inc. He
                                                previously served as Vice
                                                Chairman of the Board of
                                                Directors, President and
                                                Chief Executive Officer of
                                                Telebanc Financial
                                                Corporation and Telebank
                                                (renamed E*TRADE Bank) from
                                                1993-2000.
--------------------------------------------------------------------------------------------------------
                                                Officers
--------------------------------------------------------------------------------------------------------
Liat Rorer              Since May 2001          Ms. Rorer is Vice President   N/A
4500 Bohannon Drive                             of E*TRADE Asset Management,
Menlo Park, CA 94025                            Inc. She is also a Business
Age: 43                                         Leader of E*TRADE Securities
President                                       LLC. Prior to that Ms. Rorer
                                                worked as a senior
                                                consultant for the Spectrem
                                                Group, (financial services
                                                consulting firm) beginning
                                                in 1998. From 1996 to 1998,
                                                she was a Vice President for
                                                Charles Schwab's Retirement
                                                Plan Services.
--------------------------------------------------------------------------------------------------------
Elizabeth Gottfried     Since November 2000     Ms. Gottfried is Vice         N/A
4500 Bohannon Drive                             President of E*TRADE Asset
Menlo Park, CA 94025                            Management. She is also a
Age: 43                                         Business Manager of E*TRADE
Vice President and                              Global Asset Management,
Treasurer                                       Inc. Ms. Gottfried joined
                                                E*TRADE in September 2000.
                                                Prior to that, she worked at
                                                Wells Fargo Bank from 1984
                                                to 2000 and managed various
                                                areas of Wells Fargo's
                                                mutual fund group.
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Russell S. Elmer        Since September 2003    Mr. Elmer is General Counsel  N/A
4500 Bohannon Drive                             and Corporate Secretary of
Menlo Park, CA 94025                            E*TRADE FINANCIAL
Age: 39                                         Corporation, a publicly
Secretary                                       company on the New York
                                                Stock Exchange under the
                                                symbol "ET." Mr. Elmer also
                                                serves as Secretary to
                                                E*TRADE Asset Management,
                                                Inc., E*TRADE Global Asset
                                                Management, Inc., and
                                                E*TRADE Advisory Services,
                                                Inc. From September 1990 to
                                                June 2000, he was a partner
                                                at Gray, Cary, Ware &
                                                Friedenrich where he
                                                represented clients in
                                                litigation and employment
                                                related matters
--------------------------------------------------------------------------------------------------------

(1) Each Trustee is elected to serve in accordance with the Trust Instrument and By-laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.

(2)  Ms. Meyers may be considered an "interested" person (as defined by the 1940
     Act) of the Trust because she was an officer of an investment company whose shares were offered through the mutual fund "supermarket" sponsored by E*TRADE FINANCIAL Corporation, formerly E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each Fund. Mr. Caplan may be considered an "interested" person of the Trust because he is an officer of E*TRADE FINANCIAL Corporation.

(3) Directorships include public companies and any company registered as an investment company.

The Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our Website online (www.etrade.com) or by calling our toll-free number at (800) 786-2575.

                       The E*TRADE Russell 2000 Index Fund
                       Management Discussion and Analysis

The E*TRADE Russell 2000 Index Fund (" the Fund") seeks to match as closely as possible, before fees and expenses, the performance of the Russell 2000 Index. As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the Russell 2000 Index. The unmanaged Russell 2000 Index is a recognized benchmark for small-company stocks traded on the major U.S. exchanges and consists of approximately 2000 small-capitalization stocks.

During the annual period ended December 31, 2003, the Fund posted a return of 45.39%, compared to the 47.25% return for the Russell 2000 Index. According to Russell, this was the largest annual gain in the 25-year history of the Index. All sectors of the Russell 2000 Index posted a positive return for the year, with three of the 12 sectors surpassing the Index's 47.25% return. These top-performing sectors in the Russell 2000 Index included technology (+65.6%), health care (+59.5%) and producer durables (+59.0%). While consumer staples was the weakest sector in the Russell 2000 Index, it posted a positive and double-digit return of 28.2%.

The Fund continued to meet its investment objective of tracking the total return of the Russell 2000 Index. A stratified sampling technique is used to help align the holdings of the Fund with those of the Index. Cash flows are invested promptly to minimize their impact on total return. The difference between the returns of the Fund and its benchmark, the Russell 2000 Index, are due in part to the fact that expenses are deducted from the Fund before its return is calculated. Since the Russell 2000 Index is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. You should remember that past performance is no guarantee of future results and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance shown for the Fund includes reinvestment of dividends and capital gains.

World Asset Management assumed day-to day management of this Fund on November 10, 2003 as the Fund's sub-adviser.

The following graph shows the hypothetical return of $10,000 invested in the Russell 2000 Index and the hypothetical return of $10,000 invested in the E*TRADE Russell 2000 Index Fund at the end of each month for which the Fund was operational. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Russell 2000 Index                 E*TRADE Russell 2000 Fund

Start           $  10,000.00      START           $   10,000.00
1/31/2001       $  10,520.00      1/31/2001       $   10,480.00
2/29/01         $   9,830.94      2/29/01         $    9,800.32
3/31/2001       $   9,350.21      3/31/2001       $    9,303.56
4/30/2001       $  10,080.46      4/30/2001       $   10,045.44
5/31/2001       $  10,327.43      5/31/2001       $   10,276.03
6/30/2001       $  10,679.59      6/30/2001       $   10,638.83
7/31/2001       $  10,116.78      7/31/2001       $   10,066.20
8/31/2001       $   9,790.01      8/31/2001       $    9,744.73
9/30/2001       $   8,474.23      9/30/2001       $    8,430.26
10/31/2001      $   8,970.82      10/31/2001      $    8,913.72
11/30/2001      $   9,665.16      11/30/2001      $    9,598.56
12/31/2001      $  10,262.47      12/31/2001      $   10,182.63
1/31/2002       $  10,156.77      1/31/2002       $   10,069.37
2/28/2002       $   9,878.47      2/28/2002       $    9,791.38
3/31/2002       $  10,672.70      3/31/2002       $   10,580.57
4/30/2002       $  10,769.82      4/30/2002       $   10,673.68
5/31/2002       $  10,292.72      5/31/2002       $   10,198.70
6/30/2002       $   9,781.17      6/30/2002       $    9,691.82
7/31/2002       $   8,304.21      7/31/2002       $    8,235.14
8/31/2002       $   8,282.62      8/31/2002       $    8,203.85
9/30/2002       $   7,687.93      9/30/2002       $    7,609.89
10/31/2002      $   7,933.94      10/31/2002      $    7,849.60
11/30/2002      $   8,641.65      11/30/2002      $    8,547.43
12/31/2002      $   8,161.18      12/31/2002      $    8,058.52
1/31/2003       $   7,932.81      1/31/2003       $    7,829.66
2/28/2003       $   7,693.24      2/28/2003       $    7,590.07
3/31/2003       $   7,792.48      3/31/2003       $    7,672.80
4/30/2003       $   8,531.21      4/30/2003       $    8,404.79
5/31/2003       $   9,446.61      5/31/2003       $    9,283.09
6/30/2003       $   9,617.59      6/30/2003       $    9,435.33
7/31/2003       $  10,219.65      7/31/2003       $   10,022.21
8/31/2003       $  10,687.71      8/31/2003       $   10,493.25
9/30/2003       $  10,489.99      9/30/2003       $   10,274.99
10/31/2003      $  11,371.15      10/31/2003      $   11,124.73
11/30/2003      $  11,774.82      11/30/2003      $   11,501.86
12/31/2003      $  12,013.85      12/31/2003      $   11,716.95

[PERFORMANCE CHART APPEARS HERE]

                                                                Average Annual           Cummulative Return
                                                            --------------------------  ---------------------
                                                                             Since                  Since
                                                             1 Year  3 Year Inception    3 Year   Inception
E*TRADE Russell 2000 Index Fund                               45.39    5.41    5.41       17.12      17.12
Russell 2000 Index                                            47.25    6.27    6.27       20.01      20.01
-------------------------------------------------------------------------------------------------------------
The E*TRADE Russell 2000 Index Fund began operations on December 29, 2000.
-------------------------------------------------------------------------------------------------------------

Hypothetical illustration of $10,000 invested at inception (commencement of operations was December 29, 2000), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2003. This graph reflects the Fund's operating expenses, but the Index does not have expenses, which would have lowered its performance.

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

ETRADE RUSSELL 2000 INDEX FUND
Schedule of Investments
December 31, 2003

                                                       NUMBER
COMMON STOCK (95.0% OF NET ASSETS)                   OF SHARES        Value
----------------------------------------             ---------   -------------
ADVERTISING                                   (0.3%)
   ADVO Inc.                                             1,087   $      34,524
   aQuantive, Inc.                                       1,473          15,098 *
   Catalina Marketing Corp.                              1,458          29,393 *
   Grey Global Group Inc.                                   19          12,978
   ValueVision Media Inc. Class A                          579           9,669 *
                                                                 -------------
                                                                       101,662
                                                                 -------------
AEROSPACE / DEFENSE                           (0.7%)
   AAR Corp.                                             1,024          15,309 *
   Curtiss-Wright Corp.                                    652          29,347
   DRS Technologies Inc.                                   859          23,863 *
   Ducommun Inc.                                           255           5,699 *
   GenCorp. Inc.                                         1,183          12,741
   HEICO Corp.                                             646          11,757
   MTC Technologies Inc.                                   231           7,443 *
   Orbital Sciences Corp.                                1,464          17,597 *
   Sequa Corp. Class A                                     180           8,820 *
   Teledyne Technologies Inc.                            1,080          20,358 *
   Titan Corp. (The)                                     3,125          68,156 *
   United Industrial Corp.                                 317           5,722
                                                                 -------------
                                                                       226,812
                                                                 -------------
AGRICULTURE                                   (0.1%)
   Delta & Pine Land Co.                                 1,282          32,563
   DIMON Inc.                                            1,119           7,553
   Maui Land & Pineapple Co. Inc.                           75           2,594 *
                                                                 -------------
                                                                        42,710
                                                                 -------------
AIRLINES                                      (0.9%)
   Airtran Holdings Inc.                                 3,023          35,974 *
   Alaska Air Group Inc.                                   796          21,723 *
   America West Holdings Corp B                          1,085          13,454 *
   AMR Corp.                                             6,165          79,836 *
   Atlantic Coast Airlines Holdings Inc.                 1,405          13,910 *
   Continental Airlines Inc. Class B                     2,639          42,937 *
   ExpressJet Holdings Inc.                              1,057          15,855 *
   Frontier Airlines Inc.                                1,185          16,898 *
   Mair Holdings, Inc.                                     225           1,638 *
   Mesa Air Group Inc.                                     970          12,144 *
   Northwest Airlines Corp.                              2,178          27,486 *
   SkyWest Inc.                                          1,946          35,262
                                                                 -------------
                                                                       317,117
                                                                 -------------
APPAREL                                       (0.5%)
   Cherokee Inc.                                           158           3,593
   Gymboree Corp.                                          927          15,972 *
   K-Swiss Inc. Class A                                    920          22,135
   OshKosh B'Gosh Inc. Class A                             259           5,558
   Oxford Industries Inc.                                  492          16,669
   Phillips-Van Heusen Corp.                               940          16,676
   Quiksilver Inc.                                       2,178          38,616 *
   Russell Corp.                                           959          16,840
   Skechers U.S.A. Inc. Class A                            761           6,202 *
   Stride Rite Corp.                                     1,396          15,886
   Unifi Inc.                                            1,618          10,436 *
   Warnaco Group Inc. (The)                              1,170          18,662 *
                                                                 -------------
                                                                       187,245
                                                                 -------------
AUTO MANUFACTURERS                            (0.5%)
   A.S.V. Inc.                                             195           7,285 *
   Aftermarket Technology Corp.                            390           5,351 *
   CLARCOR Inc.                                            992          43,747
   Oshkosh Truck Corp.                                   1,151          58,736
   Raytech Corp.                                         1,122           3,725 *
   Smith (A.O.) Corp.                                      628          22,011
   Wabash National Corp.                                   907          26,575 *
                                                                 -------------
                                                                       167,430
                                                                 -------------
AUTO PARTS & EQUIPMENT                        (0.8%)
   Bandag Inc.                                             431          17,757

   Cooper Tire & Rubber Co.                              2,582          55,204
   Goodyear Tire & Rubber Co. (The)                      5,188          40,778
   Modine Manufacturing Co.                                876          23,634
   Standard Motor Products Inc.                            291           3,536
   Strattec Security Corp.                                  75           4,568 *
   Superior Industries International Inc.                  822          35,773
   Tenneco Automotive Inc.                               1,305           8,730 *
   Tower Automotive Inc.                                 2,133          14,568 *
   Visteon Corp.                                         5,198          54,112
                                                                 -------------
                                                                       258,660
                                                                 -------------
BANKS                                        (11.1%)
   1st Source Corp.                                        417           8,970
   ABC Bancorp                                             207           3,306
   Alabama National Bancorp                                393          20,652
   Allegiant Bancorp Inc.                                  411          11,529
   AMCORE Financial Inc.                                   902          24,372
   American National Bankshares Inc.                       206           5,455
   Americanwest Bancorp.                                   400           9,120
   Anchor BanCorp Wisconsin Inc.                           666          16,583
   Arrow Financial Corp.                                   348           9,664
   BancFirst Corp.                                          96           5,635
   BancTrust Financial Group Inc.                          273           4,373
   Bank Mutual Corp.                                     1,361          15,502
   Bank of Granite Corp.                                   503          10,955
   Bank of the Ozarks Inc.                                 588          13,236
   BankAtlantic Bancorp Inc. Class A                     1,577          29,963
   BankUnited Financial Corp. Class A                    1,070          27,595 *
   Banner Corp.                                            495          12,449
   Bay View Capital Corp.                                2,020           4,323 *
   Berkshire Hills Bancorp Inc.                            286          10,353
   Boston Private Financial Holdings Inc.                  809          20,096
   Brookline Bancorp Inc.                                2,097          32,168
   Bryn Mawr Bank Corp.                                    150           3,674
   BSB Bancorp Inc.                                        475          18,763
   C&F Financial Corp.                                      47           1,866
   Camco Financial Corp.                                   151           2,617
   Camden National Corp.                                   348          10,565
   Capital City Bank Group Inc.                            346          15,913
   Capital Corporation of the West                          85           3,369 *
   Capitol Bancorp Ltd.                                    447          12,695
   Cascade Bancorp                                         457           8,802
   Cathay General BanCorp                                  774          43,096
   CB Bancshares Inc.                                      199          12,532
   CCBT Financial Companies Inc.                           409          14,295
   Center Bancorp Inc.                                     300           5,898
   Central Coast Bancorp                                   129           2,340
   Central Pacific Financial Corp.                         620          18,625
   Century Bancorp Inc. Class A                             69           2,447
   CFS Bancorp Inc.                                        431           6,396
   Charter Financial Corp.                                  75           2,795
   Chemical Financial Corp.                                938          34,134
   Chittenden Corp.                                      1,289          43,361
   Citizens Banking Corp.                                1,610          52,678
   Citizens First Bancorp Inc.                             378           8,618
   Citizens South Banking Corp.                            241           3,362
   City Bank                                               533          17,323
   City Holding Co.                                        508          17,780
   CNB Financial Corp.                                     160           6,733
   Coastal Bancorp Inc.                                    187           7,688
   Coastal Financial Corp.                                 386           6,809
   CoBiz Inc.                                              289           5,323
   Columbia Bancorp                                        209           6,678
   Columbia Banking System Inc.                            488          10,570
   Commercial Capital Bancorp Inc.                         318           6,808 *
   Commercial Federal Corp.                              1,583          42,282
   Community Bank System Inc.                              510          24,990
   Community Banks Inc.                                    288          11,321
   Community First Bankshares Inc.                       1,295          37,477
   Community Trust Bancorp Inc.                            547          16,519
   Connecticut Bankshares Inc.                             462          23,811
   Corus Bankshares Inc.                                   586          18,494
   CVB Financial Corp.                                   1,484          28,624
   Dime Community Bancshares                               721          22,178
   East West Bancorp Inc.                                  867          46,540
   Eastern Virginia Bankshares                             302           8,707
   ESB Financial Corp.                                     132           2,163

   EverTrust Financial Group Inc.                          119           3,789
   Farmers Capital Bank Corp.                              200           6,802
   FFLC Bancorp Inc.                                       107           3,076
   Fidelity Bankshares Inc.                                547          17,176
   Financial Institutions Inc.                             252           7,114
   First Bancorp North Carolina                            177           5,560
   First Busey Corp. Class A                               227           6,129
   First Charter Corp.                                   1,192          23,304
   First Citizens Banc Corp.                               398          11,303
   First Citizens BancShares Inc.
    Class A                                                273          33,178
   First Commonwealth Financial Corp.                    2,288          32,627
   First Community Bancorp                                 363          13,119
   First Community Bancshares Inc.                         323          10,711
   First Defiance Financial Corp.                          240           6,396
   First Essex Bancorp Inc.                                299          17,384
   First Federal Capital Corp.                             766          17,250
   First Financial Bancorp                               1,321          21,070
   First Financial Bankshares Inc.                         502          20,933
   First Financial Corp.                                   500          15,005
   First Financial Holdings Inc.                           368          11,504
   First Indiana Corp.                                     250           4,688
   First M&F Corp.                                         115           4,359
   First Merchants Corp.                                   606          15,465
   First National Corp.                                    231           6,932
   First Niagara Financial Group Inc.                    2,763          41,196
   First Oak Brook Bancshares Class A                      236           7,082
   First of Long Island Corp.                              266          11,438
   First Place Financial Corp.                             374           7,304
   First Republic Bank                                     512          18,330
   First Sentinel Bancorp Inc.                             877          18,470
   First State Bancorp                                     241           8,375
   FIRSTFED AMERICA BANCORP INC.                           739          19,236
   FirstFed Financial Corp.                                654          28,449
   Flagstar Bancorp Inc.                                 1,153          24,697
   FloridaFirst Bancorp Inc.                               163           5,395
   Flushing Financial Corp.                                456           8,336
   FNB Corp.                                                77           1,631
   FNB Corp. - Virginia Shares                             152           4,514
   Franklin Financial Corp.                                 82           2,519
   Frontier Financial Corp.                                618          20,493
   GA Financial Inc.                                       324          11,253
   GB&T Bancshares Inc.                                    118           2,788
   German American Bancorp                                 217           3,798
   Glacier Bancorp Inc.                                    720          23,328
   Gold Bancorp Inc.                                     1,458          20,499
   Great Southern Bancorp Inc.                             244          11,314
   Greater Bay Bancorp                                   1,949          55,507
   Greene County Bancshares Inc.                           138           3,213
   Hancock Holding Co.                                     490          26,739
   Hanmi Financial Corp.                                   169           3,341
   Harbor Florida Bancshares Inc.                          789          23,441
   Harleysville National Corp.                             922          27,752
   Hawthorne Financial Corp.                               447          12,507 *
   Heartland Financial USA Inc.                            344           6,389
   Heritage Financial Corp.                                171           3,741
   Horizon Financial Corp.                                 400           7,004 *
   Hudson River Bancorp Inc.                               491          19,164
   Humboldt Bancorp                                        500           8,760
   IBERIABANK Corp.                                        225          13,275
   IBT Bancorp Inc.                                        118           6,989
   Independent Bank Corp. (Massachusetts)                  451          12,998
   Independent Bank Corp. (Michigan)                       624          17,697
   Integra Bank Corp.                                      630          13,845
   Interchange Financial Services Corp.                    443          11,208
   Irwin Financial Corp.                                   700          21,980
   ITLA Capital Corp.                                      194           9,719 *
   Klamath First Bancorp Inc.                              194           5,149
   Lakeland Bancorp Inc.                                   425           6,826
   Lakeland Financial Corp.                                171           6,040
   Local Financial Corp.                                   635          13,233 *
   LSB Bancshares Inc.                                     169           2,941
   Macatawa Bank Corp.                                     276           7,814
   MAF Bancorp Inc.                                      1,018          42,654
   Main Street Banks Inc.                                  541          14,337
   MainSource Financial Group Inc.                         169           5,183
   Massbank Corp.                                          192           8,179
   MB Financial Inc.                                       591          21,512

   MBT Financial Corp.                                     677          11,177
   Medallion Financial Corp.                               505           4,792
   Mercantile Bank Corp.                                   260           9,490
   Merchants Bancshares Inc.                               131           4,002
   Mid-State Bancshares                                    831          21,141
   Midwest Banc Holdings Inc.                              357           7,943
   MutualFirst Financial Inc.                              117           2,965
   Nara Bancorp Inc.                                       323           8,818
   NASB Financial Inc.                                     330          13,830
   National Bankshares Inc.                                315          15,552
   National Penn Bancshares Inc.                           872          28,009
   NBC Capital Corp.                                       443          11,815
   NBT Bancorp Inc.                                      1,259          26,993
   Net.B@nk Inc.                                         1,743          23,269
   Northern States Financial Corp.                          68           1,966
   Northwest Bancorp Inc.                                  363           7,754
   OceanFirst Financial Corp.                              412          11,190
   Ocwen Financial Corp.                                 1,066           9,445 *
   Old Point Financial Corp.                               273           8,657
   Old Second Bancorp Inc.                                 208          10,296
   Omega Financial Corp.                                   249           9,584
   Oneida Financial Corp.                                  248           5,484
   Oriental Financial Group Inc.                           678          17,425
   PAB Bankshares Inc.                                     384           5,967
   Pacific Capital Bancorp                               1,266          46,613
   Pacific Union Bank                                      225           5,744
   Parkvale Financial Corp.                                137           3,678
   Partners Trust Financial Group Inc.                     300          10,200
   Patriot Bank Corp.                                      284           8,125
   Peapack-Gladstone Financial Corp.                       228           7,068
   PennFed Financial Services Inc.                         182           6,097
   PennRock Financial Services Corp.                       211           6,558
   Penns Woods Bancorp Inc.                                159           7,425
   Peoples Bancorp Inc.                                    387          11,420
   Peoples Holding Co.                                     379          12,507
   PFF Bancorp Inc.                                        553          20,063
   PrivateBancorp Inc.                                     262          11,926
   Prosperity Bancshares Inc.                              580          13,062
   Provident Bancorp Inc.                                  156           7,332
   Provident Bankshares Corp.                              979          28,822
   Provident Financial Holdings Inc.                        66           2,394
   Provident Financial Services Inc.                     1,763          33,321
   Quaker City Bancorp Inc.                                166           7,727
   R&G Financial Corp. Class B                             657          26,149
   Republic Bancorp Inc.                                 2,123          28,639
   Republic Bancorp Inc. Class A                           188           3,674
   Republic Bancshares Inc.                                499          15,704
   Resource Bankshares Corp.                               205           6,464
   Riggs National Corp.                                    460           7,604
   Royal Bancshares of Pennsylvania
    Class A                                                119           3,035
   S&T Bancorp Inc.                                        936          27,986
   Sandy Spring Bancorp Inc.                               494          18,476
   Santander BanCorp                                       304           7,402
   Seacoast Banking Corp. of Florida                       248           4,305
   Second Bancorp Inc.                                     207           5,465
   Shore Bancshares Inc.                                   380          14,474
   Silicon Valley Bancshares                             1,110          40,038 *
   Simmons First National Corp. Class A                    527          14,703
   Sound Federal Bancorp Inc.                              427           6,657
   SoundView Technology Group Inc.                         772          11,958 *
   South Financial Group Inc. (The)                      2,331          64,941
   Southern Financial Bancorp Inc.                         252          10,854
   Southside Bancshares Inc.                               167           3,090
   Southwest Bancorp Inc.                                  361           6,455
   Southwest Bancorp of Texas Inc.                         982          38,151
   State Bancorp Inc.                                      295           7,157
   State Financial Services Corp.
    Class A                                                190           5,046
   Staten Island Bancorp Inc.                            2,124          47,789
   Sterling Bancorp (New York)                             628          17,898
   Sterling Bancshares Inc.                              1,263          16,836
   Sterling Financial Corp.
    (Pennsylvania)                                         596          16,539
   Sterling Financial Corp. (Washington)                   545          18,655 *
   Suffolk Bancorp                                         455          15,711
   Summit Bancshares Inc.                                  202           5,628
   Sun Bancorp Inc. (New Jersey)                           115           3,036 *
   Sun Bancorp Inc. (Pennsylvania)                         178           3,375
   Susquehanna Bancshares Inc.                           1,431          35,789

   SY Bancorp Inc.                                         478           9,828
   Texas Regional Bancshares Inc.
    Class A                                                839          31,043
   The Trust Company of New Jersey                         622          24,681
   TierOne Corp.                                           813          18,666 *
   Tompkins Trustco Inc.                                   350          16,118
   TriCo Bancshares                                        176           5,555
   Troy Financial Corp.                                    344          12,040
   TrustCo Bank Corp. NY                                 2,901          38,148
   UCBH Holdings Inc.                                    1,692          65,936
   UMB Financial Corp.                                     656          31,186
   Umpqua Holdings Corp.                                 1,087          22,599
   Union Bankshares Corp.                                  185           5,643
   United Community Banks Inc.                             693          22,800
   United Community Financial Corp.                      1,124          12,825
   United National Bancorp                                 731          26,119
   United Security Bancshares                              489          14,157
   United Security Bancshares Inc.                         167           4,556
   Unizan Financial Corp.                                  730          14,783
   USB Holding Co. Inc.                                    509           9,870
   Virginia Financial Group Inc.                           150           5,328
   W Holding Co. Inc.                                    3,983          74,123
   Warwick Community Bancorp                               132           4,541
   Washington Trust Bancorp Inc.                           363           9,511
   Wayne Bancorp Inc.                                      510          13,734
   Waypoint Financial Corp.                              1,225          26,570
   WesBanco Inc.                                           696          19,272
   West Bancorporation                                     394           6,816
   West Coast Bancorp                                      581          12,399
   Westcorp Inc.                                           531          19,408
   Westfield Financial Inc.                                307           7,294
   Willow Grove Bancorp Inc.                               350           6,216
   Wintrust Financial Corp.                                778          35,088
   WSFS Financial Corp.                                    217           9,732
   Yardville National Bancorp                              324           8,340
                                                                 -------------
                                                                     3,780,668
                                                                 -------------
BEVERAGES                                     (0.1%)
   Boston Beer Co. Inc. Class A                            169           3,066 *
   Coca-Cola Bottling Co. Consolidated                      96           5,135
   Farmer Brothers Co.                                      19           5,914
   Peet's Coffee & Tea Inc.                                437           7,608 *
   Robert Mondavi Corp. (The) Class A                      289          11,225 *
   Standard Commercial Corp.                               449           9,011
                                                                 -------------
                                                                        41,959
                                                                 -------------
BIOTECHNOLOGY                                 (1.3%)
   ACLARA BioSciences Inc.                                 321           1,172 *
   Alexion Pharmaceuticals Inc.                            810          13,786 *
   Applera Corp. - Celera Genomics Group                 2,582          35,916 *
   Arena Pharmaceuticals Inc.                              589           3,652 *
   Ariad Pharmaceuticals Inc.                            1,556          11,592 *
   Avant Immunotherapeutics Inc.                         2,600           7,124 *
   Cambrex Corp.                                           793          20,031
   Ciphergen Biosystems Inc.                               749           8,419 *
   CryoLife Inc.                                           507           2,930 *
   CuraGen Corp.                                         1,291           9,463 *
   deCODE genetics Inc.                                  1,445          11,835 *
   Diversa Corp.                                           875           8,094 *
   Encysive Pharmaceuticals Inc.                         1,452          12,995 *
   Exact Sciences Corp.                                    515           5,212 *
   Exelixis Inc.                                         1,498          10,606 *
   Gene Logic Inc.                                       1,003           5,206 *
   Genencor International Inc.                             258           4,064 *
   Immunomedics Inc.                                     1,570           7,159 *
   Incyte Corp.                                          2,527          17,285 *
   Integra LifeSciences Holdings Corp.                     624          17,865 *
   Kosan Biosciences Inc.                                  456           4,496 *
   Lexicon Genetics Inc.                                 1,305           7,686 *
   Maxygen Inc.                                            839           8,919 *
   Myriad Genetics Inc.                                    959          12,333 *
   Nektar Therapeutics                                   1,669          22,715 *
   Peregrine Pharmaceuticals Inc.                        4,700          10,387 *
   Regeneration Technologies Inc.                          715           7,836 *
   Regeneron Pharmaceuticals Inc.                        1,282          18,858 *
   Repligen Corp.                                          870           3,802 *
   Savient Pharmaceuticals Inc.                          1,776           8,187 *
   Seattle Genetics Inc.                                   641           5,500 *

   Sirna Therapeutics Inc.                                 302           1,570 *
   TECHNE Corp.                                          1,463          55,271 *
   Telik Inc.                                            1,462          33,641 *
   Third Wave Technologies Inc.                            271           1,233 *
   Transkaryotic Therapies Inc.                          1,189          18,560 *
                                                                 -------------
                                                                       435,400
                                                                 -------------
BUILDING MATERIALS                            (0.9%)
   Apogee Enterprises Inc.                                 715           8,115
   Centex Construction Products Inc.                       239          14,405
   Ceradyne Inc.                                           274           9,332 *
   Drew Industries Inc.                                    207           5,755 *
   ElkCorp                                                 686          18,316
   Genlyte Group Inc. (The)                                492          28,723 *
   Integrated Electrical Services Inc.                     904           8,362 *
   Lennox International Inc.                             1,608          26,854
   LSI Industries Inc.                                     333           4,496
   Lydall Inc.                                             437           4,453 *
   Mestek Inc.                                             151           2,908 *
   NCI Building Systems Inc.                               785          18,762 *
   Simpson Manufacturing Co. Inc.                          606          30,820 *
   Texas Industries Inc.                                   824          30,488
   Trex Co. Inc.                                           269          10,217 *
   USG Corp.                                             1,180          19,553 *
   York International Corp.                              1,399          51,482
                                                                 -------------
                                                                       293,041
                                                                 -------------
CHEMICALS                                     (2.3%)
   Aceto Corp.                                             308           7,866
   Albemarle Corp.                                       1,121          33,596
   Arch Chemicals Inc.                                     733          18,809
   Cabot Microelectronics Corp.                            741          36,309 *
   Calgon Carbon Corp.                                   1,007           6,253
   Crompton Corp.                                        3,842          27,547
   Ethyl Corp.                                             541          11,832 *
   Ferro Corp.                                           1,393          37,904
   Georgia Gulf Corp.                                      937          27,061
   Grace (W.R.) & Co.                                    1,566           4,025 *
   Great Lakes Chemical Corp.                            1,305          35,483
   Gundle/Slt Environmental Inc.                           190           3,944 *
   H.B. Fuller Co.                                       1,109          32,982
   Hercules Inc.                                         3,612          44,065 *
   IMC Global Inc.                                       4,096          40,673
   Kronos Worldwide Inc.                                   154           3,419 *
   MacDermid Inc.                                          987          33,795
   Millennium Chemicals Inc.                             2,247          28,492
   Minerals Technologies Inc.                              680          40,290
   Myers Industries Inc.                                   497           6,024
   NL Industries Inc.                                      308           3,604
   Octel Corp.                                             436           8,585
   Olin Corp.                                            2,077          41,665
   OM Group Inc.                                         1,054          27,604 *
   OMNOVA Solutions Inc.                                   852           4,090 *
   PolyOne Corp.                                         3,628          23,183
   Quaker Chemical Corp.                                   273           8,395
   Raven Industries Inc.                                   190           5,605
   Rogers Corp.                                            594          26,207 *
   Schulman (A.) Inc.                                      984          20,979
   Spartech Corp.                                          871          21,461
   Stepan Co.                                              266           6,823
   SurModics Inc.                                          442          10,564 *
   Symyx Technologies Inc.                                 877          18,022 *
   Valhi Inc.                                            1,045          15,633
   Vertex Pharmaceuticals Inc.                           2,736          27,989 *
   Wellman Inc.                                          1,215          12,405
                                                                 -------------
                                                                       763,183
                                                                 -------------
COAL                                          (0.1%)
   Massey Energy Co.                                     2,307          47,986
   Westmoreland Coal Co.                                   148           2,590 *
                                                                 -------------
                                                                        50,576
                                                                 -------------
COMMERCIAL SERVICES                           (4.3%)
   Aaron Rents Inc.                                        874          17,594
   ABM Industries Inc.                                   1,305          22,720
   Actuant Corp. Class A                                   741          26,824 *
   Administaff Inc.                                        670          11,645 *

   Advisory Board Co. (The)                                370          12,917 *
   Albany Molecular Research Inc.                          851          12,782 *
   Alderwoods Group Inc.                                 1,500          14,130 *
   Arbitron Inc.                                         1,143          47,685 *
   Armor Holdings Inc.                                     776          20,417 *
   Atrix Laboratories Inc.                                 825          19,833 *
   Bankrate Inc.                                           410           5,076 *
   Blue Rhino Corp.                                        468           6,501 *
   Bowne & Co. Inc.                                      1,310          17,764
   Bright Horizons Family Solutions Inc.                   404          16,968 *
   Brink's Co. (The)                                     2,006          45,355
   CDI Corp.                                               488          15,982
   Central Parking Corp.                                   747          11,153
   Charles River Associates Inc.                           284           9,085 *
   Clark Inc.                                              616          11,852 *
   Clean Harbors Inc.                                      176           1,568 *
   CMGI Inc.                                            14,600          25,988
   Coinstar Inc.                                           751          13,563 *
   Consolidated Graphics Inc.                              463          14,622 *
   Cornell Cos Inc.                                        485           6,620 *
   CorVel Corp.                                            234           8,798 *
   CoStar Group Inc.                                       520          21,674 *
   CPI Corp.                                               377           7,619
   Cross Country Healthcare Inc.                           776          11,578 *
   Darling International Inc.                            2,200           6,072 *
   Electro Rent Corp.                                      319           4,255 *
   Euronet Worldwide Inc.                                  531           9,558 *
   Exult Inc.                                            1,400           9,968 *
   First Consulting Group Inc.                             375           2,111 *
   FTI Consulting Inc.                                   1,423          33,256 *
   Gartner Inc. Class A                                  2,780          31,442 *
   Gevity HR Inc.                                          419           9,319
   GSI Commerce Inc.                                       610           5,954 *
   Harris Interactive Inc.                               1,184           9,827 *
   Healthcare Services Group Inc.                          188           3,627
   Heidrick & Struggles
    International Inc.                                     678          14,780 *
   Horizon Offshore Inc.                                   482           2,121 *
   Hudson Highland Group Inc.                              389           9,278 *
   Insurance Auto Auctions Inc.                            418           5,455 *
   iPayment Holdings Inc.                                  282           9,588 *
   j2 Global Communications Inc.                           549          13,599 *
   Kelly Services Inc. Class A                             566          16,154
   Korn/Ferry International                              1,365          18,209 *
   Kroll Inc.                                            1,314          34,164 *
   Labor Ready Inc.                                      1,325          17,358 *
   Landauer Inc.                                           314          12,805
   Learning Tree International Inc.                        410           7,130 *
   Mail-Well Inc.                                          488           2,250 *
   MAXIMUS Inc.                                            565          22,108 *
   McGrath Rentcorp                                        225           6,131
   Medical Staffing Network Holdings Inc.                  626           6,855 *
   MedQuist Inc.                                           439           7,050 *
   Midas Inc.                                              713          10,196 *
   Mobile Mini Inc.                                        427           8,420 *
   Monro Muffler Brake Inc.                                305           6,103 *
   MPS Group Inc.                                        3,243          30,322 *
   Navigant Consulting Co.                               1,469          27,705 *
   NetRatings Inc.                                         207           2,366 *
   PDI Inc.                                                293           7,855 *
   Petroleum Helicopters Inc.                              247           6,052 *
   Pharmacopeia Inc.                                       957          13,599 *
   Plexus Corp.                                          1,470          25,240 *
   Pre-Paid Legal Services Inc.                            528          13,791 *
   PRG-Schultz International Inc.                        1,196           5,860 *
   Princeton Review Inc. (The)                             319           3,110 *
   Quanta Services Inc.                                  2,431          17,746 *
   R.H. Donnelley Corp.                                    720          28,685 *
   Rent-Way Inc.                                           766           6,274 *
   Resources Connection Inc.                               698          19,062 *
   Rewards Network Inc.                                    788           8,400 *
   Right Management Consultants Inc.                       609          11,364 *
   Rollins Inc.                                            694          15,650
   Roper Industries Inc.                                 1,040          51,229
   Roto-Rooter Inc.                                        351          16,181
   SFBC International Inc.                                 226           6,003 *
   SM&A                                                    687           8,038 *
   Sotheby's Holdings Inc. Class A                       1,604          21,911 *

   SOURCECORP Inc.                                         632          16,198 *
   Spherion Corp.                                        2,429          23,780 *
   Stewart Enterprises Inc. Class A                      3,804          21,607 *
   Strayer Education Inc.                                  362          39,395
   Sylvan Learning Systems Inc.                          1,213          34,922 *
   TeleTech Holdings Inc.                                1,115          12,600 *
   Thomas Nelson Inc.                                      278           5,374
   Trimeris Inc.                                           525          11,015 *
   Tyler Technologies Inc.                               1,345          12,952 *
   United Rentals Inc.                                   1,940          37,363
   URS Corp.                                               687          17,182 *
   Volt Information Sciences Inc.                          366           8,272 *
   Wackenhut Corrections Corp.                             389           8,869 *
   Watson Wyatt & Co. Holdings                           1,154          27,869 *
   Wireless Facilities Inc.                              1,088          16,168 *
   World Fuel Services Corp.                               448          15,210
                                                                 -------------
                                                                     1,468,675
                                                                 -------------
COMPUTERS                                     (5.2%)
   ActivCard Corp.                                       1,088           8,573
   Activision Inc.                                       3,437          62,552 *
   Advanced Digital Information Corp.                    2,229          31,206 *
   Advent Software Inc.                                  1,188          20,707 *
   Agile Software Corp.                                  1,504          14,890 *
   ANSYS Inc.                                              530          21,041 *
   Anteon International Corp.                              664          23,937 *
   Ask Jeeves Inc.                                       1,244          22,541 *
   Aspen Technology Inc.                                 1,348          13,830 *
   autobytel.com Inc.                                    1,247          11,323 *
   BARRA Inc.                                              516          18,313
   Black Box Corp.                                         594          27,366
   CACI International Inc. Class A                       1,078          52,411 *
   CCC Information Services Group Inc.                     609          10,292 *
   CIBER Inc.                                            1,792          15,519 *
   Computer Network Technology Corp.                       920           8,777 *
   Concur Technologies Inc.                                856           8,286 *
   Concurrent Computer Corp.                             1,581           6,909 *
   Cray Inc.                                             2,419          24,021 *
   CyberGuard Corp.                                        329           2,869 *
   Datastream Systems Inc.                                 375           2,944 *
   Dendrite International Inc.                           1,052          16,485 *
   Digimarc Corp.                                          334           4,442 *
   Digital River Inc.                                      981          21,680 *
   Digitas Inc.                                            660           6,151 *
   Dot Hill Systems Corp.                                1,303          19,740 *
   Drexler Technology Corp.                                313           4,279 *
   DSP Group Inc.                                          950          23,665 *
   E.piphany Inc.                                        2,114          15,242 *
   Echelon Corp.                                         1,135          12,644 *
   Eclipsys Corp.                                        1,182          13,758 *
   eCollege.com Inc.                                       418           7,716 *
   Electronics For Imaging, Inc.                         1,549          40,305 *
   EMC Corp.                                             3,345          43,217 *
   Enterasys Networks Inc.                               8,013          30,049 *
   Entrust Inc.                                          1,417           5,781 *
   Epicor Software Corp.                                 1,230          15,695 *
   Extreme Networks Inc.                                 3,410          24,586 *
   FalconStor Software Inc.                              1,074           9,387 *
   Gateway Inc.                                          7,415          34,109 *
   Group 1 Software Inc.                                   329           5,797 *
   Hypercom Corp.                                          996           4,741 *
   Hyperion Solutions Corp.                              1,562          47,078 *
   IDX Systems Corp.                                       621          16,655 *
   iGATE Corp.                                             413           3,242 *
   InFocus Corp.                                         1,177          11,393 *
   infoUSA Inc.                                            845           6,270 *
   Integral Systems Inc.                                   287           6,176
   InterCept Inc.                                          716           8,084 *
   Intergraph Corp.                                      1,630          38,990 *
   Internet Security Systems Inc.                        1,396          26,287 *
   Interwoven Inc.                                         732           9,252 *
   Iomega Corp.                                          1,702          10,178
   Keynote Systems Inc.                                    660           7,854 *
   Komag Inc.                                              809          11,836 *
   Kronos Inc.                                           1,156          45,789 *
   Lexar Media Inc.                                      2,363          41,187 *
   Lionbridge Technologies Inc.                          1,167          11,215 *

   Manhattan Associates Inc.                               781          21,587 *
   MAPICS Inc.                                             442           5,786 *
   MICROS Systems Inc.                                     586          25,409 *
   Mobius Management Systems Inc.                          182           2,302 *
   MSC.Software Corp.                                      948           8,959 *
   MTS Systems Corp.                                       656          12,615
   Neoware Systems Inc.                                    588           8,056 *
   NetScout Systems Inc.                                   370           2,812 *
   Network Equipment Technologies Inc.                     825           9,075 *
   NYFIX Inc.                                              779           6,193 *
   Overland Storage Inc.                                   392           7,370 *
   Packeteer Inc.                                          842          14,297 *
   PalmOne, Inc.                                         1,212          14,241 *
   Palmsource, Inc.                                        340           7,409 *
   PC-Tel Inc.                                             695           7,374 *
   PEC Solutions Inc.                                      443           7,509 *
   Pegasus Solutions Inc.                                  908           9,507 *
   Pemstar Inc.                                            587           1,931 *
   Perot Systems Corp. Class A                           2,771          37,353 *
   Planar Systems Inc.                                     511          12,428 *
   Progress Software Corp.                                 938          19,191 *
   QAD Inc.                                                295           3,617 *
   Quantum Corp.                                         5,313          16,577 *
   Quest Software Inc.                                   1,387          19,695 *
   Radiant Systems Inc.                                    398           3,347 *
   RadiSys Corp.                                           685          11,549 *
   Rainbow Technologies Inc.                               845           9,515 *
   Retek Inc.                                            1,857          17,233 *
   RSA Security Inc.                                     1,630          23,146 *
   Safeguard Scientifics Inc.                            3,981          16,083 *
   SafeNet Inc.                                            424          13,046 *
   Sanchez Computer Associates Inc.                        375           1,556 *
   Sapient Corp.                                         2,460          13,776 *
   ScanSoft Inc.                                         2,403          12,784 *
   ScanSource Inc.                                         440          20,073 *
   Secure Computing Corp.                                1,183          21,188
   Sigma Designs Inc.                                      479           3,607 *
   Silicon Graphics, Inc.                                8,100          11,097 *
   Silicon Storage Technology Inc.                       2,860          31,460 *
   Sonic Solutions Inc.                                    585           8,951 *
   SonicWALL Inc.                                        2,002          15,616 *
   SS&C Technologies Inc.                                  240           6,708
   Stratasys Inc.                                          255           6,951 *
   Sykes Enterprises Inc.                                  858           7,344 *
   Synaptics Inc.                                          719          10,771 *
   Syntel Inc.                                             204           5,041
   Systems & Computer Technology Corp.                   1,221          19,963 *
   Take-Two Interactive Software Inc.                    1,586          45,693 *
   Tier Technologies Inc. Class B                          482           3,938 *
   Transaction Systems Architects Inc.
    Class A                                              1,222          27,654 *
   TTM Technologies Inc.                                   812          13,707 *
   Verity Inc.                                             809          13,502 *
   Verso Technologies Inc.                               4,498          14,394 *
   WatchGuard Technologies Inc.                            953           5,546 *
                                                                 -------------
                                                                     1,765,794
                                                                 -------------
COSMETICS/PERSONAL CARE                       (0.1%)
   Chattem Inc.                                            546           9,773 *
   Elizabeth Arden Inc.                                    545          10,857 *
                                                                 -------------
                                                                        20,630
                                                                 -------------
DISTRIBUTION/WHOLESALE                        (0.8%)
   Advanced Energy Industries Inc.                         687          17,896 *
   Advanced Marketing Services Inc.                        586           6,680
   Aviall Inc.                                           1,139          17,666 *
   Building Materials Holdings Corp.                       340           5,280
   Central European Distribution Corp.                     198           6,257 *
   Handleman Co.                                           919          18,867
   Hughes Supply Inc.                                      934          46,345
   Keystone Automotive Industries Inc.                     288           7,304 *
   Owens & Minor Inc.                                    1,473          32,273
   SCP Pool Corp.                                        1,016          33,203 *
   United Stationers Inc.                                1,154          47,222 *
   Watsco Inc.                                             749          17,025
   WESCO International Inc.                                329           2,912 *
                                                                 -------------
                                                                       258,930
                                                                 -------------

DIVERSIFIED FINANCIAL SERVICES                (1.7%)
   Accredited Home Lenders Holding Co.                     348          10,649 *
   Advanta Corp. Class B                                   526           6,691
   Affiliated Managers Group Inc.                          799          55,601 *
   Century Business Services Inc.                        2,926          13,079 *
   Charter Municipal Mortgage
    Acceptance Co.                                       1,589          33,576
   CompuCredit Corp.                                       525          11,172 *
   Credit Acceptance Corp.                                 300           4,590 *
   Digital Insight Corp.                                 1,105          27,515 *
   E-LOAN Inc.                                           1,329           3,960 *
   Federal Agricultrural Mortgage Corp.
    Class C                                                314          10,035 *
   Financial Federal Corp.                                 552          16,864 *
   First Albany Companies Inc.                             150           2,106
   Forrester Research Inc.                                 526           9,400 *
   Gabelli Asset Management Inc. Class A                   339          13,492
   Gladstone Capital Corp.                                 376           8,404
   Investment Technology Group Inc.                      1,745          28,182 *
   Knight Trading Group Inc.                             2,775          40,626 *
   MCG Capital Corp.                                       928          18,096
   MemberWorks Inc.                                        304           8,260 *
   Metris Companies Inc.                                   898           3,987 *
   National Processing Inc.                                379           8,925 *
   NCO Group Inc.                                          713          16,235 *
   New Century Financial Corp.                           1,107          43,915
   Phoenix Companies Inc.                                3,428          41,273
   Portfolio Recovery Associates Inc.                      440          11,682 *
   Resource America Inc. Class A                           342           5,130
   S1 Corp.                                              2,923          23,530 *
   Saxon Capital Inc.                                      918          19,232 *
   Seacoast Financial Services Corp.                     1,024          28,068
   StarTek Inc.                                            400          16,316
   SWS Group Inc.                                          614          10,929
   WFS Financial Inc.                                      430          18,258 *
   World Acceptance Corp.                                  508          10,114 *
                                                                 -------------
                                                                       579,892
                                                                 -------------
ELECTRIC                                      (1.6%)
   Allegheny Energy Inc.                                 5,024          64,105 *
   Avista Corp.                                          1,839          33,323
   Black Hills Corp.                                     1,161          34,633
   Central Vermont Public Service Corp.                    464          10,904
   CH Energy Group Inc.                                    544          25,514
   Cleco Corp.                                           1,614          29,020
   CMS Energy Corp.                                      6,043          51,486 *
   El Paso Electric Co.                                  1,652          22,054 *
   Empire District Electric Co. (The)                      916          20,088
   IDACORP Inc.                                          1,420          42,486
   MGE Energy Inc.                                         685          21,584
   Otter Tail Corp.                                      1,063          28,414
   Plug Power Inc.                                         746           5,409
   PNM Resources Inc.                                    1,388          39,003
   Sierra Pacific Resources                              3,993          29,309 *
   UIL Holdings Corp.                                      532          23,993
   UniSource Energy Corp.                                1,021          25,178
   Westar Energy Inc.                                    2,543          51,496
                                                                 -------------
                                                                       557,999
                                                                 -------------
ELECTRICAL COMPONENTS & EQUIPMENT             (0.4%)
   C&D Technologies Inc.                                   812          15,566
   Encore Wire Corp.                                       263           4,658 *
   GrafTech International Ltd.                           3,282          44,307 *
   Medis Technologies Ltd.                                 336           3,595 *
   Power-One Inc.                                        2,316          25,082 *
   Wilson Greatbatch Technologies Inc.                     711          30,054 *
                                                                 -------------
                                                                       123,262
                                                                 -------------
ELECTRONICS                                   (4.5%)
   Actel Corp.                                             827          19,931 *
   Aeroflex Inc.                                         1,831          21,404 *
   Agilysys, Inc.                                          895           9,979
   Analogic Corp.                                          237           9,717
   Artesyn Technologies Inc.                             1,061           9,040 *
   Artisan Components Inc.                                 626          12,833 *
   ATMI Inc.                                               965          22,330 *
   Barnes Group Inc.                                       472          15,250
   Bel Fuse Inc. Class B                                   301           9,822
   Belden Inc.                                             927          19,550

   Benchmark Electronics Inc.                            1,293          45,008 *
   Brady Corp. Class A                                     698          28,444
   Cable Design Technologies Corp.                       1,522          13,683 *
   Checkpoint Systems Inc.                               1,205          22,787 *
   Coherent Inc.                                         1,075          25,585 *
   Concord Camera Corp.                                    820           7,585 *
   CTS Corp.                                             1,320          15,180
   Cubic Corp.                                             492          11,316
   Cymer Inc.                                            1,282          59,215 *
   Daktronics Inc.                                         399          10,039 *
   Diodes Inc.                                             267           5,073 *
   Dionex Corp.                                            641          29,499 *
   DuPont Photomasks Inc.                                  477          11,515 *
   EDO Corp.                                               556          13,705
   Electro Scientific Industries Inc.                    1,082          25,752 *
   Emerson Radio Corp.                                     379           1,425 *
   Energy Conversion Devices Inc.                          702           6,339 *
   ESS Technology Inc.                                   1,117          19,000 *
   Exar Corp.                                            1,431          24,441 *
   Excel Technology Inc.                                   360          11,830 *
   Fargo Electronics                                       307           3,905 *
   FEI Co.                                                 960          21,600 *
   FuelCell Energy Inc.                                  1,223          15,899 *
   General Cable Corp.                                   1,155           9,413 *
   Helix Technology Corp.                                1,042          21,444
   Herley Industries Inc.                                  293           6,065 *
   Hutchinson Technology Inc.                              813          24,992 *
   II-VI Inc.                                              344           8,875 *
   Innovex Inc.                                            741           6,247 *
   InVision Technologies Inc.                              666          22,358 *
   Keithley Instruments Inc.                               487           8,912 *
   KEMET Corp.                                           2,990          40,933 *
   Lifeline Systems Inc.                                   242           4,598 *
   Littelfuse Inc.                                         695          20,030 *
   Manufacturers Services Ltd.                             929           5,648 *
   Mattson Technology Inc.                               1,099          13,430 *
   Mentor Graphics Corp.                                 2,685          39,040 *
   Mercury Computer Systems Inc.                           774          19,273 *
   Methode Electronics Inc. Class A                      1,103          13,490
   Metrologic Instruments Inc.                             232           6,264 *
   Micrel Inc.                                           2,006          31,253 *
   Microsemi Corp.                                       1,082          26,596 *
   MKS Instruments Inc.                                  1,021          29,609 *
   Molecular Devices Corp.                                 468           8,887 *
   Moog Inc. Class A                                       577          28,504 *
   Nassda Corp.                                            518           3,756 *
   OSI Systems Inc.                                        489           9,394 *
   Park Electrochemical Corp.                              731          19,364
   Photon Dynamics Inc.                                    558          22,454 *
   Photronics Inc.                                         991          19,741 *
   Power Integrations Inc.                                 886          29,646 *
   Rayovac Corp.                                         1,131          23,694 *
   REMEC Inc.                                            2,041          17,165 *
   Research Frontiers Inc.                                 326           3,029 *
   Richardson Electronics Ltd.                             145           1,782
   Rofin-Sinar Technologies Inc.                           328          11,336 *
   Rudolph Technologies Inc.                               476          11,681 *
   SBS Technologies Inc.                                   428           6,296 *
   Semtech Corp.                                         2,275          51,710 *
   Silicon Image Inc.                                    2,252          16,282 *
   Siliconix Inc.                                          280          12,796 *
   Sipex Corp.                                             683           5,266 *
   Stoneridge Inc.                                         513           7,721 *
   Supertex Inc.                                           326           6,227 *
   Sypris Solutions Inc.                                   210           3,530
   Technitrol Inc.                                       1,446          29,990 *
   Thomas & Betts Corp.                                  1,516          34,701 *
   Three-Five Systems Inc.                                 850           4,454 *
   Trimble Navigation Ltd.                               1,117          41,596 *
   Triumph Group Inc.                                      531          19,328 *
   Universal Display Corp.                                 604           8,257 *
   Universal Electronics Inc.                              436           5,555 *
   Varian Inc.                                           1,147          47,863 *
   Vicor Corp.                                             572           6,527 *
   Watts Water Technologies Inc. Class A                   438           9,724
   Woodhead Industries Inc.                                225           3,803
   Woodward Governor Co.                                   304          17,276

   X-Rite Inc.                                             617           6,984
   Xicor Inc.                                              844           9,571 *
   Zoran Corp.                                           1,405          24,433 *
   Zygo Corp.                                              616          10,158 *
                                                                 -------------
                                                                     1,537,632
                                                                 -------------
ENERGY & RELATED                              (0.1%)
   Headwaters Inc.                                         826          16,206 *
   KCS Energy Inc.                                       1,246          13,145 *
                                                                 -------------
                                                                        29,351
                                                                 -------------
ENERGY - ALTERNATE SOURCES                    (0.0%)
   KFx Inc.                                                882           6,659 *
                                                                 -------------
ENGINEERING & CONSTRUCTION                    (0.3%)
   EMCOR Group Inc.                                        545          23,926 *
   Granite Construction Inc.                             1,148          26,967
   Perini Corp.                                            302           2,763 *
   Washington Group International Inc.                     996          33,833 *
                                                                 -------------
                                                                        87,489
                                                                 -------------
ENTERTAINMENT                                 (1.1%)
   4Kids Entertainment Inc.                                447          11,631 *
   Alliance Gaming Corp.                                 1,911          47,105 *
   AMC Entertainment Inc.                                1,321          20,092 *
   Ameristar Casinos Inc.                                  369           9,029 *
   Argosy Gaming Co.                                       905          23,521 *
   Churchill Downs Inc.                                    185           6,697
   Dover Downs Gaming &
   Entertainment Inc.                                      237           2,242
   Dover Motorsports Inc.                                  231             809
   Gaylord Entertainment Co.                               482          14,388 *
   Hollywood Entertainment Corp.                         2,033          27,954 *
   Isle of Capri Casinos Inc.                              550          11,809 *
   Macrovision Corp.                                     1,452          32,800 *
   Magna Entertainment Corp. Class A                     1,053           5,339 *
   Martha Stewart Living Omnimedia Inc.
    Class A                                                434           4,275 *
   MTR Gaming Group Inc.                                   679           6,994 *
   NetFlix Inc.                                            356          19,470 *
   Penn National Gaming Inc.                             1,185          27,350 *
   Pinnacle Entertainment Inc.                             736           6,860 *
   Scientific Games Corp. Class A                        1,702          28,950 *
   Shuffle Master Inc.                                     577          19,976 *
   Six Flags Inc.                                        3,080          23,162 *
   Speedway Motorsports Inc.                               557          16,108
   Vail Resorts Inc.                                       788          13,396 *
   World Wrestling Entertainment Inc.                      369           4,834
                                                                 -------------
                                                                       384,791
                                                                 -------------
ENVIRONMENTAL CONTROL                         (0.4%)
   Casella Waste Systems Inc. Class A                      558           7,639 *
   Ionics Inc.                                             655          20,862 *
   Mine Safety Appliances Co.                              227          18,049
   Tetra Tech Inc.                                       1,768          43,952 *
   TRC Companies Inc.                                      363           7,645
   Waste Connections Inc.                                1,078          40,716
                                                                 -------------
                                                                       138,863
                                                                 -------------
FOOD                                          (2.1%)
   American Italian Pasta Co. Class A                      589          24,679 *
   Arden Group Inc. Class A                                 44           3,410
   CEC Entertainment Inc.                                  873          41,371 *
   Chiquita Brands International Inc.                    1,336          30,100 *
   Corn Products International Inc.                      1,243          42,821
   Flowers Foods Inc.                                    1,141          29,438
   Great Atlantic & Pacific Tea Co.                        743           6,241 *
   Green Mountain Coffee Roasters Inc.                     120           2,762 *
   Hain Celestial Group Inc.                               779          18,081 *
   Horizon Organic Holding Corp.                           384           9,197 *
   IHOP Corp.                                              704          27,090
   Ingles Markets Inc. Class A                             487           5,001
   International Multifoods Corp.                          691          12,438 *
   Interstate Bakeries Corp.                             1,633          23,238
   J & J Snack Foods Corp.                                 162           6,117 *
   Jack in the Box Inc.                                  1,202          25,675 *
   Lance Inc.                                              717          10,777
   Landry's Restaurants Inc.                               828          21,296
   Nash Finch Co.                                          349           7,797

   P.F. Chang's China Bistro Inc.                          946          48,133 *
   Panera Bread Co. Class A                                948          37,474 *
   Papa John's International Inc.                          311          10,381 *
   Pathmark Stores Inc.                                    944           7,174 *
   Pilgrim's Pride Corp. Class B                           574           9,373
   Ralcorp Holdings Inc.                                 1,004          31,485 *
   Rare Hospitality International Inc.                     991          24,220 *
   Riviana Foods Inc.                                       94           2,575
   Ruddick Corp.                                         1,146          20,513
   Sanderson Farms Inc.                                    237           9,551
   Sanfilippo (John B.) & Son Inc.                         242          12,352 *
   Sensient Technologies Corp.                           1,288          25,464
   Sonic Corp.                                           1,548          47,401 *
   Tejon Ranch Co.                                         315          12,918 *
   United Natural Foods Inc.                               675          24,239 *
   Weis Markets Inc.                                       460          16,698
   Wild Oats Markets Inc.                                  877          11,340 *
                                                                 -------------
                                                                       698,820
                                                                 -------------
FOREST PRODUCTS & PAPER                       (0.8%)
   American Woodmark Corp.                                 234          12,882
   Buckeye Technologies Inc.                               934           9,387 *
   Caraustar Industries Inc.                               944          13,027 *
   Chesapeake Corp.                                        609          16,126
   Deltic Timber Corp.                                     407          12,373
   Glatfelter Co.                                          981          12,213
   Louisiana-Pacific Corp.                               4,173          74,614 *
   Pope & Talbot Inc.                                      711          12,521
   Potlatch Corp.                                          946          32,892
   Rock-Tenn Co. Class A                                   850          14,671
   Schweitzer-Mauduit International Inc.                   541          16,111
   Universal Forest Products Inc.                          496          15,961
   Wausau-Mosinee Paper Corp.                            1,167          15,778
                                                                 -------------
                                                                       258,556
                                                                 -------------
GAS                                           (0.2%)
   EnergySouth Inc.                                        113           3,955
   Laclede Group Inc. (The)                                678          19,357
   NUI Corp.                                               752          12,122
   Southwestern Energy Co.                               1,276          30,497 *
                                                                 -------------
                                                                        65,931
                                                                 -------------
HAND/MACHINE TOOLS                            (0.3%)
   Baldor Electric Co.                                   1,018          23,261
   Franklin Electric Co. Inc.                              270          16,332
   Kennametal Inc.                                       1,158          46,031
   Powell Industries Inc.                                  139           2,662 *
   Regal-Beloit Corp.                                      827          18,194
                                                                 -------------
                                                                       106,480
                                                                 -------------
HEALTH CARE                                   (6.1%)
   Accredo Health Inc.                                   1,704          53,863 *
   Advanced Neuromodulation Systems Inc.                   692          31,818 *
   Aksys Ltd.                                            1,072           9,466 *
   Alaris Medical Inc.                                     746          11,347 *
   Alliance Imaging Inc.                                   225             833 *
   American Healthways Inc.                                912          21,769 *
   American Medical Systems Holdings Inc.                  815          17,767 *
   AMERIGROUP Corp.                                        866          36,935 *
   AMN Healthcare Services Inc.                            500           8,580 *
   AmSurg Corp.                                            595          22,545 *
   Arrow International Inc.                                938          23,431
   ArthroCare Corp.                                        635          15,558 *
   Aspect Medical Systems Inc.                             188           2,145 *
   Bei Technologies Inc.                                   297           5,940
   Beverly Enterprises Inc.                              3,488          29,962 *
   BioLase Technology Inc.                                 668          11,089 *
   BioMarin Pharmaceutical Inc.                          2,263          17,581 *
   Bioreliance Corp.                                       191           9,134 *
   Biosite Inc.                                            373          10,798 *
   Bruker BioSciences Corp.                                370           1,684 *
   Candela Corp.                                           187           3,400 *
   Cantel Medical Corp.                                    333           5,391 *
   Cardiac Science Inc.                                  1,051           4,193 *
   CardioDynamics International Corp.                      732           4,370 *
   Centene Corp.                                           663          18,571 *
   Cepheid Inc.                                            914           8,756 *

   Cerner Corp.                                            997          37,736 *
   Cerus Corp.                                             528           2,397 *
   Cholestech Corp.                                        366           2,793 *
   Chronimed Inc.                                          331           2,807 *
   Closure Medical Corp.                                   224           7,600 *
   Conceptus Inc.                                          694           7,370 *
   CONMED Corp.                                          1,045          24,871 *
   Cooper Companies Inc.                                 1,132          53,351
   Covance Inc.                                          2,399          64,293 *
   CTI Molecular Imaging Inc.                              923          15,608 *
   Curative Health Services Inc.                           338           4,664 *
   Cyberonics Inc.                                         705          22,567 *
   Cytyc Corp.                                           4,402          60,572 *
   Dade Behring Holdings Inc.                            1,539          55,004 *
   Datascope Corp.                                         416          14,914
   DHB Industries Inc.                                     598           4,186 *
   Diagnostic Products Corp.                               816          37,463
   DJ Orthopedics Inc.                                     359           9,621 *
   Dynacq Healthcare Inc.                                  202           1,551 *
   Enzo Biochem Inc.                                       831          14,883 *
   Enzon Pharmaceuticals Inc.                            1,347          16,164 *
   Exactech Inc.                                           130           1,918 *
   Flir Systems Inc.                                     1,171          42,742 *
   Genesis HealthCare Corp.                                462          10,524 *
   Gen-Probe Inc.                                        1,885          68,746 *
   Gentiva Health Services Inc.                            994          12,564 *
   Haemonetics Corp.                                       566          13,522 *
   Hanger Orthopedic Group Inc.                            816          12,705 *
   Hologic Inc.                                            791          13,708 *
   Hooper Holmes Inc.                                    1,754          10,840
   ICU Medical Inc.                                        352          12,067 *
   IGEN International Inc.                                 643          37,879 *
   INAMED Corp.                                            989          47,531 *
   Intermagnetics General Corp.                            574          12,720 *
   Interpore International                                 547           7,111 *
   Invacare Corp.                                          984          39,724
   Inveresk Research Group Inc.                          1,130          27,945 *
   Inverness Medical Innovations Inc.                      423           9,213 *
   i-STAT Corp.                                            483           7,390 *
   Kensey Nash Corp.                                       235           5,464 *
   Kindred Healthcare Inc.                                 468          24,327 *
   Kyphon Inc.                                             729          18,101 *
   LabOne Inc.                                             380          12,339 *
   Laserscope                                              353           5,503 *
   LifePoint Hospitals Inc.                              1,462          43,056 *
   Luminex Corp.                                           703           6,594 *
   Matria Healthcare Inc.                                  348           7,353 *
   Medical Action Industries Inc.                          219           4,097 *
   Mentor Corp.                                          1,432          34,454
   Merit Medical Systems Inc.                              745          16,584 *
   National Healthcare Corp.                               364           7,244 *
   Novoste Corp.                                           334           1,600 *
   Oakley Inc.                                             949          13,134
   Ocular Sciences Inc.                                    647          18,575 *
   Odyssey Healthcare Inc.                               1,235          36,136 *
   Option Care Inc.                                        368           3,930 *
   OraSure Technologies Inc.                             1,040           8,278 *
   Orthodontic Centers of America Inc.                   1,722          13,862 *
   Orthologic Corp.                                        885           5,425 *
   Osteotech Inc.                                          540           4,752 *
   Palatin Technologies Inc.                             1,376           3,440 *
   Pediatrix Medical Group Inc.                            910          50,132 *
   PolyMedica Corp.                                        588          15,470
   Possis Medical Inc.                                     606          11,969 *
   Province Healthcare Co.                               1,546          24,736 *
   PSS World Medical Inc.                                2,603          31,418 *
   Quidel Corp.                                            816           8,829 *
   RehabCare Group Inc.                                    508          10,800 *
   Retractable Technologies Inc.                           404           2,432 *
   Select Medical Corp.                                  1,566          25,494
   Sierra Health Services Inc.                             843          23,140 *
   Sola International Inc.                               1,144          21,507 *
   SonoSite Inc.                                           495          10,613 *
   Specialty Laboratories Inc.                             325           5,457 *
   Staar Surgical Co.                                      514           5,788 *
   Sunrise Senior Living Inc.                              523          20,261 *
   Synovis Life Technologies Inc.                          304           6,183 *

   Theragenics Corp.                                       911           4,983 *
   Therasense Inc.                                       1,056          21,437 *
   Thoratec Corp.                                        1,587          20,647 *
   TriPath Imaging Inc.                                    680           5,304 *
   U.S. Physical Therapy Inc.                              517           8,132 *
   US Oncology Inc.                                      2,576          27,718 *
   VCA Antech Inc.                                       1,185          36,711 *
   Ventana Medical Systems Inc.                            477          18,794 *
   Viasys Healthcare Inc.                                1,134          23,360 *
   VistaCare Inc. Class A                                  421          14,798 *
   VISX Inc.                                             1,361          31,507 *
   Vital Images Inc.                                       270           4,817 *
   Vital Sign Inc.                                         113           3,695
   West Pharmaceutical Services Inc.                       451          15,289
   Wright Medical Group Inc.                               566          17,229 *
   Young Innovations Inc.                                   82           2,952
   Zoll Medical Corp.                                      257           9,118 *
                                                                 -------------
                                                                     2,071,158
                                                                 -------------
HOLDING COMPANIES                             (0.1%)
   Triarc Companies Inc.                                 1,086          11,707
   Walter Industries Inc.                                1,128          15,059
                                                                 -------------
                                                                        26,766
                                                                 -------------
HOME BUILDERS                                 (1.0%)
   Beazer Homes USA Inc.                                   507          49,514
   Brookfield Homes Corp.                                  601          15,488
   Champion Enterprises Inc.                             1,826          12,782 *
   Coachmen Industries Inc.                                578          10,468
   Dominion Homes Inc.                                     136           4,125 *
   Fleetwood Enterprises Inc.                            1,336          13,707 *
   M/I Schottenstein Homes Inc.                            384          14,995
   Meritage Corp.                                          382          25,330 *
   Monaco Coach Corp.                                      954          22,705 *
   Palm Harbor Homes Inc.                                  479           8,560 *
   Skyline Corp.                                           337          11,751
   Standard-Pacific Corp.                                1,186          57,581
   Thor Industries Inc.                                    629          35,362
   WCI Communities Inc.                                    667          13,747 *
   William Lyon Homes Inc.                                 164          10,294 *
   Winnebago Industries Inc.                               400          27,500
                                                                 -------------
                                                                       333,909
                                                                 -------------
HOME FURNISHINGS                              (0.3%)
   Applica Inc.                                            749          5,692 *
   Bassett Furniture Industries Inc.                       351          5,792
   Hooker Furniture Corp.                                  199          8,119
   Kimball International Inc. Class B                      713         11,087
   Libbey Inc.                                             439         12,503
   Modtech Holdings Inc.                                   188          1,581 *
   Movado Group Inc.                                       423         11,941
   Oneida Ltd.                                             717          4,223
   Select Comfort Corp.                                    718         17,778 *
   Standex International Corp.                             503         14,084
   Stanley Furniture Co. Inc.                              143          4,505
                                                                 -------------
                                                                        97,305
                                                                 -------------
HOUSEHOLD PRODUCTS / WARES                    (0.9%)
   American Greetings Corp., Class A                     2,464          53,888 *
   Central Garden & Pet Co.                                504          14,127 *
   CSS Industries Inc.                                     217           6,729
   Ennis Business Forms Inc.                               531           8,124
   Fossil Inc.                                             919          25,741 *
   Harland (John H.) Co.                                 1,018          27,791
   Jarden Corp.                                            856          23,403 *
   National Presto Industries Inc.                         201           7,266
   New England Business Service Inc.                       438          12,921
   Playtex Products Inc.                                   809           6,254 *
   Russ Berrie & Co. Inc.                                  333          11,289
   Standard Register Co. (The)                             582           9,795
   Toro Co.                                                927          43,013
   Tupperware Corp.                                      1,730          29,998
   Valence Technology Inc.                               2,000           7,700 *
   Yankee Candle Co. (The)                               1,109          30,309 *
                                                                 -------------
                                                                       318,348
                                                                 -------------

INSURANCE                                     (2.2%)
   21st Century Insurance Group                            804          11,055
   Alfa Corp.                                            1,364          17,541
   Allmerica Financial Corp.                             1,988          61,172 *
   American Medical Security Group Inc.                    499          11,188 *
   American Physicians Capital Inc.                        487           8,961 *
   AmerUs Group Co.                                      1,511          52,841
   Argonaut Group Inc.                                     800          12,432
   Baldwin & Lyons Inc. Class B                            235           6,594
   Citizens Inc.                                           691           6,516 *
   CNA Surety Corp.                                        442           4,203 *
   Commerce Group Inc.                                     874          34,523
   Crawford & Co. Class B                                  638           4,504
   Delphi Financial Group Inc. Class A                     831          29,916
   FBL Financial Group Inc. Class A                        372           9,598
   Financial Industries Corp.                              150           2,115 *
   Fremont General Corp.                                 2,124          35,917
   Great American Financial
    Resources Inc.                                         131           2,125
   Harleysville Group Inc.                                 987          19,631
   HealthExtras Inc.                                       678           9,085 *
   Hilb, Rogal & Hamilton Co.                            1,223          39,222
   Horace Mann Educators Corp.                           1,366          19,083
   Infinity Property & Casualty Corp.                      386          12,757
   Kansas City Life Insurance Co.                          235          10,857
   LandAmerica Financial Group Inc.                        744          38,881
   Midland Co. (The)                                       150           3,543
   National Western Life Insurance Co.
    Class A                                                 44           6,813 *
   NYMAGIC Inc.                                            113           3,098
   Ohio Casualty Corp.                                   1,862          32,324 *
   Penn-America Group Inc.                                 278           3,689
   Philadelphia Consolidated
    Holding Corp.                                          626          30,568 *
   PICO Holdings Inc.                                      319           4,999 *
   PMA Capital Corp. Class A                               897           4,593
   Presidential Life Corp.                                 796          10,475
   ProAssurance Corp.                                      876          28,163 *
   RLI Corp.                                               674          25,248
   Safety Insurance Group Inc.                             182           3,114
   Selective Insurance Group Inc.                        1,083          35,046
   State Auto Financial Corp.                              514          12,022
   Stewart Information Services Corp.                      632          25,628
   Triad Guaranty Inc.                                     285          14,350 *
   U.S.I. Holdings Corp.                                   698           9,109 *
   UICI                                                  1,419          18,844 *
   United Fire & Casualty Co.                              175           7,063
   Universal American Financial Corp.                      695           6,887 *
   Zenith National Insurance Corp.                         382          12,434
                                                                 -------------
                                                                       758,727
                                                                 -------------
IRON / STEEL                                  (0.6%)
   AK Steel Holding Corp.                                3,712          18,931 *
   Allegheny Technologies Inc.                           2,918          38,576
   Carpenter Technology Corp.                              843          24,928
   Cleveland-Cliffs Inc.                                   415          21,144 *
   Gibraltar Steel Corp.                                   216           5,432
   Reliance Steel & Aluminum Co.                           859          28,527
   Ryerson Tull Inc.                                       871           9,973
   Schnitzer Steel Industries Inc.
    Class A                                                301          18,211
   Steel Dynamics Inc.                                   1,479          34,742 *
                                                                 -------------
                                                                       200,464
                                                                 -------------
LEISURE TIME                                  (0.4%)
   Bally Total Fitness Holding Corp.                     1,135           7,945 *
   Callaway Golf Co.                                     2,639          44,467
   K2 Inc.                                                 789          12,001 *
   Marine Products Corp.                                   150           2,820
   Nautilus Group Inc. (The)                             1,080          15,174
   Navigant International Inc.                             375           5,194 *
   WMS Industries Inc.                                     870          22,794 *
                                                                 -------------
                                                                       110,395
                                                                 -------------
LODGING                                       (0.4%)
   Aztar Corp.                                             923          20,768 *
   Boca Resorts Inc. Class A                               846          12,656 *
   Boyd Gaming Corp.                                     1,103          17,802
   Choice Hotels International Inc.                        760          26,790 *
   Extended Stay America Inc.                            2,728          39,501
   Marcus Corp.                                            779          12,776
   Prime Hospitality Corp.                               1,344          13,709 *
                                                                 -------------
                                                                       144,002
                                                                 -------------

MACHINERY                                     (2.5%)
   Albany International Corp. Class A                      959          32,510
   Applied Industrial Technologies Inc.                    737          17,585
   Astec Industries Inc.                                   400           4,908 *
   Asyst Technologies Inc.                               1,814          31,473 *
   Briggs & Stratton Corp.                                 823          55,471
   Cascade Corp.                                           427           9,522
   Cognex Corp.                                          1,218          34,396
   Dycom Industries Inc.                                 1,725          46,265 *
   Engineered Support Systems Inc.                         620          34,137
   Esterline Technologies Corp.                            870          23,203 *
   Flowserve Corp.                                       1,892          39,505 *
   Gardner Denver Inc.                                     592          14,131 *
   Gerber Scientific Inc.                                  617           4,911 *
   Global Power Equipment Group Inc.                       394           2,632 *
   Gorman-Rupp Co. (The)                                   150           3,960
   Idex Corp.                                            1,030          42,838
   Insituform Technologies Inc. Class A                    730          12,045 *
   JLG Industries Inc.                                   1,549          23,591
   Kadant Inc.                                             456           9,872 *
   Kaman Corp. Class A                                     869          11,062
   Knight Transportation Inc.                              826          21,187 *
   Kulicke & Soffa Industries Inc.                       1,781          25,611 *
   Lincoln Electric Holding Inc.                         1,233          30,504
   Lindsay Manufacturing Co.                               497          12,549
   Manitowoc Co. Inc. (The)                                903          28,174
   NACCO Industries Inc.                                   163          14,585
   Nordson Corp.                                           876          30,248
   Paxar Corp.                                             919          12,315 *
   Presstek Inc.                                           771           5,605 *
   Robbins & Myers Inc.                                    454           8,621
   Sauer-Danfoss Inc.                                      312           5,054
   Semitool Inc.                                           502           5,382 *
   Stewart & Stevenson Services Inc.                       941          13,221 *
   Tecumseh Products Co. Class A                           600          29,058
   Tennant Co.                                             322          13,943
   Terex Corp.                                           1,510          43,005 *
   Thomas Industries Inc.                                  470          16,290
   Ultratech Inc.                                          756          22,204 *
   Unova Inc.                                            1,865          42,802 *
                                                                 -------------
                                                                       834,375
                                                                 -------------
MACHINERY - CONSTRUCTION & MINING             (0.1%)
   Joy Global Inc.                                       1,918          50,156
                                                                 -------------
MANUFACTURERS                                 (0.6%)
   CUNO Inc.                                               513          23,100 *
   EnPro Industries Inc.                                   837          11,676 *
   Federal Signal Corp.                                  1,740          30,485
   FMC Corp.                                             1,230          41,980 *
   Jacuzzi Brands Inc.                                   2,473          17,534 *
   Quixote Corp.                                           175           4,272
   Sturm Ruger & Co. Inc.                                  684           7,777
   Tredegar Corp.                                        1,162          18,046
   Trinity Industries Inc.                               1,241          38,272
   Wabtec Corp.                                          1,139          19,409
                                                                 -------------
                                                                       212,551
                                                                 -------------
MANUFACTURING                                 (0.3%)
   Acuity Brands Inc.                                    1,467          37,848
   Applied Films Corporation                               479          15,817 *
   ESCO Technologies Inc.                                  412          17,984 *
   Hexcel Corp.                                            526           3,898 *
   Kaydon Corp.                                            915          23,643
                                                                 -------------
                                                                        99,190
                                                                 -------------
MEDIA                                         (1.3%)
   Acme Communications Inc.                                176           1,547 *
   Banta Corp.                                             894          36,207
   Beasley Broadcast Group Inc. Class A                    228           3,746 *
   Courier Corp.                                           112           4,309
   Crown Media Holdings Inc.                               638           5,276 *
   Cumulus Media Inc. Class A                            1,495          32,890 *
   Emmis Communications Corp.                            1,547          41,845 *
   Fisher Communications Inc.                              226          11,526 *

   Gray Television Inc.                                  1,302          19,686
   Hollinger International Inc.                          1,513          23,633
   Information Holdings Inc.                               618          13,658 *
   Insight Communications Co. Inc.                       1,634          16,847 *
   Journal Register Co.                                  1,067          22,087 *
   Liberty Corp.                                           651          29,419
   Lin TV Corp. Class A                                    963          24,855 *
   LodgeNet Entertainment Corp.                            585          10,694 *
   Mediacom Communications Corp.                         1,659          14,384 *
   Paxson Communications Corp.                           1,180           4,543 *
   Pegasus Communications Corp.                            155           4,352 *
   Playboy Enterprises Inc. Class B                        498           8,048 *
   Primedia Inc.                                         5,800          16,414 *
   Pulitzer Inc.                                           190          10,260
   Regent Communications Inc.                              748           4,750 *
   Saga Communications Inc.                                452           8,376 *
   Salem Communications Corp. Class A                      378          10,251 *
   Sinclair Broadcast Group Inc. Class A                 1,288          19,217 *
   Spanish Broadcasting System Inc.
    Class A                                              1,273          13,367 *
   TheStreet.com Inc.                                      285           1,174 *
   TiVo Inc.                                             1,173           8,680 *
   Value Line Inc.                                          38           1,896
   Young Broadcasting Inc. Class A                         566          11,343 *
                                                                 -------------
                                                                       435,280
                                                                 -------------
METAL FABRICATE / HARDWARE                    (0.2%)
   CIRCOR International Inc.                               415          10,002
   Lawson Products Inc.                                     94           3,119
   NN Inc.                                                 244           3,072
   Penn Engineering & Manufacturing Corp.                  403           7,669
   Shaw Group Inc. (The)                                 1,848          25,169
   Valmont Industries Inc.                                 457          10,580
                                                                 -------------
                                                                        59,611
                                                                 -------------
METALS - DIVERSIFIED                          (0.6%)
   Ameron International Corp.                              268           9,297
   Commercial Metals Co.                                   913          27,755
   Griffon Corp.                                           929          18,822 *
   Gulf Island Fabrication Inc.                            131           2,231 *
   Material Sciences Corp.                                 347           3,508
   Matthews International Corp. Class A                  1,143          33,821
   Maverick Tube Corp.                                   1,432          27,566 *
   Mueller Industries Inc.                               1,266          43,499 *
   NS Group Inc.                                           537           5,209 *
   Quanex Corp.                                            598          27,568
   RTI International Metals Inc.                           670          11,303 *
                                                                 -------------
                                                                       210,579
                                                                 -------------
MINING                                        (0.7%)
   AMCOL International Corp.                               643          13,053
   Arch Coal Inc.                                        1,817          56,637
   Brush Engineered Materials Inc.                         871          13,335 *
   Century Aluminum Co.                                    396           7,528 *
   Coeur d'Alene Mines Corporation                       8,118          46,922 *
   Hecla Mining Co.                                      3,790          31,419 *
   Royal Gold Inc.                                         711          14,881
   Stillwater Mining Co.                                 1,578          15,101 *
   USEC Inc.                                             3,231          27,140
                                                                 -------------
                                                                       226,016
                                                                 -------------
OFFICE / BUSINESS EQUIPMENT                   (0.2%)
   General Binding Corp.                                   113           2,034 *
   Global Imaging Systems Inc.                             554          17,590 *
   Imagistics International Inc.                           536          20,100 *
   Insight Enterprises Inc.                              1,645          30,925 *
   Pomeroy IT Solutions Inc.                               370           5,454
                                                                 -------------
                                                                        76,103
                                                                 -------------
OIL & GAS PRODUCERS                           (3.5%)
   Atmos Energy Corp.                                    1,964          47,725
   Atwood Oceanics Inc.                                    374          11,946 *
   Berry Petroleum Co. Class A                             650          13,163
   Cabot Oil & Gas Corp.                                   930          27,296
   CAL Dive International Inc.                           1,254          30,234 *
   Cascade Natural Gas Corp.                               358           7,550
   Chesapeake Utilities Corp.                              258           6,721
   Cimarex Energy Co.                                    1,427          38,087 *

   Clayton Williams Energy Inc.                            102           2,965 *
   Denbury Resources Inc.                                1,200          16,692 *
   Encore Acquisition Co.                                  332           8,184 *
   Energen Corp.                                         1,344          55,143
   Energy Partners Ltd.                                    787          10,939 *
   Evergreen Resources Inc.                              1,508          49,025 *
   Forest Oil Corp.                                      1,743          49,798 *
   Frontier Oil Corp.                                    1,038          17,874
   Grey Wolf Inc.                                        6,687          25,009 *
   Hanover Compressor Co.                                1,869          20,839 *
   Harvest Natural Resources Inc.                        1,381          13,741 *
   Holly Corp.                                             438          12,045
   Houston Exploration Co.                                 496          18,114 *
   Magnum Hunter Resources Inc.                          2,159          20,532 *
   McMoRan Exploration Co.                                 485           9,094 *
   Meridian Resource Corp. (The)                           969           5,756 *
   New Jersey Resources Corp.                              934          35,968
   Northwest Natural Gas Co.                               907          27,890
   Nuevo Energy Co.                                        733          17,717 *
   Parker Drilling Co.                                   3,400           8,670 *
   Patina Oil & Gas Corp.                                1,099          53,839
   Penn Virginia Corp.                                     320          17,808
   Petroleum Development Corp.                             575          13,628 *
   Plains Exploration & Production Co.                   1,259          19,376 *
   Plains Resource Inc.                                    705          11,315 *
   Prima Energy Corp.                                      275           9,669 *
   Quicksilver Resources Inc.                              434          14,018 *
   Range Resources Corp.                                 1,750          16,538 *
   Remington Oil & Gas Corp.                               681          13,409 *
   RPC Inc.                                                244           2,682
   SEACOR SMIT Inc.                                        598          25,134 *
   SEMCO Energy Inc.                                       526           2,577
   South Jersey Industries Inc.                            555          22,478
   Southern Union Co.                                    1,891          34,794 *
   Southwest Gas Corp.                                   1,071          24,044
   Spinnaker Exploration Co.                               910          29,366 *
   St. Mary Land & Exploration Co.                       1,068          30,438
   Stone Energy Corp.                                      811          34,427 *
   Superior Energy Services Inc.                         1,489          13,997 *
   Swift Energy Co.                                        938          15,805 *
   Tesoro Petroleum Corp.                                2,077          30,262 *
   Tom Brown Inc.                                        1,423          45,892 *
   Unit Corp.                                            1,284          30,238 *
   Vintage Petroleum Inc.                                1,805          21,714
   W-H Energy Services Inc.                                840          13,608 *
   WD-40 Co.                                               674          23,833
                                                                 -------------
                                                                     1,179,606
                                                                 -------------
OIL & GAS SERVICES                            (0.7%)
   Aquila Inc.                                           7,300          24,747 *
   CARBO Ceramics Inc.                                     390          19,988
   Comstock Resources Inc.                               1,012          19,532 *
   Dril-Quip Inc.                                          340           5,542 *
   Global Industries Ltd.                                1,872           9,641 *
   Hydril Co.                                              451          10,792 *
   Input/Output Inc.                                     1,277           5,759 *
   Lone Star Technologies Inc.                             989          15,804 *
   Lufkin Industries Inc.                                  120           3,455
   Matrix Service Co.                                      674          12,233 *
   Newpark Resources Inc.                                2,211          10,591 *
   Oceaneering International Inc.                          774          21,672 *
   Oil States International Inc.                           979          13,647 *
   Tetra Technologies Inc.                                 729          17,671 *
   Universal Compression Holdings Inc.                     794          20,771 *
   Veritas DGC Inc.                                      1,056          11,067 *
                                                                 -------------
                                                                       222,912
                                                                 -------------
PACKAGING & CONTAINERS                        (0.4%)
   Crown Holdings Inc.                                   6,499          58,882 *
   Greif Inc. Class A                                      548          19,459
   Longview Fibre Co.                                    1,847          22,810
   Silgan Holdings Inc.                                    429          18,271 *
                                                                 -------------
                                                                       119,422
                                                                 -------------
PHARMACEUTICALS                               (4.4%)
   aaiPharma Inc.                                          486          12,208 *
   Abgenix Inc.                                          3,102          38,651 *

   Able Laboratories Inc.                                  596          10,770 *
   Adolor Corp.                                          1,529          30,611 *
   Advanced Medical Optics Inc.                            973          19,119 *
   Align Technology Inc.                                 1,617          26,713 *
   Alkermes Inc.                                         2,285          30,848 *
   Allscripts Healthcare Solutions Inc.                    657           3,495 *
   Alpharma Inc. Class A                                 1,360          27,336
   Antigenics Inc.                                         934          10,573 *
   Aphton Corp.                                            780           4,680 *
   AtheroGenics Inc.                                     1,334          19,943 *
   AVI BioPharma Inc.                                      536           2,182 *
   Bentley Pharmaceuticals Inc.                            452           6,012 *
   Biopure Corp.                                         1,157           2,754 *
   Bone Care International Inc.                            244           3,109 *
   Bradley Pharmaceuticals Inc.                            315           8,010 *
   Cell Genesys Inc.                                     1,363          17,637 *
   Cell Therapeutics Inc.                                1,093           9,509 *
   CIMA Labs Inc.                                          461          15,038 *
   CollaGenex Pharmaceuticals Inc.                         310           3,475 *
   Columbia Laboratories Inc.                            1,070           6,741 *
   Connetics Corp.                                       1,033          18,759 *
   Corixa Corp.                                          1,637           9,887 *
   Cubist Pharmaceuticals Inc.                           1,383          16,817 *
   CV Therapeutics Inc.                                    995          14,587 *
   D & K Healthcare Resources Inc.                         489           6,631
   Dendreon Corp.                                          416           3,353 *
   Digene Corp.                                            468          18,767 *
   Discovery Laboratories Inc.                           1,353          14,193 *
   DOV Pharmaceutical Inc.                                 447           6,021 *
   Durect Corp.                                            445           5,683 *
   Epix Medical Inc.                                       530           8,628 *
   Esperion Therapeutics Inc.                            1,207          41,774 *
   First Horizon Pharmaceutical Corp.                      946          10,595 *
   Genta Inc.                                            1,548          16,115 *
   Geron Corp.                                           1,198          11,944 *
   Guilford Pharmaceuticals Inc.                           959           6,502 *
   Hi-Tech Pharmacal Co.                                   111           2,609 *
   Hollis-Eden Pharmaceuticals                             393           4,327 *

   ILEX Oncology Inc.                                    1,400          29,750 *
   Immucor Inc.                                            628          12,805 *
   Immunogen Inc.                                        1,170           5,909 *
   Impax Laboratories Inc.                               1,096          15,771 *
   Indevus Pharmaceuticals Inc.                          1,316           7,751 *
   Inspire Pharmaceuticals Inc.                          1,016          14,387 *
   InterMune Inc.                                          943          21,840 *
   Intuitive Surgical Inc.                                 826          14,116 *
   Isis Pharmaceuticals Inc.                             1,345           8,743 *
   Kos Pharmaceuticals Inc.                                516          22,209 *
   KV Pharmaceuticals Co.                                1,161          29,606 *
   La Jolla Pharmaceutical Co.                           1,408           6,040 *
   Lannett Co. Inc.                                        197           3,312 *
   Ligand Pharmaceuticals Inc. Class B                   2,108          30,967 *
   Martek Biosciences Corp.                                886          57,562 *
   Medarex Inc.                                          2,516          15,675 *
   Medicines Co. (The)                                   1,452          42,775 *
   MGI Pharma Inc.                                       1,070          44,030 *
   MIM Corp.                                               699           4,914 *
   Nabi Biopharmaceuticals                               1,452          18,455 *
   Nature's Sunshine Products Inc.                         300           2,535 *
   NBTY Inc.                                             2,062          55,384 *
   NeighborCare Inc.                                       925          18,269 *
   NeoPharm Inc.                                           551          10,094 *
   Neose Technologies Inc.                                 439           4,039 *
   Noven Pharmaceuticals Inc.                              788          11,985 *
   NPS Pharmaceuticals Inc.                              1,070          32,892 *
   Nu Skin Enterprises Inc. Class A                      1,243          21,243
   Nuvelo Inc.                                           1,900           6,593 *
   Onyx Pharmaceuticals Inc.                             1,057          29,839 *
   OSI Pharmaceuticals Inc.                              1,351          43,515 *
   Pain Therapeutics Inc.                                  618           4,295 *
   PAREXEL International Corp.                             906          14,732 *
   Penwest Pharmaceuticals Co.                             553           9,556 *
   Perrigo Co.                                           2,390          37,571
   POZEN Inc.                                              884           9,017 *
   Praecis Pharmaceuticals Inc.                          1,475           9,499 *
   Priority Healthcare Corp. Class B                     1,223          29,487 *
   Progenics Pharmaceuticals Inc.                          262           4,941 *
   Salix Pharmaceuticals Ltd.                              778          17,637 *
   SciClone Pharmaceuticals Inc.                         1,445           9,797 *
   Serologicals Corp.                                      700          13,020 *
   SuperGen Inc.                                         1,141          12,551 *
   Sybron Dental Specialties Inc.                        1,335          37,514 *
   Tanox Inc.                                              844          12,533 *
   Tularik Inc.                                          1,652          26,680 *
   United Surgical Partners
    International Inc.                                     661          22,130 *
   United Therapeutics Inc.                                657          15,078 *
   USANA Health Sciences Inc.                              291           8,905 *
   Vicuron Pharmaceuticals Inc.                          1,803          33,626 *
   VIVUS Inc.                                              872           3,305 *
   Zymogenetics Inc.                                       581           9,006 *
                                                                 -------------
                                                                     1,510,491
                                                                 -------------
PIPELINES                                     (0.0%)
   TransMontaigne Inc.                                     480           3,096 *
                                                                 -------------
REAL ESTATE                                   (3.5%)
   AMLI Residential Properties Trust                       718          19,242
   Anthracite Capital Inc.                               1,885          20,867
   Avatar Holdings                                         180           6,649 *
   Bedford Property Investors Inc.                         539          15,432
   Boykin Lodging Co.                                      469           4,291
   Brandywine Realty Trust                               1,066          28,537
   BRT Realty Trust                                        327           9,434
   Colonial Properties Trust                               641          25,384
   Commercial Net Lease Realty Inc.                      1,603          28,533
   Consolidated-Tomoka Land Co.                            243           7,946
   Cornerstone Realty Income Trust Inc.                  2,323          20,349
   Corporate Office Properties Trust                     1,142          23,982
   Corrections Corp. of America                          1,257          36,239 *
   EastGroup Properties Inc.                               738          23,896
   Entertainment Properties Trust                          833          28,913
   Equity Inns Inc.                                      1,129          10,217
   Equity One Inc.                                         912          15,395
   First Industrial Realty Trust Inc.                    1,546          52,177
   Gables Residential Trust                              1,029          35,747
   Glenborough Realty Trust Inc.                           961          19,172
   Glimcher Realty Trust                                 1,120          25,066

   Home Properties of New York Inc.                      1,246          50,326
   Impac Mortgage Holdings Inc.                          2,132          38,824
   Innkeepers USA Trust                                    728           6,093
   Jones Lang LaSalle Inc.                               1,287          26,680 *
   Kilroy Realty Corp.                                     886          29,017
   LaSalle Hotel Properties                                886          16,435
   Lexington Corp. Properties Trust                      1,471          29,699
   LTC Properties Inc.                                     469           6,913
   Manufactured Home Communities Inc.                      549          20,670
   Meristar Hospitality Corp.                            1,712          11,145 *
   National Health Investors Inc.                        1,028          25,577
   Nationwide Health Properties Inc.                     2,346          45,864
   Novastar Financial Inc.                                 822          35,313
   Omega Healthcare Investors Inc.                         885           8,257
   Pennsylvania Real Estate Investment
    Trust                                                  975          35,393
   Prentiss Properties Trust                             1,349          44,504
   PS Business Parks Inc.                                  511          21,084
   Ramco-Gershenson Properties Trust                       500          14,150
   Reckson Associates Realty Corp.                       2,006          48,746
   Redwood Trust Inc.                                      496          25,222
   Saul Centers Inc.                                       408          11,697
   Sovran Self Storage Inc.                                658          24,445
   Summit Properties Inc.                                1,016          24,404
   Sun Communities Inc.                                    570          22,059
   Tanger Factory Outlet Centers Inc.                      361          14,693
   Taubman Centers Inc.                                  1,733          35,700
   Town & Country Trust (The)                              633          16,047
   Trammell Crow Co.                                     1,192          15,794 *
   United Mobile Homes Inc.                                273           4,644
   Urstadt Biddle Properties Inc.
    Class A                                                653           9,240
                                                                 -------------
                                                                     1,176,103
                                                                 -------------
REAL ESTATE INVESTMENT TRUSTS                 (2.5%)
   Acadia Realty Trust                                     509           6,363
   Alexander's Inc.                                         56           6,981 *
   Alexandria Real Estate Equities Inc.                    761          44,062
   American Home Mortgage
    Investment Corp.                                       630          14,181
   American Land Lease Inc.                                388           7,741
   American Mortgage Acceptance Corp.                      279           4,548
   Anworth Mortgage Asset Corp.                          1,511          21,048
   Associated Estates Realty Corp.                         338           2,471
   Capital Automotive                                      856          27,392
   Capstead Mortgage Corp.                                 302           5,068
   Correctional Properties Trust                           462          13,306
   CRIIMI MAE Inc.                                         549           5,726 *
   Essex Property Trust Inc.                               701          45,018
   FelCor Lodging Trust Inc.                             2,327          25,783 *
   Getty Realty Corp.                                      627          16,396
   Great Lakes REIT Inc.                                   527           8,274
   Health Care REIT Inc.                                 1,954          70,343
   Heritage Property Investment
    Trust Inc.                                             709          20,171
   Highwoods Properties Inc.                             2,133          54,177
   Investors Real Estate Trust                           1,440          14,256
   Keystone Property Trust                                 701          15,485
   Koger Equity Inc.                                       747          15,635
   Kramont Realty Trust                                    770          13,937
   La Quinta Corp.                                       4,995          32,018 *
   MFA Mortgage Investments Inc.                         2,322          22,640
   Mid-America Apartment Communities Inc.                  578          19,409
   Mission West Properties Inc.                            563           7,291
   Newcastle Investment Corp.                            1,106          29,973
   Parkway Properties Inc.                                 468          19,469
   Post Properties Inc.                                  1,083          30,237
   RAIT Investment Trust                                   730          18,688
   Senior Housing Properties Trust                       1,774          30,566
   SL Green Realty Corp.                                 1,292          53,037
   U.S. Restaurant Properties Inc.                         918          15,643
   Universal Health Realty Income Trust                    358          10,776
   Ventas Inc.                                           2,938          64,635
   Washington Real Estate Investment
   Trust                                                 1,455          42,486
   Winston Hotels Inc.                                     486           4,957
                                                                 -------------
                                                                       860,187
                                                                 -------------
RETAIL                                        (5.3%)
   1-800 CONTACTS INC.                                     211           4,431 *
   1-800-FLOWERS.COM Inc.                                  691           7,642 *

   7-Eleven Inc.                                           897          14,397 *
   AC Moore Arts & Crafts Inc.                             511           9,842 *
   Aeropostale Inc.                                        658          18,042 *
   American Eagle Outfitters Inc.                        1,750          28,700 *
   America's Car-Mart Inc.                                 186           5,007 *
   AnnTaylor Stores Corp.                                1,800          70,199 *
   Asbury Automotive Group Inc.                            465           8,328 *
   Bebe Stores Inc.                                        206           5,354 *
   Big 5 Sporting Goods Corp.                              397           8,317 *
   BJ's Wholesale Club Inc.                              2,778          63,782 *
   Blair Corp.                                             314           7,643
   Bob Evans Farms Inc.                                  1,377          44,697
   Bombay Co. Inc. (The)                                 1,063           8,653 *
   Brookstone Inc.                                         345           7,352 *
   Brown Shoe Co. Inc.                                     642          24,351
   Buckle Inc. (The)                                       281           6,224
   Burlington Coat Factory
    Warehouse Corp.                                        751          15,891
   California Pizza Kitchen Inc.                           648          13,044 *
   Casey's General Store Inc.                            1,772          31,294
   Cash America International Inc.                         932          19,740
   Casual Male Retail Group Inc.                         1,031           7,155 *
   Cato Corp. Class A                                      671          13,756
   Charlotte Russe Holding Inc.                            441           6,112 *
   Charming Shoppes Inc.                                 3,279          17,707 *
   Chicago Pizza & Brewery Inc.                            225           3,357 *
   Children's Place Retail Stores,
    Inc. (The)                                             528          14,113 *
   Christopher & Banks Corp.                             1,260          24,608
   CKE Restaurant Inc.                                   1,705          10,895 *
   Coldwater Creek Inc.                                    412           4,532 *
   Cole National Corp.                                     490           9,800 *
   Compucom Systems Inc.                                   488           2,557 *
   Copart Inc.                                           2,535          41,828 *
   Cost Plus Inc.                                          764          31,324 *
   CSK Auto Corp.                                        1,253          23,519 *
   Dave & Buster's Inc.                                    518           6,568 *
   Deb Shops Inc.                                          163           3,505
   Dick's Sporting Goods Inc.                              430          20,924 *
   Dillards Inc., Class A                                2,121          34,912
   Dress Barn Inc.                                         582           8,724 *
   Drugstore.com Inc.                                      956           5,268 *
   Duane Reade Inc.                                        735          12,436 *
   Electronics Boutique Holdings Corp.                     534          12,223 *
   Finish Line, Inc., (The) Class A                        621          18,611 *
   Finlay Enterprises Inc.                                 113           1,597 *
   Fred's Inc.                                           1,320          40,894
   FreeMarkets Inc.                                      1,444           9,660 *
   Friedman's Inc.                                         676           4,536
   Galyan's Trading Co.                                    270           3,251 *
   GameStop Corp.                                          785          12,097 *
   Genesco Inc.                                            789          11,938 *
   Goody's Family Clothing Inc.                            643           6,018
   Group 1 Automotive Inc.                                 612          22,148 *
   Guitar Center Inc.                                      431          14,042 *
   Hancock Fabrics Inc.                                    544           7,877
   Haverty Furniture Companies Inc.                        635          12,611
   Hibbet Sporting Goods Inc.                              363          10,817 *
   Hot Topic Inc.                                        1,865          54,943 *
   Intertan Inc.                                           753           7,620 *
   Jill (J.) Group Inc. (The)                              701           8,910 *
   Jo-Ann Stores Inc.                                      610          12,444 *
   Joseph A. Bank Clothiers Inc.                           123           4,267 *
   Kenneth Cole Productions Class A                        233           6,850
   Kirkland's Inc.                                         391           6,905 *
   Linens 'N Things Inc.                                 1,772          53,302 *
   Lithia Motors Inc. Class A                              522          13,160
   Lone Star Steakhouse & Saloon Inc.                      543          12,587
   Longs Drug Stores Corp.                               1,063          26,299
   MarineMax Inc.                                          276           5,363 *
   Men's Wearhouse Inc. (The)                            1,186          29,662 *
   Mothers Work Inc.                                       186           4,538 *
   Movie Gallery Inc.                                      807          15,075 *
   O'Charley's Inc.                                        652          11,703 *

   Overstock.com Inc.                                      335           6,653 *
   Pacific Sunwear of California Inc.                    2,802          59,178 *
   Party City Corp.                                        258           3,274 *
   Payless ShoeSource Inc.                               2,296          30,766 *
   Pep Boys-Manny, Moe & Jack Inc.                       1,675          38,307
   PETCO Animal Supplies Inc.                            1,297          39,494 *
   Priceline.com Inc.                                      777          13,908 *
   Red Robin Gourmet Burgers                               379          11,537 *
   Restoration Hardware Inc.                               648           3,078 *
   Rex Stores Corp.                                        263           3,724 *
   Ryan's Family Steak Houses Inc.                       1,625          24,603 *
   School Specialty Inc.                                   563          19,148 *
   Sharper Image Corp.                                     370          12,081 *
   ShopKo Stores Inc.                                    1,037          15,814 *
   Smart & Final Inc.                                      338           3,407 *
   Sonic Automotive Inc.                                   975          22,347
   Sports Authority Inc. (The)                             703          26,995 *
   Sports Resorts International Inc.                       677           3,426 *
   Stage Stores Inc.                                       571          15,931 *
   Stamps.com Inc.                                         936           5,803 *
   Steak n Shake Company (The)                             826          14,744 *
   Stein Mart Inc.                                         432           3,560 *
   TBC Corp.                                               629          16,234 *
   Too Inc.                                              1,222          20,627 *
   Tractor Supply Co.                                      973          37,840 *
   Trans World Entertainment Corp.                         394           2,805 *
   Tuesday Morning Corp.                                   530          16,033 *
   Tweeter Home Entertainment Group Inc.                   873           8,250 *
   Ultimate Electronics Inc.                               398           3,037 *
   United Auto Group Inc.                                  648          20,282
   Urban Outfitters Inc.                                   826          30,603 *
   West Marine Inc.                                        433          12,042 *
   Wet Seal Inc. Class A                                   736           7,279 *
   Whitehall Jewellers Inc.                                421           4,155 *
   Wilsons The Leather Experts Inc.                        589           2,056 *
   Zale Corp.                                              940          50,008 *
                                                                 -------------
                                                                     1,797,507
                                                                 -------------
SEMICONDUCTORS                                (2.2%)
   Alliance Semiconductor Corp.                            831           5,908 *
   Axcelis Technologies Inc.                             3,456          35,320 *
   Brooks Automation Inc.                                1,278          30,889 *
   Ceva Inc.                                               525           5,460 *
   ChipPAC Inc. Class A                                  1,431          10,861 *
   Cirrus Logic Inc.                                     2,595          19,904 *
   Cohu Inc.                                               809          15,492
   Conexant Systems Inc.                                10,607          52,718 *
   Credence Systems Corp.                                2,279          29,992 *
   Entegris Inc.                                         1,837          23,605 *
   Genesis Microchip Inc.                                1,040          18,762 *
   GlobeSpanVirata Inc.                                  4,798          28,212 *
   Integrated Silicon Solution Inc.                      1,084          16,986 *
   IXYS Corp.                                              580           5,423 *
   Kopin Corp.                                           2,408          16,158 *
   Lattice Semiconductor Corp.                           4,000          38,720 *
   LTX Corp.                                             1,876          28,196 *
   Mindspeed Technologies Inc.                           2,942          20,153 *
   Monolithic System Technology Inc.                       834           7,131 *
   Mykrolis Corp.                                        1,274          20,486 *
   OmniVision Technologies Inc.                            904          49,946 *
   ON Semiconductor Corp.                                1,440           9,288 *
   Pericom Semiconductor Corp.                             567           6,044 *
   Pixelworks Inc.                                       1,147          12,663 *
   Skyworks Solutions Inc.                               5,919          51,495 *
   Transmeta Corp.                                       3,793          12,896 *
   TriQuint Semiconductor Inc.                           5,270          37,259 *
   Varian Semiconductor Equipment
    Associates Inc.                                      1,067          46,617 *
   Veeco Instruments Inc.                                  909          25,634 *
   Virage Logic Corp.                                      494           5,024 *
   Vitesse Semiconductor Corp.                           8,162          47,911 *
   White Electronic Designs Corp.                          705           6,204 *
                                                                 -------------
                                                                       741,357
                                                                 -------------

SOFTWARE                                      (4.2%)
   Akamai Technologies Inc.                              4,090          43,968 *
   Alico Inc.                                              114           3,963
   Alloy Inc.                                              932           4,856 *
   Altiris Inc.                                            342          12,476 *
   American Management Systems Inc.                      1,559          23,494 *
   Ansoft Corp.                                            124           1,591 *
   Ariba Inc.                                           10,598          31,794 *
   Ascential Software Corp.                              2,056          53,311 *
   AsiaInfo Holdings Inc.                                  997           6,660 *
   At Road Inc.                                          1,150          15,295 *
   Atari Inc.                                              280           1,176 *
   Avid Technology Inc.                                  1,127          54,095 *
   Borland Software Corp.                                2,455          23,887 *
   BroadVision Inc.                                        764           3,255 *
   Centillium Communications Inc.                        1,076           6,058 *
   CNET Networks Inc.                                    3,519          24,000 *
   Computer Horizons Corp.                                 892           3,506 *
   Computer Programs & Systems Inc.                        272           5,473
   Concord Communications Inc.                             549          10,964 *
   CSG Systems International Inc.                        1,693          21,146 *
   EarthLink Inc.                                        4,639          46,389 *
   eFunds Corp.                                          1,580          27,413 *
   Embarcadero Technologies Inc.                           611           9,745 *
   EPIQ Systems Inc.                                       422           7,229 *
   eResearch Technology Inc.                               904          22,980 *
   eSpeed, Inc.                                            901          21,092 *
   F5 Networks Inc.                                      1,088          27,309 *
   FileNET Corp.                                         1,205          32,631 *
   FindWhat.com                                            401           7,519 *
   Homestore.com Inc.                                    3,526          16,678 *
   Identix Inc.                                          2,425          10,791 *
   IMPAC Medical Systems Inc.                              286           7,310 *
   Informatica Corp.                                     2,144          22,083 *
   InfoSpace Inc.                                        1,045          24,087 *
   Interland Inc.                                          875           5,714 *
   Inter-Tel Inc.                                          664          16,587
   JDA Software Group Inc.                               1,051          17,352 *
   Kana Software Inc.                                      687           2,315 *
   Keane Inc.                                            1,768          25,884 *
   Lawson Software Inc.                                  1,426          11,736 *
   Magma Design Automation Inc.                            740          17,272 *
   ManTech International Corp. Class A                     548          13,673 *
   Manugistics Group Inc.                                2,159          13,494 *
   MatrixOne Inc.                                        1,607           9,899 *
   Micromuse Inc.                                        1,927          13,296 *
   MicroStrategy Inc. Class A                              387          20,310 *
   MRO Software Inc.                                       708           9,530 *
   NDCHealth Corp.                                       1,208          30,949
   Neoforma Inc.                                           408           4,341 *
   Net2Phone Inc.                                          774           5,263 *
   Netegrity Inc.                                        1,050          10,826 *
   NetIQ Corp.                                           1,860          24,645 *
   NIC Inc.                                              1,200           9,636 *
   Nuance Communications Inc.                              199           1,520 *
   Omnicell Inc.                                           587           9,509 *
   Openwave Systems Inc.                                 2,071          22,781 *
   OPNET Technologies Inc.                                 367           6,041 *
   Opsware Inc.                                          1,771          13,105 *
   Parametric Technology Corp.                           8,447          33,281 *
   PDF Solutions Inc.                                      486           7,241 *
   Pegasystems Inc.                                        353           3,043 *
   Per-Se Technologies Inc.                              1,016          15,504 *
   Pinnacle Systems Inc.                                 2,330          19,875 *
   Portal Software Inc.                                  1,074           7,228 *
   ProQuest Co.                                            896          26,387 *
   Pumatech Inc.                                         1,332           5,301 *
   Quality Systems Inc.                                    118           5,262 *
   Raindance Communications Inc.                           826           2,272 *
   Register.com                                            839           4,405 *
   Renaissance Learning Inc.                               369           8,886 *
   Roxio Inc.                                              894           4,282 *
   SAFLINK Corp.                                         1,815           4,882 *
   Schawk Inc.                                             207           2,821
   SeaChange International Inc.                            904          13,922 *
   SeeBeyond Technology Corp.                              995           4,269 *
   SERENA Software Inc.                                    817          14,992 *
   Sohu.com Inc.                                           596          17,886 *

   SPSS Inc.                                               395           7,063 *
   SRA International Inc. Class A                          319          13,749 *
   Stellent Inc.                                           673           6,622 *
   SupportSoft Inc.                                        858          11,283 *
   Sybase Inc.                                           3,409          70,156 *
   Synplicity Inc.                                         310           2,427 *
   THQ Inc.                                              1,222          20,664 *
   TIBCO Software Inc.                                   2,757          18,665 *
   TradeStation Group Inc.                                 532           4,714 *
   TriZetto Group Inc. (The)                               947           6,108 *
   Ulticom Inc.                                            484           4,671 *
   ValueClick Inc.                                       2,337          21,220 *
   Vastera Inc.                                            895           3,580 *
   Verint Systems Inc.                                     193           4,354 *
   Vignette Corp.                                        8,200          18,614 *
   VitalWorks Inc.                                       1,170           5,171 *
   Vitria Technology Inc.                                1,484          10,536 *
   webMethods Inc.                                       1,715          15,692 *
   Websense Inc.                                           718          20,994 *
   Wind River Systems Inc.                               2,539          22,242 *
                                                                 -------------
                                                                     1,440,166
                                                                 -------------
TELECOMMUNICATIONS                            (2.4%)
   Adaptec Inc.                                          4,264          37,651 *
   Aether Systems Inc.                                   1,207           5,733 *
   Anaren Inc.                                             912          12,877 *
   Anixter International Inc.                            1,142          29,555 *
   Applied Signal Technology Inc.                          340           7,823
   Aspect Communications Corp.                           1,134          17,872 *
   Audiovox Corp. Class A                                  543           6,972 *
   Boston Communications Group Inc.                        563           5,230 *
   Catapult Communications Corp.                           223           3,234 *
   C-COR.net Corp.                                       1,176          13,089 *
   Charter Communications Inc. Class A                  10,258          41,237 *
   Commonwealth Telephone
    Enterprises Inc.                                       775          29,256 *
   Comtech Telecommunications Corp.                        432          12,472 *
   Corvis Corp.                                         13,900          23,630 *
   CT Communications Inc.                                  710           9,585
   D&E Communications Inc.                                 362           5,253
   Ditech Communications Corp.                             883          16,865 *
   Dobson Communications Corp. Class A                   1,349           8,863 *
   EMS Technologies Inc.                                   311           6,388 *
   Finisar Corp.                                         3,978          12,451 *
   General Communication Inc. Class A                    1,454          12,650 *
   Golden Telecom Inc.                                     465          12,904 *
   Hickory Tech Corp.                                      263           3,011
   Hungarian Telephone and Cable Corp.                     142           1,400 *
   Inet Technologies Inc.                                  529           6,348 *
   InterVoice-Brite Inc.                                 1,255          14,897 *
   Intrado Inc.                                            574          12,599 *
   Itron Inc.                                              712          13,072 *
   Lightbridge Inc.                                        867           7,890 *
   MarketWatch.com Inc.                                    163           1,403 *
   MasTec Inc.                                             884          13,092 *
   MRV Communications Inc.                               2,902          10,912 *
   Newport Corp.                                         1,282          21,191 *
   NII Holdings Inc. Class B                               514          38,360 *
   North Pittsburgh Systems Inc.                           415           7,848
   Plantronics Inc.                                      1,409          46,005 *
   Powerwave Technologies Inc.                           2,064          15,790 *
   Price Communications Corp.                            1,468          20,156 *
   Primus Telecommunications Group Inc.                  1,714          17,449 *
   Proxim Corp. Class A                                  4,800           8,016 *
   PTEK Holdings Inc.                                    1,410          12,422 *
   SBA Communications Corp.                              1,800           6,804 *
   SpectraLink Corp.                                       583          11,176
   Standard Microsystems Corp.                             491          12,422 *
   TALX Corp.                                              482          11,100
   Tekelec                                               1,868          29,047 *
   Time Warner Telecom Inc. Class A                      1,586          16,066 *
   Triton PCS Holdings Inc. Class A                        605           3,376 *
   United Online Inc.                                    1,446          24,278 *
   Warwick Valley Telephone Co.                            151           4,468
   WebEx Communications Inc.                               869          17,467 *
   Westell Technologies Inc. Class A                     1,581           9,976 *
   Western Wireless Corp. Class A                        2,410          44,248 *
   Zhone Technologies Inc.                               1,500           7,410 *
                                                                 -------------
                                                                       801,289
                                                                 -------------

TELECOMMUNICATIONS EQUIPMENT                  (1.2%)
   Andrew Corp.                                          5,805          66,815 *
   Arris Group Inc.                                      1,900          13,756 *
   Avanex Corp.                                          1,970           9,830 *
   CommScope Inc.                                        1,965          32,088 *
   Harmonic Inc.                                         2,291          16,610 *
   Ixia                                                    718           8,401 *
   KVH Industries Inc.                                     361           9,917 *
   New Focus Inc.                                        1,608           8,072 *
   Oplink Communications, Inc.                           4,000           9,560 *
   RF Micro Devices Inc.                                 6,770          68,038 *
   Sonus Networks Inc.                                   8,532          64,502 *
   Stratex Networks Inc.                                 3,115          13,239 *
   Superconductor Technologies Inc.                      2,100          11,718 *
   Sycamore Networks Inc.                                5,436          28,485 *
   Symmetricom Inc.                                      1,118           8,139 *
   Terayon Communication Systems Inc.                    2,355          10,598 *
   Tollgrade Communications Inc.                           459           8,046 *
   Viasat Inc.                                             829          15,867 *
                                                                 -------------
                                                                       403,681
                                                                 -------------
TELEPHONE                                     (0.2%)
   Cincinnati Bell Inc.                                  7,580          38,279 *
   Shenandoah Telecommunications Co.                        75           3,845
   SureWest Communications                                 590          23,848
   TALK America Holdings Inc.                            1,070          12,326 *
                                                                 -------------
                                                                        78,298
                                                                 -------------
TEXTILES                                      (0.4%)
   Angelica Corp.                                          368           8,096
   G & K Services, Inc.                                    588          21,609
   Guess ? Inc.                                            282           3,404 *
   Interface Inc. Class A                                1,607           8,887 *
   Kellwood Co.                                            952          39,032
   Maxwell Shoe Co. Inc. Class A                           387           6,567 *
   Perry Ellis International Inc.                           87           2,243 *
   Shoe Carnival Inc.                                      275           4,895 *
   Steven Madden Ltd.                                      358           7,303 *
   UniFirst Corp.                                          360           8,536
   Vans Inc.                                               589           6,720 *
   Wolverine World Wide Inc.                             1,373          27,982
                                                                 -------------
                                                                       145,274
                                                                 -------------
TOBACCO                                       (0.2%)
   Universal Corp.                                         911          40,239
   Vector Group Ltd.                                       838          13,676
                                                                 -------------
                                                                        53,915
                                                                 -------------
TOYS / GAMES / HOBBIES                        (0.2%)
   Action Performance Companies Inc.                       545          10,682
   Boyds Collection Ltd. (The)                             522           2,219 *
   Department 56 Inc.                                      469           6,144 *
   Jakks Pacific Inc.                                      700           9,212 *
   Multimedia Games Inc.                                   429          17,631 *
   RC2 Corp.                                               482          10,002 *
   Topps Co. (The)                                       1,232          12,640
                                                                 -------------
                                                                        68,530
                                                                 -------------
TRANSPORTATION                                (1.4%)
   Alexander & Baldwin Inc.                              1,435          48,344
   Arctic Cat Inc.                                         575          14,203
   Arkansas Best Corp.                                     729          22,883
   Covenant Transport Inc. Class A                         210           3,992 *
   Dollar Thrifty Automotive Group Inc.                    837          21,712 *
   EGL Inc.                                              1,117          19,615 *
   Florida East Coast Industries Inc.                      599          19,827
   Forward Air Corp.                                       424          11,660 *
   Genesee & Wyoming Inc. Class A                          516          16,254 *
   GulfMark Offshore Inc.                                  357           4,998 *
   Heartland Express Inc.                                1,148          27,770
   Kansas City Southern Industries Inc.                  2,099          30,058 *
   Kirby Corp.                                             695          24,242 *
   Landstar System Inc.                                    952          36,213 *

   Maritrans Inc.                                          267           4,462
   Offshore Logistics Inc.                                 667          16,355 *
   Old Dominion Freight Line Inc.                          359          12,235 *
   Overseas Shipholding Group Inc.                         616          20,975
   P.A.M. Transportation Services Inc.                     173           3,690 *
   Pacer International Inc.                                876          17,713 *
   RailAmerica Inc.                                      1,100          12,980 *
   SCS Transportation Inc.                                 453           7,964 *
   Seabulk International Inc.                              153           1,242 *
   USF Corp.                                               888          30,361
   Yellow Roadway Corp.                                  1,062          38,412 *
                                                                 -------------
                                                                       468,160
                                                                 -------------
TRUCKING & LEASING                            (0.1%)
   GATX Corp.                                            1,667          46,643
                                                                 -------------
WATER                                         (0.2%)
   American States Water Co.                               520          13,000
   California Water Service Group                          624          17,097
   Connecticut Water Service Inc.                          178           4,922
   Middlesex Water Co.                                     444           9,013
   SJW Corp.                                                58           5,177
   Southwest Water Co.                                     301           4,831
                                                                 -------------
                                                                        54,040
                                                                 -------------
TOTAL COMMON STOCK (Cost: $27,466,913)                              32,191,829
                                                                 -------------

                                                        Face
                                                       Amount
                                                     ---------
SHORT-TERM INVESTMENTS                        (7.2%)
----------------------------------------
   U.S. Treasury Bill
    0.85% (1), 05/20/04                                100,000          99,656
   The Bank of New York Cash Reserve
    0.20%, 01/01/04                                  2,346,741       2,346,741
                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS (Cost: $2,446,357)                      2,446,397
                                                                 -------------

TOTAL INVESTMENTS (Cost: $29,913,270)       (102.2%)                34,638,226
LIABILITIES IN EXCESS OF OTHER ASSETS        (-2.2%)                  (757,331)
                                                                 -------------
NET ASSETS                                  (100.0%)             $  33,880,895
                                                                 =============

     * Represents non-income earning securities.
   (1) Yield to Maturity.

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
Year ended December 31, 2003
--------------------------------------------------------------------------------

ASSETS
Investments at market value (cost: $29,913,270) (Note 1)         $  34,638,226
Receivable for fund shares purchased                                   137,783
Receivable for securities sold                                           3,774
Due from E*TRADE Asset Management, Inc. (Note 2)                        76,876
Dividends receivable                                                    30,614
                                                                 -------------
   TOTAL ASSETS                                                     34,887,273
                                                                 -------------
LIABILITIES
Payable for securities purchased                                       813,508
Payable for fund shares redeemed                                        30,251
Variation margin payable                                                17,000
Accrued advisory fee (Note 2)                                            7,024
Accrued accounting, custody and transfer agent fees                      4,877
Accrued administration fee (Note 2)                                      7,439
Accrued shareholder servicing fee (Note 2)                              12,830
Accrued other expenses                                                 113,449
                                                                 -------------
   TOTAL LIABILITIES                                                 1,006,378
                                                                 -------------
TOTAL NET ASSETS                                                 $  33,880,895
                                                                 =============
NET ASSETS CONSIST OF:
Paid-in capital                                                  $  29,261,838
Undistributed net investment income                                     14,162
Accumulated net realized loss on investments and futures
 contracts                                                            (160,442)
Net unrealized appreciation of investments and futures
 contracts                                                           4,765,337
                                                                 -------------
TOTAL NET ASSETS                                                 $  33,880,895
                                                                 =============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)            3,033,759
                                                                 =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE   $       11.17
                                                                 =============

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2003
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Dividends allocated from Master Portfolio (net of foreign
    withholding tax of $76)                                      $     196,820
   Dividends (net of foreign withholding tax of $8)                     58,851
   Interest allocated from Master Portfolio                             27,668
   Interest                                                                535
   Expenses allocated from Master Portfolio (Note 2)                   (14,231)
                                                                 -------------
      TOTAL INVESTMENT INCOME                                          269,643
                                                                 -------------
EXPENSES (NOTE 2):
   Advisory fee                                                         22,385
   Administration fee                                                   25,415
   Shareholder servicing fees                                           50,021
   Legal services                                                       27,557
   Audit and tax services                                               25,268
   Custodian fee                                                        46,726
   Transfer and dividend disbursing agent                               31,041
   Registration fees                                                    31,629
   Trustees fees                                                           513
   Printing fees                                                           700
   Other expenses                                                       58,159
                                                                 -------------
      TOTAL EXPENSES BEFORE WAIVER                                     319,414
Waived fees and reimbursed expenses (Note 2)                          (189,358)
                                                                 -------------
   NET EXPENSES                                                        130,056
                                                                 -------------
NET INVESTMENT INCOME                                                  139,587
                                                                 -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain on:
   Sale of investments                                                 141,627
   Futures contracts                                                   104,037
Net change in unrealized appreciation of:
   Investments                                                       7,335,891
   Futures contracts                                                    40,381
                                                                 -------------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
      FUTURES CONTRACTS
                                                                     7,621,936
                                                                 -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $   7,761,523
                                                                 =============

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 For the Year     For the Year
                                                Ended December   Ended December
                                                   31, 2003         31, 2002
                                                --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                           $      139,587   $      105,223
Net realized gain (loss) on sale of
 investments                                           245,664         (207,020)
Net change in unrealized appreciation
 (depreciation) of investments and
 futures contracts                                   7,376,272       (3,167,551)
                                                --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           7,761,523       (3,269,348)
                                                --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income              (128,199)         (76,381)
Distributions from net realized gain
 on sale of investments                                     --          (60,297)
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                    18,510,677       11,740,350
Value of shares issued in
 reinvestment of dividends and
 distributions                                         115,915          122,226
Cost of shares redeemed                             (4,962,782)      (4,304,921)
                                                --------------   --------------
NET INCREASE IN NET ASSETS FROM
 TRANSACTIONS IN SHARES OF COMMON STOCK             13,663,810        7,557,655
                                                --------------   --------------
REDEMPTION FEES                                          6,219            7,935
                                                --------------   --------------
NET INCREASE IN NET ASSETS                          21,303,353        4,159,564
   NET ASSETS:
BEGINNING OF PERIOD                                 12,577,542        8,417,978
                                                --------------   --------------
END OF PERIOD                                   $   33,880,895   $   12,577,542
                                                ==============   ==============
SHARE TRANSACTIONS:
Number of shares sold                                1,888,516        1,269,311
Number of shares reinvested                             13,364           15,132
Number of shares redeemed                             (492,418)        (510,993)
                                                --------------   --------------
NET INCREASE IN SHARES OUTSTANDING                   1,409,462          773,450
                                                ==============   ==============

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                             Period from
                                                                                             December 29,
                                                                                                2000
                                                                                            (commencement
                                                                                            of operations)
                                 Year Ended          Year Ended          Year Ended            through
FOR A SHARE OUTSTANDING FOR     December 31,        December 31,        December 31,         December 31,
THE PERIOD                       2003 /(3)/          2002 /(3)/          2001 /(3)/             2000
                                ------------        ------------        ------------        --------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $       7.74        $       9.89        $      10.00        $        10.00
                                ------------        ------------        ------------        --------------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
   Net investment income                0.07/(9)/           0.07                0.09                    --
   Net realized and unrealized
    gain (loss) on investments
    and futures contracts               3.42               (2.14)               0.07                    --
                                ------------        ------------        ------------        --------------
   TOTAL FROM INVESTMENT
    OPERATIONS                          3.49               (2.07)               0.16                    --
                                ------------        ------------        ------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net
    investment income                  (0.06)              (0.05)              (0.09)                   --
   Distributions from net
    realized gains                       --                (0.04)              (0.19)                   --
                                ------------        ------------        ------------        --------------
   TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS                       (0.06)              (0.09)              (0.28)                   --
                                ------------        ------------        ------------        --------------
REDEMPTION FEES ADDED TO
 PAID-IN CAPITAL                        0.00/(4)/           0.01                0.01                    --
                                ------------        ------------        ------------        --------------
NET ASSET VALUE, END OF
 PERIOD                         $      11.17        $       7.74        $       9.89        $        10.00
                                ============        ============        ============        ==============

   TOTAL RETURN                        45.39 %            (20.87)%              1.82 %                0.00 %
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (000s omitted)              $     33,881        $     12,578        $      8,418        $            1
   Ratio of expenses to
    average net assets /(5)/            0.65 %              0.65 %              0.65 %                  -- %
   Ratio of net investment
    income to average net
    assets /(6)/                        0.70 %              0.84 %              0.90 %                  -- %
   Portfolio turnover rate              3.53 %/(8)/        27.96 %/(7)/        45.87 %/(7)/           0.00 %/(1)(2)(7)/

(1) For the period December 29, 2000 (Commencement of operations) through December 31, 2000 and is not indicative of a full year's operating results.

(2)  Rounds to less than 0.01%.

(3) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Russell 2000 Index Master Portfolio.

(4)  Rounds to less than $0.01.

(5) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2003, December 31, 2002 and December 31, 2001 were 1.61%, 1.87%, and 1.53%, respectively.

(6) The ratio of net investment loss to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2003, December 31, 2002 and December 31, 2001 were (0.25)%, (0.38) and 0.02%, respectively.

(7)  Portfolio turnover rate of the Russell 2000 Index Master Portfolio.

(8)  For the period November 10, 2003 through December 31, 2003.

(9)  Calculated based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

1.   SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Russell 2000 Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of December 31, 2003, the Trust consisted of 10 operating series: the E*TRADE Bond Fund, the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Russell 2000 Index Fund.

The Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index*. The Fund seeks to achieve its objective by investing in a representative sample of those securities compromising the Russell 2000 Index.

For the period from December 29, 2000 through November 7, 2003, the Fund had invested substantially all of its investable assets in the Russell 2000 Index Master Portfolio ("Master Portfolio"). The Master Portfolio has investment objectives, policies and limitations substantially identical to those of the Fund. Effective November 8, 2003, the Fund withdrew its assets from the Master Portfolio and began investing directly in equity securities ("Feeder Fund Withdrawal"). The Fund reclassified $165,240 between unrealized appreciation and paid-in capital as a result of the downward adjustment in the cost of the Fund's investments related to such a withdrawal. Therefore, the financial statements and financial highlights of the Fund and Master Portfolio have been presented on a combined basis for all applicable periods up to the date of the Feeder Fund Withdrawal.

* "Russell 2000 Index" is a service mark of the Frank Russell Company and has been licensed for use for certain purposes by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser. Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with the investment adviser or the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund uses the accrual method of accounting for financial reporting purposes.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). Investments in short-term debt securities that mature in 90 days or less are fair valued at amortized cost, which approximates fair market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains, if any, are declared and distributed annually, generally in December. Distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid in 2003 and 2002 was as follows:

                                2003          2002
                           ---------------------------
Distributions paid from:
Ordinary income            $    128,199   $    103,801
Long-term capital gain
                                     --         32,877
                           ------------   ------------
                           $    128,199   $    136,678
                           ------------   ------------

At December 31, 2003, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income                 $     14,162
Unrealized Appreciation                          4,727,384
Capital Loss                                       122,490

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. The Fund has elected and intends to continue to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. As a RIC, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2003.

As of December 31, 2003, for federal income tax purposes, the Fund had a capital loss carryforward of $122,490 expiring in 2010.

At December 31, 2003, the cost of investments for federal income tax purposes was $29,910,842. Net unrealized appreciation aggregated $4,727,384, of which $5,044,211 represented gross unrealized appreciation on securities and $316,827 represented gross unrealized depreciation on securities.

The difference between book basis and tax basis is attributable primarily to the return of capital adjustments from real estate investment trusts, and gains/losses on certain derivative instruments.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ETAM, a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), which was formerly known as E*TRADE Group, Inc., serves as the investment adviser for the Fund pursuant to an investment advisory agreement ("Advisory Agreement") between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.15% of the Fund's average daily net assets. Prior to the Feeder Fund withdrawal on November 10, 2003, ETAM was paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets for its services as investment adviser to the Fund and Barclays Global Fund Advisors, Inc., the advisor to the Master Portfolio, received a monthly advisory fee from the Master Portfolio (and indirectly from the Fund as a shareholder of the Master Portfolio) at an annual rate equal to 0.08% of the Master Portfolio's average daily net assets. The Fund recorded daily its proportionate share of the Master Portfolio's advisory fees, described above, certain other fees paid by the Master Portfolio, such as accounting, legal, SEC registration fees, in addition to income, expenses and realized and unrealized gains and losses.

In connection with the Feeder Fund Withdrawal, the Fund was restructured as a sub-advised index fund, whereby World Asset Management ("World Asset") commenced serving as the Fund's investment sub-adviser on November 10, 2003. World Asset is a direct subsidiary of Munder Capital Management. For its services, World Asset is paid by ETAM, and not the Fund, a fee calculated at an annual rate equal to 0.07% of the Fund's average daily net assets.

ETAM also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement") with the Trust, on behalf of the Fund. Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing or supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; furnishing office space and certain facilities required for conducting the business of the Fund; monitoring and reviewing the Fund's service providers and the expenditures made by the Fund to such service providers; and reporting to the Board concerning its activities pursuant to the Administration Agreement. The Fund currently pays ETAM an administrative services fee equal to 0.15% of the Fund's average daily net assets. Prior to November 10, 2003, the Fund paid ETAM an administrative services fee equal to 0.10% of the Fund's average daily net assets. Prior to November 10, 2003, the Fund's investment in the Master Portfolio also was subject to an administrative fee of 0.02% of its average daily net assets paid to Barclays Global Investors N.A., the Master Portfolio's administrator, which was recorded at the Master Portfolio level.

ETAM also acts as shareholder servicing agent to the Fund under a shareholder servicing agreement ("Shareholder Servicing Agreement") with the Trust, on behalf of the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services in connection with the Fund; delivery to the Fund's shareholders of prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a shareholder proxy solicitation; receiving, tabulating and transmitting proxies executed by or on behalf of the Fund's shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the Fund's average daily net assets. From the shareholder servicing fee, ETAM provides compensation to its affiliates, including E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly-owned subsidiary of E*TRADE FINANCIAL, for shareholder services that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund. For the year ended December 31, 2003 ETAM provided $50,021 in compensation to E*TRADE Securities for shareholder services.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses on an annualized basis through at least December 31, 2004. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of
(i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $417,244 was eligible for reimbursement as of December 31, 2003.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides fund accounting, custodial and certain fund services for the Fund. Prior to November 10, 2003, Investors Bank & Trust Company served as sub-administrator, fund accounting services agent and custodian for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM for shareholder services that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

3.   PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The investment adviser monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not have any securities lending activity during the year ended December 31, 2003.

4.   FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

-----------------------------------------------------------------------
Number of        Futures   Expiration         Notional   Net Unrealized
Contracts          Index         Date   Contract Value     Appreciation
-----------------------------------------------------------------------
    5       Russell 2000     03/18/04   $    1,393,000   $       40,381
-----------------------------------------------------------------------

The Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a fair value of $99,655.

5.   REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's investment adviser monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

6.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $2,981,383 and $1,094,633, respectively, for the period November 10, 2003 through December 31, 2003.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
E*TRADE Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the E*TRADE Russell 2000 Index Fund (the "Fund") (one of the ten operating series comprising the E*TRADE Funds) as of December 31, 2003 and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from December 29, 2000 (commencement of investment operations) through December 31, 2000. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Russell 2000 Index Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from December 29, 2000 (commencement of investment operations) through December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Los Angeles, California
February 19, 2004

                    RESULTS OF SHAREHOLDER VOTING (UNAUDITED)

A special meeting of shareholders of the Fund was held on October 29/th/ 2003, at which shareholders voted on and approved the proposals presented at the meeting. The proxy with respect to this meeting, dated September 8, 2003, provides a more comprehensive discussion of the proposals. The following were the results of the vote:

                                               Shares Voted    Shares Voted   Shares Voted
Proposal                                            For          Against        Abstain          Total
----------------------------------------------------------------------------------------------------------
1.  To approve a new investment sub-advisory
agreement with World Asset Management on
behalf of the Fund.                            1,128,007.829     52,862.584    161,192.048   1,342,062.041

2.  To grant permission to E*TRADE Asset
Management, Inc. ("ETAM") and the Trust to
enter into and materially change
sub-advisory agreements without obtaining
shareholder approval.                          1,068,580.479    229,481.802     44,000.180   1,342,062.461

3.  To approve a new investment advisory
agreement with ETAM on behalf of the Fund.     1,143,425.572     45,511.099    153,125.790   1,342,062.461

TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below. The Trust currently consists of ten series that have commenced operations and one series that has not commenced operations.

--------------------------------------------------------------------------------------------------------
                                         Non-Interested Trustees
--------------------------------------------------------------------------------------------------------
     Name, Address       Term of Officer /1/       Principal Occupation(s)      Other Directorships /3/
   Age and Position       and Length of Time      During the Past Five Years              Held
    Held with Trust            Served
--------------------------------------------------------------------------------------------------------
Steven Grenadier        Since February 1999     Mr. Grenadier is a Professor  None
4500 Bohannon Drive                             of Finance at the Graduate
Menlo Park, CA 94025                            School of Business at
Age: 39                                         Stanford University, where
Trustee                                         he has been employed as a
                                                professor since 1992.
--------------------------------------------------------------------------------------------------------
Ashley T. Rabun         Since February 1999     Ms. Rabun is the Founder and  Professionally Managed
4500 Bohannon Drive                             Chief Executive Officer of    Portfolios, a multi-series
Menlo Park, CA 94025                            Investor Reach, which is a    trust of US Bancorp
Age: 51                                         consulting firm specializing
Trustee                                         in marketing and
                                                distribution strategies for
                                                financial services companies
                                                formed in October 1996.
--------------------------------------------------------------------------------------------------------
George J. Rebhan        Since December 1999     Mr. Rebhan retired in         Advisors Series Trust
4500 Bohannon Drive,                            December 1993, and prior to
Menlo Park, CA 94025                            that he was President of
Age: 69                                         Hotchkis and Wiley Funds
Trustee                                         (investment company) from
                                                1985 to 1993.
--------------------------------------------------------------------------------------------------------
                                           Interested Trustees
--------------------------------------------------------------------------------------------------------
Shelly J. Meyers /2/    Since February 1999     Ms. Meyers is the Manager,    Meyers Capital
4500 Bohannon Drive                             Chief Executive Officer, and  Management LLC
Menlo Park, CA 94025                            founder of Meyers Capital
Age: 44                                         Management, a registered
Trustee                                         investment adviser formed in
                                                January 1996.
--------------------------------------------------------------------------------------------------------
Mitchell H. Caplan /2/  Since February 2002     Mr. Caplan is Chief           E*TRADE FINANCIAL
4500 Bohannon Drive                             Executive Officer of E*TRADE  Corporation
Menlo Park, CA 94025                            FINANCIAL Corporation,
Age: 46                                         formerly E*TRADE Group, Inc.
Trustee                                         Prior to this position,
                                                Mr. Caplan has served as
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                President, Chief Operating
                                                Officer, Chief Financial
                                                Products Officer and
                                                Managing Director of North
                                                America for E*TRADE
                                                Financial Corporation He
                                                also is Chairman of the
                                                Board and Chief Executive
                                                Officer of E*TRADE Financial
                                                Corporation and E*TRADE Bank
                                                and a President and Director
                                                of ETAM and E*TRADE Global
                                                Asset Management, Inc. He
                                                previously served as Vice
                                                Chairman of the Board of
                                                Directors, President and
                                                Chief Executive Officer of
                                                Telebanc Financial
                                                Corporation and Telebank
                                                (renamed E*TRADE Bank) from
                                                1993-2000.
--------------------------------------------------------------------------------------------------------
                                                Officers
--------------------------------------------------------------------------------------------------------
Liat Rorer              Since May 2001          Ms. Rorer is Vice President   N/A
4500 Bohannon Drive                             of E*TRADE Asset Management,
Menlo Park, CA 94025                            Inc. She is also a Business
Age: 43                                         Leader of E*TRADE Securities
President                                       LLC. Prior to that Ms. Rorer
                                                worked as a senior
                                                consultant for the Spectrem
                                                Group, (financial services
                                                consulting firm) beginning
                                                in 1998. From 1996 to 1998,
                                                she was a Vice President for
                                                Charles Schwab's Retirement
                                                Plan Services.
--------------------------------------------------------------------------------------------------------
Elizabeth Gottfried     Since November 2000     Ms. Gottfried is Vice         N/A
4500 Bohannon Drive                             President of E*TRADE Asset
Menlo Park, CA 94025                            Management. She is also a
Age: 43                                         Business Manager of E*TRADE
Vice President and                              Global Asset Management,
Treasurer                                       Inc. Ms. Gottfried joined
                                                E*TRADE in September 2000.
                                                Prior to that, she worked at
                                                Wells Fargo Bank from 1984
                                                to 2000 and managed various
                                                areas of Wells Fargo's
                                                mutual fund group.
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Russell S. Elmer        Since September 2003    Mr. Elmer is General Counsel  N/A
4500 Bohannon Drive                             and Corporate Secretary of
Menlo Park, CA 94025                            E*TRADE FINANCIAL
Age: 39                                         Corporation, a publicly
Secretary                                       company on the New York
                                                Stock Exchange under the
                                                symbol "ET." Mr. Elmer also
                                                serves as Secretary to
                                                E*TRADE Asset Management,
                                                Inc., E*TRADE Global Asset
                                                Management, Inc., and
                                                E*TRADE Advisory Services,
                                                Inc. From September 1990 to
                                                June 2000, he was a partner
                                                at Gray, Cary, Ware &
                                                Friedenrich where he
                                                represented clients in
                                                litigation and employment
                                                related matters
--------------------------------------------------------------------------------------------------------

(1) Each Trustee is elected to serve in accordance with the Trust Instrument and By-laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.

(2)  Ms. Meyers may be considered an "interested" person (as defined by the 1940
     Act) of the Trust because she was an officer of an investment company whose shares were offered through the mutual fund "supermarket" sponsored by E*TRADE FINANCIAL Corporation, formerly E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each Fund. Mr. Caplan may be considered an "interested" person of the Trust because he is an officer of E*TRADE FINANCIAL Corporation.

(3) Directorships include public companies and any company registered as an investment company.

The Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our Website online (www.etrade.com) or by calling our toll-free number at (800) 786-2575.

                       The E*TRADE Technology Index Fund
                       Management Discussion and Analysis

The E*TRADE Technology Index Fund ("the Fund") seeks to match as closely as possible, before fees and expenses, the performance of the Goldman Sachs Technology Composite Index ("GSTI(TM) Composite"). As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the GSTI(TM) Composite Index. The unmanaged GSTI(TM) Composite is one of the broadest measures of U.S. traded technology stocks available.

During the annual period ended December 31, 2003, the Fund had a return of 53.37%, compared to the 54.19% return for the GSTI(TM) Composite.

All but two of the sectors represented in the GSTI(TM) Composite had positive returns for the year. Internet software and services was the top-performing sector of the GSTI(TM) Composite, posting a return that exceeded 100%. Other sectors with significant strength included Internet and catalog retail, and semiconductors and semiconductor equipment. The greatest contribution to the GSTI(TM) Composite's return for the year, taking into account both sector weightings and total returns, came from the semiconductor and communications equipment sectors.

The Fund continued to meet its investment objective of closely tracking the total return of the GSTI(TM) Composite by seeking to replicate the holdings represented in the GSTI(TM) Composite, with the weight of each of the Fund's holdings monitored closely relative to its weight in the GSTI(TM) Composite. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns of the Fund and its benchmark, the GSTI(TM) Composite, is due in part to the fact that expenses are deducted from the Fund before its return is calculated. Since the GSTI(TM) Composite is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. You should remember that there are special risks inherent with an investment in this Fund, and that past performance is no guarantee of future results and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance shown for the Fund includes reinvestment of dividends and capital gains.

World Asset Management assumed day-to day management of this Fund on September 15, 2003 as the Fund's sub-adviser.

The following graph shows the hypothetical return of $10,000 invested in the Goldman Sachs Technology Index and the hypothetical return of $10,000 invested in the E*TRADE Technology Index Fund at the end of each month for which the Fund was operational. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Goldman Sachs Technology          E*TRADE Technology Index Fund
Index

Start           $  10,000.00      START           $   10,000.00
8/31/1999       $  10,000.00      8/31/1999       $   10,280.00
9/30/1999       $  10,100.00      9/30/1999       $   10,390.00
10/31/1999      $  10,458.00      10/31/1999      $   10,759.88
11/30/1999      $  11,919.00      11/30/1999      $   12,310.38
12/31/1999      $  14,339.00      12/31/1999      $   14,771.22
1/31/2000       $  13,453.00      1/31/2000       $   13,877.56
2/29/2000       $  15,894.00      2/29/2000       $   16,382.46
3/31/2000       $  16,608.00      3/31/2000       $   17,109.85
4/30/2000       $  15,160.00      4/30/2000       $   15,633.27
5/31/2000       $  13,489.00      5/31/2000       $   13,907.35
6/30/2000       $  15,149.00      6/30/2000       $   15,601.27
7/31/2000       $  14,442.00      7/31/2000       $   14,863.33
8/31/2000       $  16,321.00      8/31/2000       $   16,786.64
9/30/2000       $  13,677.00      9/30/2000       $   14,063.85
10/31/2000      $  12,644.00      10/31/2000      $   12,993.59
11/30/2000      $   9,748.00      11/30/2000      $   10,010.26
12/31/2000      $   8,913.00      12/31/2000      $    9,155.39
1/31/2001       $  10,374.73      1/31/2001       $   10,638.56
2/29/2001       $   7,498.86      2/29/01         $    7,694.87
3/31/2001       $   6,458.02      3/31/2001       $    6,624.28
4/30/2001       $   7,690.85      4/30/2001       $    7,873.31
5/31/2001       $   7,384.75      5/31/2001       $    7,561.05
6/30/2001       $   7,403.95      6/30/2001       $    7,572.20
7/31/2001       $   6,876.79      7/31/2001       $    7,025.75
8/31/2001       $   5,981.43      8/31/2001       $    6,111.29
9/30/2001       $   4,772.59      9/30/2001       $    4,876.10
10/31/2001      $   5,539.06      10/31/2001      $    5,653.12
11/30/2001      $   6,482.92      11/30/2001      $    6,610.32
12/31/2001      $   6,368.17      12/31/2001      $    6,497.72
1/31/2002       $   6,361.17      1/31/2002       $    6,475.20
2/28/2002       $   5,511.32      2/28/2002       $    5,608.08
3/31/2002       $   5,903.72      3/31/2002       $    6,013.55
4/30/2002       $   5,180.52      4/30/2002       $    5,270.27
5/31/2002       $   4,969.67      5/31/2002       $    5,045.23
6/30/2002       $   4,266.96      6/30/2002       $    4,335.87
7/31/2002       $   3,835.14      7/31/2002       $    3,885.38
8/31/2002       $   3,785.67      8/31/2002       $    3,840.31
9/30/2002       $   3,110.30      9/30/2002       $    3,142.14

10/31/2002      $   3,789.60      10/31/2002      $    3,829.01
11/30/2002      $   4,452.77      11/30/2002      $    4,504.83
12/31/2002      $   3,804.01      12/31/2002      $    3,840.37
1/31/2003       $   3,769.43      1/31/2003       $    3,806.57
2/28/2003       $   3,827.10      2/28/2003       $    3,862.91
3/31/2003       $   3,783.85      3/31/2003       $    3,817.71
4/30/2003       $   4,178.51      4/30/2003       $    4,211.70
5/31/2003       $   4,644.83      5/31/2003       $    4,673.30
6/30/2003       $   4,633.22      6/30/2003       $    4,662.09
7/31/2003       $   4,899.17      7/31/2003       $    4,932.49
8/31/2003       $   5,238.19      8/31/2003       $    5,270.36
9/30/2003       $   5,161.71      9/30/2003       $    5,180.24
10/31/2003      $   5,665.49      10/31/2003      $    5,698.26
11/30/2003      $   5,774.84      11/30/2003      $    5,788.30
12/31/2003      $   5,863.77      12/31/2003      $    5,889.59

[PERFORMANCE CHART APPEARS HERE]

                                                                       Average Annual                 Cummulative Return
                                                            -----------------------------------  -----------------------------
                                                                             Since     8/31/99-              Since    8/31/99-
                                                             1 Year  3 Year Inception 12/31/03   3 Year   Inception   12/31/03
E*TRADE Technology Index Fund                               53.37    -13.68  -11.24    -12.06     -35.68     -40.70    -42.70
Goldman Sachs Technology Industry Composite Index           54.19    -13.03       -    -11.59     -34.22          -    -41.36
------------------------------------------------------------------------------------------------------------------
The E*TRADE Technology Index Fund began operations on August 13, 1999. Index comparisons began on August 31, 1999.
------------------------------------------------------------------------------------------------------------------

Hypothetical illustration of $10,000 invested at inception (commencement of operations was August 13, 1999), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2003. This graph reflects the Fund's operating expenses, but the Index does not have expenses, which would have lowered its performance.

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

E*Trade Technology Index Fund
Schedule of Investments
December 31, 2003

                                                      NUMBER
                                                     OF SHARES       VALUE
                                                     ---------   -------------
COMMON STOCK (98.8% OF NET ASSETS)
----------------------------------------
ADVERTISING                                   (0.2%)
   DoubleClick, Inc.                                     3,435   $      35,106 *
   Monster Worldwide, Inc.                               2,704          59,380 *
                                                                 -------------
                                                                        94,486
                                                                 -------------
AEROSPACE / DEFENSE                           (0.1%)
   Titan Corp. (The)                                     2,040          44,492 *
                                                                 -------------
COMMERCIAL SERVICES                           (4.9%)
   Accenture Ltd., Class A                              12,351         325,078 *
   Alliance Data Systems Corp.                           1,977          54,723 *
   Amazon.com, Inc.                                      9,771         514,345 *
   BearingPoint, Inc.                                    4,817          48,604 *
   Convergys Corp.                                       3,580          62,507 *
   eBay, Inc.                                           15,734       1,016,259 *
   InterActivecorp                                      15,750         534,398 *
   Plexus Corp.                                          1,105          18,973 *
                                                                 -------------
                                                                     2,574,887
                                                                 -------------
COMMUNICATIONS SERVICES                       (0.3%)
   Avaya, Inc.                                          10,398         134,550 *
                                                                 -------------
COMPUTER FACILITIES MANAGEMENT                (0.3%)
   Cognizant Technology Solutions Corp.                  1,542          70,377 *
   Comverse Technology, Inc.                             4,841          85,153 *
                                                                 -------------
                                                                       155,530
                                                                 -------------
COMPUTER INTEGRATED SYSTEMS DESIGN            (1.2%)
   Bea Systems, Inc.                                     9,792         120,442 *
   Brocade Communications Systems, Inc.                  6,471          37,402 *
   Computer Sciences Corp.                               4,610         203,900 *
   Intergraph Corp.                                      1,186          28,369
   Jack Henry & Associates, Inc.                         2,246          46,223
   Network Appliance, Inc.                               8,370         171,836 *
   TIBCO Software Inc.                                   5,326          36,057 *
                                                                 -------------
                                                                       644,229
                                                                 -------------
COMPUTER PERIPHERAL EQUIPMENT                 (9.9%)
   3Com Corp.                                            9,311          76,071 *
   Adaptec Inc.                                          2,667          23,550 *
   Cisco Systems, Inc.                                 168,330       4,088,736 *
   Electronics For Imaging, Inc.                         1,313          34,164 *
   Emulex Corp.                                          2,059          54,934 *
   Juniper Networks, Inc.                                9,443         176,395 *
   Lexmark International, Inc.                           3,107         244,334 *
   Nam Tai Electronics Inc                               1,000          28,080
   Netscreen Technologies Inc                            2,300          56,925 *
   PalmOne, Inc.                                         1,122          13,184 *
   QLogic Corp.                                          2,268         117,029 *
   Research In Motion Ltd.                               1,865         124,638
   Symbol Technologies, Inc.                             5,951         100,512
                                                                 -------------
                                                                     5,138,552
                                                                 -------------
COMPUTER PROGRAMMING SERVICES                 (0.3%)
   Amdocs Ltd.                                           5,394         121,257 *
   Informatica Corp.                                     2,086          21,486 *
                                                                 -------------
                                                                       142,743
                                                                 -------------

COMPUTER RELATED SERVICES                     (1.6%)
   CACI International Inc., Class A                        712          34,617 *
   Ceridian Corp.                                        3,771          78,965 *
   Electronic Data Systems Corp.                        11,746         288,247
   Internet Security Systems Inc.                        1,232          23,199 *
   Paychex, Inc.                                         9,181         341,533
   Red Hat, Inc.                                         4,288          80,486 *
                                                                 -------------
                                                                       847,047
                                                                 -------------
COMPUTER STORAGE DEVICES                      (2.1%)
   EMC Corp.                                            58,588         756,959 *
   Imation Corp.                                           887          31,178
   Sandisk Corp.                                         1,747         106,812 *
   Seagate Technology                                   11,000         207,900 *
                                                                 -------------
                                                                     1,102,849
                                                                 -------------
COMPUTERS                                     (1.0%)
   Anteon International Corp.                              866          31,219 *
   Apple Computer, Inc.                                  8,896         190,108 *
   Black Box Corp.                                         399          18,382
   Kronos Inc.                                             739          29,272 *
   Maxtor Corp.                                          6,160          68,376 *
   Perot Systems Corp., Class A                          2,737          36,895 *
   Storage Technology Corp.                              2,740          70,555 *
   Western Digital Corp.                                 5,170          60,954 *
                                                                 -------------
                                                                       505,761
                                                                 -------------
COMPUTERS, PERIPHERAL & SOFTWARE              (0.6%)
   Autodesk, Inc.                                        2,822          69,365
   McDATA Corp., Class A                                 2,014          19,193 *
   National Instruments Corp.                            1,295          58,884
   NetIQ Corp.                                           1,476          19,557 *
   Nvida Corp.                                           4,055          94,278 *
   Sybase Inc.                                           2,422          49,845 *
                                                                 -------------
                                                                       311,122
                                                                 -------------
DATA PROCESSING & PREPARATION                 (4.1%)
   Acxiom, Corp.                                         2,090          38,811 *
   Affiliated Computer Services, Inc.,
    Class A                                              3,090         168,281 *
   Automatic Data Processing, Inc.                      14,479         573,513
   BISYS Group, Inc.                                     2,962          44,075 *
   DST Systems, Inc.                                     2,798         116,844 *
   First Data Corp.                                     17,790         730,992
   Fiserv, Inc.                                          4,759         188,028 *
   SunGard Data Systems, Inc.                            7,156         198,293 *
   Verisign, Inc.                                        5,841          95,208 *
                                                                 -------------
                                                                     2,154,045
                                                                 -------------
DEPOSIT BANKING                               (0.3%)
   Concord EFS, Inc.                                    11,338         168,256 *
                                                                 -------------
DISTRIBUTION/WHOLESALE                        (0.3%)
   CDW Corp.                                             1,992         115,058
   Ingram Micro, Inc., Class A                           3,764          59,848 *
                                                                 -------------
                                                                       174,906
                                                                 -------------
ELECTRONIC COMPONENTS                         (1.2%)
   Avx Corp.                                             4,315          71,715
   Celestica, Inc.                                       4,648          70,045 *
   Flextronics International Ltd.                       12,855         190,769 *
   MEMC Electronic Materials, Inc.                       5,174          49,774 *
   Sanmina-SCI Corp.                                    12,623         159,176 *
   Vishay Intertechnology, Inc.                          3,590          82,211 *
                                                                 -------------
                                                                       623,690
                                                                 -------------

ELECTRONIC COMPUTERS                         (15.8%)
   Advent Software Inc.                                    813          14,171 *
   Dell Inc.                                            62,524       2,123,315 *
   Gateway Inc.                                          8,063          37,090 *
   Hewlett-Packard Co.                                  74,354       1,707,911
   International Business Machines Corp.                41,930       3,886,072
   Sun Microsystems, Inc.                               79,646         357,611 *
   Unisys Corp.                                          8,266         122,750 *
                                                                 -------------
                                                                     8,248,920
                                                                 -------------
ELECTRONIC PARTS & EQUIPMENT                  (0.4%)
   Arrow Electronics, Inc.                               2,484          57,480 *
   Avnet, Inc.                                           2,963          64,179 *
   Benchmark Electronics Inc.                            1,000          34,810 *
   Checkfree Corp.                                       2,279          63,014 *
                                                                 -------------
                                                                       219,483
                                                                 -------------
ELECTRONICS                                   (1.2%)
   Agilent Technologies, Inc.                           11,565         338,161 *
   Amphenol Corp., Class A                               1,081          69,108 *
   ATI Technologies, Inc.                                6,007          90,826 *
   Cymer Inc.                                              865          39,954 *
   KEMET Corp.                                           2,171          29,721 *
   Mentor Graphics Corp.                                 1,728          25,125 *
   Skyworks Solutions Inc.                               3,691          32,112 *
                                                                 -------------
                                                                       625,007
                                                                 -------------
HEALTH & PERSONAL CARE                        (0.2%)
   Newport Corp.                                           963          15,918 *
   Tektronix, Inc.                                       2,050          64,780
                                                                 -------------
                                                                        80,698
                                                                 -------------
INTERNET SERVICE PROVIDER                     (1.5%)
   EarthLink Inc.                                        4,023          40,230 *
   Yahoo!, Inc.                                         16,077         726,198 *
                                                                 -------------
                                                                       766,428
                                                                 -------------
MEASURING & CONTROLLING DEVICES               (0.5%)
   KLA-Tencor Corp.                                      4,791         281,088 *
                                                                 -------------
MULTIMEDIA NETWORKING                         (0.1%)
   Polycom, Inc.                                         2,474          48,292 *
                                                                 -------------
NETWORK EQUIPMENT                             (0.9%)
   Extreme Networks Inc.                                 2,933          21,147 *
   Foundry Networks, Inc.                                3,295          90,151 *
   Lucent Technologies, Inc.                           102,291         290,507 *
   Sonus Networks Inc.                                   6,073          45,912 *
   Sycamore Networks Inc.                                6,760          35,422 *
                                                                 -------------
                                                                       483,139
                                                                 -------------
PREPACKAGED SOFTWARE                         (18.1%)
   Adobe Systems, Inc.                                   5,661         222,477
   Ariba Inc.                                            6,797          20,391 *
   BMC Software, Inc.                                    5,635         105,093 *
   Cadence Design System, Inc.                           6,558         117,913 *
   Check Point Software Technologies
    Ltd.                                                 6,137         103,224 *
   Citrix Systems, Inc.                                  4,109          87,152 *
   Cognos, Inc.                                          2,260          69,201 *
   Computer Associates International,
    Inc.                                                14,114         385,877
   Compuware Corp.                                       9,570          57,803 *
   CSG Systems International Inc.                        1,351          16,874 *
   Electronic Arts, Inc.                                 7,236         345,736 *
   Intuit, Inc.                                          4,865         257,407 *
   Macromedia, Inc.                                      1,577          28,134 *
   Macrovision Corp.                                     1,200          27,108 *
   Mercury Interactive Corp.                             2,153         104,722 *
   Microsoft Corp.                                     159,255       4,385,882
   Network Associates, Inc.                              4,062          61,092 *

   Novell, Inc.                                          9,336          98,215 *
   Oracle Corp.                                        127,445       1,682,274 *
   Parametric Technology Corp.                           6,619          26,079 *
   Peoplesoft, Inc.                                      9,110         207,708 *
   Quest Software Inc.                                   2,357          33,469 *
   RealNetworks, Inc.                                    4,121          23,531 *
   Siebel Systems, Inc.                                 12,123         168,146 *
   Symantec Corp.                                        7,514         260,360 *
   Synopsys, Inc.                                        3,808         128,558 *
   Veritas Software Corp.                               10,449         388,285 *
                                                                 -------------
                                                                     9,412,711
                                                                 -------------
PRINTED CIRCUIT BOARDS                        (0.5%)
   Jabil Circuit, Inc.                                   5,014         141,896 *
   Solectron Corp.                                      20,836         123,141 *
                                                                 -------------
                                                                       265,037
                                                                 -------------
PROCESS CONTROL INSTRUMENTS                   (0.3%)
   PerkinElmer, Inc.                                     3,129          53,412
   Teradyne, Inc.                                        4,762         121,193 *
                                                                 -------------
                                                                       174,605
                                                                 -------------
RADIO & TV COMMUNICATIONS EQUIPMENT           (3.8%)
   Andrew Corp.                                          3,848          44,290 *
   Motorola, Inc.                                       56,788         799,007
   Qualcomm, Inc.                                       19,536       1,053,577
   Scientific-Atlanta, Inc.                              3,762         102,703
                                                                 -------------
                                                                     1,999,577
                                                                 -------------
SEMICONDUCTORS                                (1.0%)
   Agere Systems, Inc., Class A                         19,734          60,189 *
   Agere Systems, Inc., Class B                         22,639          65,653 *
   Axcelis Technologies Inc.                             2,434          24,875 *
   GlobeSpanVirata Inc.                                  3,686          21,674 *
   Integrated Circuit Systems, Inc.                      1,850          52,707 *
   Intersil Corp., Class A                               3,425          85,111
   PMC-Sierra, Inc.                                      4,327          87,188 *
   Semtech Corp.                                         1,846          41,960 *
   Silicon Laboratories, Inc.                            1,255          54,241 *
   Silicon Storage Technology Inc.                       2,400          26,400 *
                                                                 -------------
                                                                       519,998
                                                                 -------------
SEMICONDUCTORS EQUIPMENT                     (19.4%)
   Advanced Micro Devices, Inc.                          8,737         130,181 *
   Altera Corp.                                          9,230         209,521 *
   Amkor Technologies, Inc.                              4,317          78,613 *
   Analog Devices, Inc.                                  9,005         411,078
   Applied Micro Circuits Corp.                          7,700          46,046 *
   ASE Test Limited                                      2,500          37,425 *
   Atmel Corp.                                          11,749          70,611 *
   Broadcom Corp., Class A                               5,721         195,029 *
   Conexant Systems Inc.                                 6,964          34,611 *
   Cree, Inc.                                            1,879          33,240 *
   Cypress Semiconductor Corp.                           2,986          63,781 *
   Entegris Inc.                                         1,782          22,899 *
   Fairchild Semiconductor
    International, Inc., Class A                         2,924          73,012 *
   Intel Corp.                                         137,072       4,413,717
   Intergrated Device Technology, Inc.                   2,604          44,711 *
   International Rectifier Corp.                         1,543          76,240 *
   JDS Uniphase Corp.                                   34,171         124,724 *
   Lattice Semiconductor Corp.                           2,807          27,172 *
   Linear Technology Corp.                               7,583         319,017

   LSI Logic Corp.                                       9,448          83,804 *
   Marvell Technology Group Ltd.                         3,072         116,521 *
   Maxim Integrated Products, Inc.                       7,978         397,304
   Micrel Inc.                                           2,316          36,083 *
   Microchip Technology, Inc.                            5,043         168,234
   Micron Technology, Inc.                              14,916         200,919 *
   MKS Instruments Inc.                                  1,300          37,700 *
   National Semiconductor Corp.                          4,502         177,424 *
   OmniVision Technologies Inc.                            700          38,675 *
   Rambus, Inc.                                          2,482          76,197 *
   RF Micro Devices Inc.                                 4,645          46,682 *
   STMicroelectronics NV                                21,950         592,870
   Texas Instruments, Inc.                              42,221       1,240,452
   TriQuint Semiconductor Inc.                           3,372          23,840 *
   Varian Semiconductor Equipment
    Associates Inc.                                        875          38,229 *
   Vitesse Semiconductor Corp.                           5,265          30,906 *
   Xilinx, Inc.                                          8,391         325,067 *
                                                                 -------------
                                                                    10,042,535
                                                                 -------------
SOFTWARE                                      (1.2%)
   Activision Inc.                                       2,182          39,712 *
   Akamai Technologies Inc.                              3,000          32,250 *
   Ascential Software Corp.                              1,494          38,739 *
   Avid Technology Inc.                                    702          33,696 *
   Avocent Corp.                                         1,158          42,290 *
   Borland Software Corp.                                2,003          19,489 *
   Certegy, Inc.                                         1,588          52,086
   ChoicePoint Inc.                                      2,088          79,533 *
   Fair Isaac Corp.                                      1,205          59,238
   Global Payments, Inc.                                   923          43,492
   Hyperion Solutions Corp.                              1,012          30,502 *
   Keane Inc.                                            1,552          22,721 *
   Reynolds & Reynolds Company, Class A                  1,680          48,804
   Take-Two Interactive Software Inc.                    1,053          30,337 *
   THQ Inc.                                                940          15,895 *
   WebEx Communications Inc.                             1,025          20,603 *
                                                                 -------------
                                                                       609,387
                                                                 -------------
SPECIAL INDUSTRY MACHINERY                    (2.8%)
   Applied Materials, Inc.                              40,607         911,627 *
   ASML Holding NV                                      11,810         236,791 *
   LAM Research Corp.                                    3,199         103,328 *
   Novellus Systems, Inc.                                3,686         154,996 *
   UNOVA Inc.                                            1,500          34,425 *
                                                                 -------------
                                                                     1,441,167
                                                                 -------------
TELECOMMUNICATIONS                            (0.1%)
   West Corp.                                            1,698          39,445 *
                                                                 -------------
TELECOMMUNICATIONS EQUIPMENT                  (1.2%)
   ADTRAN, Inc.                                          1,902          58,962
   Corning, Inc.                                        32,431         338,255 *
   Harris Corp.                                          1,600          60,720
   InterDigital Communications Corp.                     1,393          28,752 *
   Tekelec                                               1,581          24,585 *
   UTStarcom, Inc.                                       2,507          92,934 *
                                                                 -------------
                                                                       604,208
                                                                 -------------

TELEPHONE & TELEGRAPH APPARATUS               (1.3%)
   ADC Telecommunications, Inc.                         20,116          59,745 *
   Advanced Fibre Communication, Inc.                    2,215          44,632 *
   Ciena Corp.                                          11,811          78,425
   Nortel Networks Corp.                               101,424         429,023
   Tellabs, Inc.                                        10,425          87,883 *
                                                                 -------------
                                                                       699,708
                                                                 -------------
TRAVEL SERVICES                               (0.1%)
   Sabre Holdings Corp.                                  3,613          78,005
                                                                 -------------
TOTAL COMMON STOCK (Cost: $76,255,640)                              51,456,583
                                                                 -------------
TOTAL INVESTMENTS (Cost: $76,255,640)        (98.8%)                51,456,583
ASSETS IN EXCESS OF OTHER LIABILITIES         (1.2%)                   630,793
                                                                 -------------
NET ASSETS                                  (100.0%)             $  52,087,376
                                                                 -------------

     * Represents non-income producing securities.

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY FUND
STATEMENT OF ASSETS AND LIABILITIES
Year ended December 31, 2003
--------------------------------------------------------------------------------

ASSETS
Investments at market value (cost:  $76,255,640) (Note 1)        $  51,456,583
Receivable for fund shares purchased                                    58,702
Receivable for securities sold                                       1,064,928
Due from E*TRADE Asset Management, Inc. (Note 2)                       137,139
Dividends receivable                                                    12,008
                                                                 -------------
   TOTAL ASSETS                                                     52,729,360
                                                                 -------------
LIABILITIES
Disbursements in excess of cash                                        323,652
Payable for fund shares redeemed                                       112,283
Accrued advisory fee (Note 2)                                           31,847
Accrued accounting, custody and transfer agent fees                     53,357
Accrued administration fee (Note 2)                                     19,108
Accrued shareholder servicing fee (Note 2)                              31,847
Accrued other expenses                                                  69,890
                                                                 -------------
   TOTAL LIABILITIES                                                   641,984
                                                                 -------------
TOTAL NET ASSETS                                                 $  52,087,376
                                                                 =============
NET ASSETS CONSIST OF:
Paid-in capital                                                  $ 127,562,643
Accumulated net realized loss on investments                       (50,676,210)
Net unrealized depreciation of investments                         (24,799,057)
                                                                 -------------
TOTAL NET ASSETS                                                 $  52,087,376
                                                                 =============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)            9,959,531
                                                                 =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE   $        5.23
                                                                 =============

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2003
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $268)            $     149,625
   Interest*                                                            27,110
   Expenses (Note 2)                                                   (25,275)
                                                                 -------------
      TOTAL INVESTMENT INCOME                                          151,460
                                                                 -------------
EXPENSES (NOTE 2):
   Advisory fee                                                        106,562
   Administration fee                                                   63,937
   Shareholder servicing fees                                          106,562
   Legal services                                                       46,077
   Audit and tax services                                               24,893
   Custodian fee                                                        90,616
   Transfer and dividend disbursing agent                              228,636
   Registration fees                                                    12,419
   Trustee fees                                                          1,129
   Printing                                                              1,252
   Other expenses                                                       15,217
                                                                 -------------
      TOTAL EXPENSES BEFORE WAIVER                                     697,300
Waived fees and reimbursed expenses (Note 2)                          (334,989)
                                                                 -------------
   NET EXPENSES                                                        362,311
                                                                 -------------
NET INVESTMENT LOSS                                                   (210,851)
                                                                 -------------
NET REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS
   Net realized loss on sale of investments                        (10,065,287)
   Net change in unrealized appreciation of investments             28,472,023
                                                                 -------------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS               18,406,736
                                                                 -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $  18,195,885
                                                                 =============

   * Interest income represents income on short-term debt instruments and securities lending income.

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 For the Year     For the Year
                                                    Ended            Ended
                                                 December 31,     December 31,
                                                    2003             2002
                                                ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss                             $     (210,851)  $    (278,113)
Net realized loss on sale of  investments          (10,065,287)    (10,789,146)
Net change in unrealized appreciation
 (depreciation) of investments                      28,472,023     (14,615,963)
                                                --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          18,195,885     (25,683,222)
                                                --------------   -------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                     9,575,843       8,806,068
Cost of shares redeemed                            (10,366,260)    (10,969,657)
                                                --------------   -------------
NET DECREASE IN NET ASSETS FROM TRANSACTIONS
 IN SHARES OF COMMON STOCK                            (790,417)     (2,163,589)
                                                --------------   -------------
REDEMPTION FEES                                         13,311          10,254
                                                --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS               17,418,779     (27,836,557)
   NET ASSETS:
BEGINNING OF PERIOD                                 34,668,597      62,505,154
                                                --------------   -------------
END OF PERIOD                                   $   52,087,376   $  34,668,597
                                                ==============   =============
SHARE TRANSACTIONS:
Number of shares sold                                2,169,126       1,973,469
Number of shares redeemed                           (2,373,790)     (2,649,338)
                                                --------------   -------------
NET DECREASE IN SHARES OUTSTANDING                    (204,664)       (675,869)
                                                ==============   =============

      The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                                             Period
                                                                                                              from
                                                                                                            August 13,
                                                                                                              1999
                                                                                                          (commencement
                                                                                                               of
                                                                                                           operations)
FOR A SHARE OUTSTANDING FOR      Year Ended         Year Ended        Year Ended        Year Ended           through
THE PERIOD                      December 31,       December 31,      December 31,      December 31,        December 31,
                                    2003               2002              2001              2000               1999
                                ------------       ------------      ------------      ------------       -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $       3.41       $       5.77      $       8.21      $      14.21       $       10.00
                                ------------       ------------      ------------      ------------       -------------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
   Net investment income               (0.02)/(8)/        (0.03)            (0.04)            (0.08)              (0.01)
   Net realized and unrealized
    gain (loss) on investments          1.84              (2.33)            (2.36)            (5.32)               4.75
                                ------------       ------------      ------------      ------------       -------------
   TOTAL FROM INVESTMENT
    OPERATIONS                          1.82              (2.36)            (2.40)            (5.40)               4.74
                                ------------       ------------      ------------      ------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net
    realized gains                        --                 --             (0.04)            (0.65)              (0.58)
                                ------------       ------------      ------------      ------------       -------------
   TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS                          --                 --             (0.04)            (0.65)              (0.58)
                                ------------       ------------      ------------      ------------       -------------
REDEMPTION FEES ADDED TO PAID-
 IN CAPITAL                             0.00/(5)/          0.00/(5)/         0.00/(5)/         0.05                0.05
                                ------------       ------------      ------------      ------------       -------------
NET ASSET VALUE, END OF PERIOD  $       5.23       $       3.41      $       5.77      $       8.21       $       14.21
                                ============       ============      ============      ============       =============

   TOTAL RETURN                        53.37 %           (40.90)%          (29.03)%          (38.02)%             47.71 %/(1)/

   RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period
    (000's ommitted)            $     52,087       $     34,669      $     62,505      $     55,514       $      44,971

   Ratio of expenses to
    average net assets/(6)/             0.85 %             0.85 %            0.85 %            0.85%/(3)/          0.85 %/(2)(3)/

   Ratio of net investment
    loss to average net
    assets/(7)/                        (0.50)%            (0.61)%           (0.66)%           (0.70)%             (0.49)%/(2)/

   Portfolio turnover rate             11.22 %             6.02 %           48.65 %           27.82 %             35.77 %/(1)(4)/

(1) For the period August 13, 1999 (Commencement of operations) through December 31, 1999 and is not indicative of a full year's operating results.

(2)  Annualized.

(3) The Investment Adviser voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period August 13, 1999 (Commencement of operations). through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.85% for the period from August 13, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.

(4)  Not annualized.

(5)  Rounds to less than $0.01.

(6) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2003, December 31, 2002 and December 31, 2001 were 1.64%, 1.88%, and 1.18%, respectively.

(7) The ratio of net investment loss to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2003, December 31, 2002 and December 31, 2001 were (1.28)%, (1.64)% and (0.99)%, respectively.

(8)  Calculated based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

1.   SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Technology Index Fund ("Fund") is a non-diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of December 31, 2003, the Trust consisted of 10 operating series: the E*TRADE Bond Fund, the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Technology Index Fund.

The Fund's investment objective is to match as closely as practicable, before fees and expenses, the total return of the stocks making up the Goldman Sachs Technology Composite Index ("GSTI(TM) Composite")*. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the GSTI(TM) Composite Index.

* "GSTI(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund uses the accrual method of accounting for financial reporting purposes.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). Investments in short-term debt securities that mature in 90 days or less are fair valued at amortized cost, which approximates fair market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains, if any, are declared and distributed annually, generally in December. Distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred as wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

At December 31, 2003, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income           $           --
Unrealized Depreciation                     30,769,573
Capital Loss                                44,705,693

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. The Fund has elected and intends to continue to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. As a RIC, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2003.

As of December 31, 2003, for federal income tax purposes, the Fund had capital loss carryforwards of $4,029,927, $29,447,512 and $9,887,414, expiring in 2009,
2010 and 2011, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2003, the Fund has elected to defer $1,340,840 of capital losses attributable to post-October losses. Approximately $25,106,304 of capital loss carryforward in the Fund, expiring in 2010, was acquired in the reorganization of the E*TRADE E-Commerce Index Fund into the Fund on December 7, 2001 and is available to offset future capital gains of the Fund. The losses absorbed by the Fund from the reorganization of the E*TRADE E-Commerce Index Fund into the Fund may be limited under IRS regulations.

At December 31, 2003, the cost of investments for federal income tax purposes was $82,226,156. Net unrealized depreciation aggregated $30,769,573 of which $3,494,824 represented gross unrealized appreciation on securities and $34,264,397 represented gross unrealized depreciation on securities.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ETAM, a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), which was formerly known as E*TRADE Group, Inc., serves as the investment adviser for the Fund pursuant to an investment advisory agreement ("Advisory Agreement") between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

Effective September 15, 2003, World Asset Management ("World Asset") replaced Barclays Global Fund Advisors, Inc. ("BGFA") as the Fund's investment sub-adviser. World Asset is a direct subsidiary of Munder Capital Management. For its services, World Asset is paid by ETAM a fee calculated at an annual rate equal to 0.12% of the Fund's average daily net assets. For its services prior to September 15, 2003, BGFA was paid by ETAM a fee calculated at an annual rate equal to 0.20% of the Fund's average daily net assets.

ETAM also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement") with the Trust, on behalf of the Fund. Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing or supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; furnishing office space and certain facilities required for conducting the business of the Fund; monitoring and reviewing the Fund's service providers and the expenditures made by the Fund to such service providers; and reporting to the Board concerning its activities pursuant to the Administration Agreement. The Fund pays ETAM an administrative services fee equal to 0.15% of the Fund's average daily net assets.

ETAM also acts as shareholder servicing agent to the Fund under a shareholder servicing agreement ("Shareholder Servicing Agreement") with the Trust, on behalf of the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services in connection with the Fund; delivery to the Fund's shareholders of prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a shareholder proxy solicitation; receiving, tabulating and transmitting proxies executed by or on behalf of the Fund's shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the Fund's average daily net assets. From the shareholder servicing fee, ETAM provides compensation to its affiliates, including E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly-owned subsidiary of E*TRADE FINANCIAL, for shareholder services that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund. For the year ended December 31, 2003 ETAM provided $106,562 in compensation to E*TRADE Securities for shareholder services.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses on an annualized basis through at least December 31, 2004. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.85% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of
(i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $959,775 was eligible for reimbursement as of December 31, 2003.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides fund accounting, custodial and certain fund services for the Fund. Prior to September 15, 2003, Investors Bank & Trust Company served as sub-administrator, fund accounting services agent and custodian for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM for shareholder services that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

3.   PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The investment adviser monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not hold positions in securities lending at the year ended December 31, 2003.

4.   FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not enter into any futures contracts during the year ended December 31, 2003.

5.   REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's investment adviser monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not enter hold any Repurchase Agreements at the year ended December 31,2003.

6.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $4,739,825 and $6,616,862, respectively, for the year ended December 31, 2003.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
E*TRADE Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the E*TRADE Technology Fund (the "Fund") (one of the ten operating series comprising the E*TRADE Funds) as of December 31, 2003 and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from August 13, 1999 (commencement of investment operations) through December 31, 1999. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Technology Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from August 13, 1999 (commencement of investment operations) through December 31, 1999 in conformity with accounting principles generally accepted in the United States of America.


/s/Deloitte & Touche LLP
Los Angeles, California
February 19, 2004

                    RESULTS OF SHAREHOLDER VOTING (UNAUDITED)

A special meeting of shareholders of the Fund was held on October 29/th/ 2003, at which shareholders voted on and approved the proposals presented at the meeting. The proxy with respect to this meeting, dated September 8, 2003, provides a more comprehensive discussion of the proposals. The following were the results of the vote:

                                                             Shares         Shares          Shares
                                                              Voted          Voted          Voted
Proposal                                                       For          Against         Abstain         Total
----------------------------------------------------------------------------------------------------------------------
1. To approve a new investment sub-advisory
agreement with World Asset Management on
behalf of the Fund.                                       4,678,043.761    218,937.200    151,622.189    5,048,603.150

2. To grant permission to E*TRADE Asset
Management, Inc. ("ETAM") and the Trust to enter
into and materially change sub-advisory agreements
without obtaining shareholder approval.                   4,488,847.388    426,302.881    133,452.881    5,048,603.150

3. Not Applicable

4. To approve a proposal to change the Fund's
investment objective from fundamental to
non-fundamental.                                          4,592,765.991    319,780.284    136,056.875    5,048,603.150

5. To approve a proposal to change the Fund's fundamental investment policies with respect to:

a. Industry Concentration.                                4,784,281.267    146,418.933    117,902.950    5,048,603.150

b. Not Applicable.

c. Borrowing Money.                                       4,551,179.021    342,694.569    154,729.560    5,048,603.150

d. Issuing Senior Securities.                             4,574,583.101    315,605.090    158,414.959    5,048,603.150

e. Lending.                                               4,574,981.398    316,242.773    157,378.979    5,048,603.150

f. Underwriting.                                          4,587,152.976    304,257.685    157,192.489    5,048,603.150

g. Investments in Real Estate.                            4,570,389.246    344,849.668    133,364.236    5,048,603.150

h. Investments in Commodities and Commodity Contracts.    4,526,666.188    379,217.945    142,719.017    5,048,603.150

TRUSTEES AND OFFICERS
The Board has the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below. The Trust currently consists of ten series that have commenced operations and one series that has not commenced operations.

--------------------------------------------------------------------------------------------------------

                                        Non-Interested Trustees
--------------------------------------------------------------------------------------------------------
    Name, Address       Term of Officer /1/
  Age and Position      and Length of Time       Principal Occupation(s)      Other Directorships /3/
   Held with Trust      Served                   During the Past Five Years              Held
--------------------------------------------------------------------------------------------------------
Steven Grenadier        Since February 1999     Mr. Grenadier is a Professor  None
4500 Bohannon Drive                             of Finance at the Graduate
Menlo Park, CA 94025                            School of Business at
Age: 39                                         Stanford University, where
Trustee                                         he has been employed as a
                                                professor since 1992.

--------------------------------------------------------------------------------------------------------
Ashley T. Rabun         Since February 1999     Ms. Rabun is the Founder and  Professionally Managed
4500 Bohannon Drive                             Chief Executive Officer of    Portfolios, a multi-series
Menlo Park, CA 94025                            Investor Reach, which is a    trust of US Bancorp
Age: 51                                         consulting firm specializing
Trustee                                         in marketing and
                                                distribution strategies for
                                                financial services companies
                                                formed in October 1996.
--------------------------------------------------------------------------------------------------------
George J. Rebhan        Since December 1999     Mr. Rebhan retired in         Advisors Series Trust
4500 Bohannon Drive,                            December 1993, and prior to
Menlo Park, CA 94025                            that he was President of
Age: 69                                         Hotchkis and Wiley Funds
Trustee                                         (investment company) from
                                                1985 to 1993.
--------------------------------------------------------------------------------------------------------
                                          Interested Trustees
--------------------------------------------------------------------------------------------------------
Shelly J. Meyers /2/    Since February 1999     Ms. Meyers is the Manager,    Meyers Capital
4500 Bohannon Drive                             Chief Executive Officer, and  Management LLC
Menlo Park, CA 94025                            founder of Meyers Capital
Age: 44                                         Management, a registered
Trustee                                         investment adviser formed in
                                                January 1996.
--------------------------------------------------------------------------------------------------------
Mitchell H. Caplan /2/  Since February 2002     Mr. Caplan is Chief           E*TRADE FINANCIAL
4500 Bohannon Drive                             Executive Officer of E*TRADE  Corporation
Menlo Park, CA 94025                            FINANCIAL Corporation,
Age: 46                                         formerly E*TRADE Group, Inc.
Trustee                                         Prior to this position, Mr.
                                                Caplan has served as
                                                President, Chief Operating
                                                Officer, Chief Financial
                                                Products Officer and
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                Managing Director of North
                                                America for E*TRADE
                                                Financial Corporation He
                                                also is Chairman of the
                                                Board and Chief Executive
                                                Officer of E*TRADE Financial
                                                Corporation and E*TRADE Bank
                                                and a President and Director
                                                of ETAM and E*TRADE Global
                                                Asset Management, Inc. He
                                                previously served as Vice
                                                Chairman of the Board of
                                                Directors, President and
                                                Chief Executive Officer of
                                                Telebanc Financial
                                                Corporation and Telebank
                                                (renamed E*TRADE Bank) from
                                                1993-2000.
--------------------------------------------------------------------------------------------------------

                                                Officers
--------------------------------------------------------------------------------------------------------
Liat Rorer              Since May 2001          Ms. Rorer is Vice President   N/A
4500 Bohannon Drive                             of E*TRADE Asset Management,
Menlo Park, CA 94025                            Inc. She is also a Business
Age: 43                                         Leader of E*TRADE Securities
President                                       LLC. Prior to that Ms. Rorer
                                                worked as a senior
                                                consultant for the Spectrem
                                                Group, (financial services
                                                consulting firm) beginning
                                                in 1998. From 1996 to 1998,
                                                she was a Vice President for
                                                Charles Schwab's Retirement
                                                Plan Services.
--------------------------------------------------------------------------------------------------------
Elizabeth Gottfried     Since November 2000     Ms. Gottfried is Vice         N/A
4500 Bohannon Drive                             President of E*TRADE Asset
Menlo Park, CA 94025                            Management. She is also a
Age: 43                                         Business Manager of E*TRADE
Vice President and                              Global Asset Management,
Treasurer                                       Inc. Ms. Gottfried joined
                                                E*TRADE in September 2000.
                                                Prior to that, she worked at
                                                Wells Fargo Bank from 1984
                                                to 2000 and managed various
                                                areas of Wells Fargo's
                                                mutual fund group.
--------------------------------------------------------------------------------------------------------
Russell S. Elmer        Since September 2003    Mr. Elmer is General Counsel
4500 Bohannon Drive                             and Corporate Secretary of    N/A
                                                E*TRADE
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Menlo Park, CA 94025                            FINANCIAL Corporation, a
Age: 39                                         publicly company on the New
Secretary                                       York Stock Exchange under
                                                the symbol "ET." Mr. Elmer
                                                also serves as Secretary to
                                                E*TRADE Asset Management,
                                                Inc., E*TRADE Global Asset
                                                Management, Inc., and
                                                E*TRADE Advisory Services,
                                                Inc. From September 1990 to
                                                June 2000, he was a partner
                                                at Gray, Cary, Ware &
                                                Friedenrich where he
                                                represented clients in
                                                litigation and employment
                                                related matters
--------------------------------------------------------------------------------------------------------

(1) Each Trustee is elected to serve in accordance with the Trust Instrument and By-laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.

(2)  Ms. Meyers may be considered an "interested" person (as defined by the 1940
     Act) of the Trust because she was an officer of an investment company whose shares were offered through the mutual fund "supermarket" sponsored by E*TRADE FINANCIAL Corporation, formerly E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each Fund. Mr. Caplan may be considered an "interested" person of the Trust because he is an officer of E*TRADE FINANCIAL Corporation.

(3) Directorships include public companies and any company registered as an investment company.

The Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our Website online (www.etrade.com) or by calling our toll-free number at (800) 786-2575.

                         The E*TRADE S&P 500 Index Fund
                       Management Discussion and Analysis

The E*TRADE S&P 500 Index Fund ("the Fund") seeks to match as closely as possible, before fees and expenses, the performance of the S&P 500(TM) Index. As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the S&P 500(TM) Index. The S&P 500(TM) Index is a widely followed unmanaged index of large-capitalization U.S. stocks.

During the annual period ended December 31, 2003, the Fund generated a 28.11% return, relative to the 28.69% return for the S&P 500(TM) Index. This was the strongest return for the S&P 500(TM) since 1998, and followed three consecutive years of negative S&P 500(TM) returns. All ten economic sectors of the S&P 500(TM) universe generated a positive return for 2003. Technology had the strongest performance with a 46.1% return for that sector. The top performing industries in the technology sector included Internet software and services, electronic manufacturing services and computer storage and peripherals. Computer hardware was the only industry in the technology sector to post a negative return.

The other top five sectors included materials (38.3%), consumer discretionary (36.6%), industrials (32.8%) and financials (31.0%). The telecommunication services sector, with a 7.1% return, was the only S&P 500(TM) sector to earn less than a 15% return for the year.

The Fund continued to meet its investment objective of tracking the total return of the S&P 500(TM) Index. The weight of each of the 500 holdings in the Fund is monitored closely relative to its weight in the S&P 500(TM) universe of stocks. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns of the Fund and its benchmark, the S&P 500(TM) Index, is due in part to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P 500(TM) Index is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. You should remember that past performance is no guarantee of future results and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance shown for the Fund includes reinvestment of dividends and capital gains.

World Asset Management assumed day-to day management of this Fund on November 10, 2003 as the Fund's sub-adviser.

The following graph shows the hypothetical return of $10,000 invested in the S&P 500(TM) Index and the hypothetical return of $10,000 invested in the E*TRADE S&P 500 Index Fund at the end of each month for which the Fund was operational. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

S&P 500 (TM) Index                E*TRADE S&P 500 Index Fund

Start           $  10,000.00      START           $  10,000.00
2/28/1999       $   9,689.00      2/28/1999       $   9,980.00
3/31/1999       $  10,076.56      3/31/1999       $  10,374.21
4/30/1999       $  10,468.54      4/30/1999       $  10,774.65
5/31/1999       $  10,221.48      5/31/1999       $  10,514.99
6/30/1999       $  10,788.77      6/30/1999       $  11,098.57
7/31/1999       $  10,452.16      7/31/1999       $  10,747.85
8/31/1999       $  10,399.90      8/31/1999       $  10,697.34
9/30/1999       $  10,114.95      9/30/1999       $  10,396.74
10/31/1999      $  10,755.22      10/31/1999      $  11,060.05
11/30/1999      $  10,974.63      11/30/1999      $  11,271.30
12/31/1999      $  11,621.03      12/31/1999      $  11,931.80
1/31/2000       $  11,037.66      1/31/2000       $  11,336.40
2/29/2000       $  10,829.05      2/29/2000       $  11,114.21
3/31/2000       $  11,888.13      3/31/2000       $  12,192.29
4/30/2000       $  11,530.29      4/30/2000       $  11,827.74
5/31/2000       $  11,293.92      5/31/2000       $  11,585.27
6/30/2000       $  11,572.88      6/30/2000       $  11,856.36
7/31/2000       $  11,392.35      7/31/2000       $  11,673.78
8/31/2000       $  12,099.81      8/31/2000       $  12,399.89
9/30/2000       $  11,460.94      9/30/2000       $  11,742.69
10/31/2000      $  11,412.80      10/31/2000      $  11,692.20
11/30/2000      $  10,513.48      11/30/2000      $  10,767.35
12/31/2000      $  10,564.99      12/31/2000      $  10,811.49
1/31/2001       $  10,940.05      1/31/2001       $  11,193.20
2/29/01         $   9,943.41      2/29/01         $  10,171.88
3/31/2001       $   9,313.99      3/31/2001       $   9,519.32
4/30/2001       $  10,036.76      4/30/2001       $  10,263.51
5/31/2001       $  10,104.00      5/31/2001       $  10,325.52
6/30/2001       $   9,858.48      6/30/2001       $  10,074.28
7/31/2001       $   9,761.86      7/31/2001       $   9,970.63
8/31/2001       $   9,151.75      8/31/2001       $   9,338.40
9/30/2001       $   8,413.20      9/30/2001       $   8,585.81
10/31/2001      $   8,573.89      10/31/2001      $   8,741.73
11/30/2001      $   9,231.51      11/30/2001      $   9,417.37
12/31/2001      $   9,312.75      12/31/2001      $   9,492.88
1/31/2002       $   9,176.78      1/31/2002       $   9,346.99
2/28/2002       $   8,999.67      2/28/2002       $   9,169.85
3/31/2002       $   9,338.06      3/31/2002       $   9,505.46

4/30/2002       $   8,772.17      4/30/2002       $   8,931.33
5/31/2002       $   8,708.13      5/31/2002       $   8,858.10
6/30/2002       $   8,088.12      6/30/2002       $   8,224.74
7/31/2002       $   7,458.05      7/31/2002       $   7,585.68
8/31/2002       $   7,506.53      8/31/2002       $   7,638.02
9/30/2002       $   6,691.32      9/30/2002       $   6,803.19
10/31/2002      $   7,279.49      10/31/2002      $   7,402.55
11/30/2002      $   7,707.52      11/30/2002      $   7,833.37
12/31/2002      $   7,255.09      12/31/2002      $   7,376.69
1/31/2003       $   7,380.01      1/31/2003       $   7,176.04
2/28/2003       $   7,269.31      2/28/2003       $   7,070.55
3/31/2003       $   7,339.82      3/31/2003       $   7,128.53
4/30/2003       $   7,944.62      4/30/2003       $   7,721.63
5/31/2003       $   8,363.31      5/31/2003       $   8,123.92
6/30/2003       $   8,470.36      6/30/2003       $   8,223.85
7/31/2003       $   8,619.69      7/31/2003       $   8,362.01
8/31/2003       $   8,787.77      8/31/2003       $   8,521.72
9/30/2003       $   8,694.62      9/30/2003       $   8,432.25
10/31/2003      $   9,186.74      10/31/2003      $   8,912.04
11/30/2003      $   9,267.58      11/30/2003      $   8,986.90
12/31/2003      $   9,753.20      12/31/2003      $   9,451.52

[PERFORMANCE CHART APPEARS HERE]

                                                           Average Annual                 Cummulative Return
                                                -----------------------------------  -----------------------------
                                                                  Since     2/26/99-              Since    2/26/99-
                                                 1 Year  3 Year  Inception  12/31/03   3 Year   Inception  12/31/03
E*TRADE S&P 500 Index Fund                      28.11      -4.39   -1.16      -1.12     -12.60      -5.51     -5.30
S&P 500 Stock Index                             28.69      -4.05       -      -0.78     -11.66          -     -3.71
---------------------------------------------------------------------------------------------------------------
The E*TRADE S&P 500 Index Fund began operations on February 17, 1999. Index comparisons began February 26, 1999.
---------------------------------------------------------------------------------------------------------------

Hypothetical illustration of $10,000 invested at inception of the Fund (commencement of operations was February 17, 1999), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2003. This graph reflects the Fund's operating expenses, but the Index does not have expenses, which would have lowered its performance.

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

E*TRADE S&P 500 INDEX FUND
Schedule of Investments
December 31, 2003
                                                      NUMBER
COMMON STOCK (97.5% OF NET ASSETS)                   OF SHARES       Value
----------------------------------------             ---------   -------------
ADVERTISING                                   (0.2%)
   Interpublic Group of Cos., Inc. (The)                 5,110   $      79,716
   Omnicom Group, Inc.                                   2,388         208,544
                                                                 -------------
                                                                       288,260
                                                                 -------------
AEROSPACE / DEFENSE                           (1.5%)
   Boeing Co. (The)                                     10,332         435,390
   General Dynamics Corp.                                2,476         223,806
   Goodrich Corp.                                        1,416          42,041
   Lockheed Martin Corp.                                 5,528         284,139
   Northrop Grumman Corp.                                2,304         220,262
   Raytheon Co.                                          5,082         152,663
   Rockwell Collins, Inc.                                2,156          64,745
   United Technologies Corp.                             5,845         553,931
                                                                 -------------
                                                                     1,976,977
                                                                 -------------
AIRLINES                                      (0.1%)
   Delta Air Lines, Inc.                                 1,483          17,514
   Southwest Airlines Co.                                9,727         156,994
                                                                 -------------
                                                                       174,508
                                                                 -------------
APPAREL                                       (0.3%)
   Jones Apparel Group, Inc.                             1,528          53,831
   Liz Claiborne, Inc.                                   1,309          46,417
   NIKE, Inc., Class B                                   3,280         224,550
   Reebok International Ltd.                               713          28,035
   V.F. Corp.                                            1,297          56,082
                                                                 -------------
                                                                       408,915
                                                                 -------------
AUTO MANUFACTURERS                            (0.7%)
   Ford Motor Co.                                       22,568         361,088
   General Motors Corp.                                  6,954         371,343
   Navistar International Corp.                            822          39,366 *
   PACCAR, Inc.                                          1,402         119,338
                                                                 -------------
                                                                       891,135
                                                                 -------------
AUTO PARTS & EQUIPMENT                        (0.1%)
   Cooper Tire & Rubber Co.                                886          18,943
   Dana Corp.                                            1,786          32,773
   Delphi Corp.                                          6,947          70,929
   Goodyear Tire & Rubber Co. (The)                      2,208          17,355
   Visteon Corp.                                         1,571          16,354
                                                                 -------------
                                                                       156,354
                                                                 -------------
BANKS                                         (7.4%)
   AmSouth Bancorp.                                      4,328         106,036
   Bank of America Corp.                                18,303       1,472,110
   Bank of New York Co., Inc. (The)                      9,582         317,356
   Bank One Corp.                                       13,815         629,826
   BB&T Corp.                                            6,706         259,120
   Charter One Financial, Inc.                           2,717          93,872
   Comerica, Inc.                                        2,211         123,949
   Fifth Third Bancorp                                   6,964         411,572
   First Tennessee National Corp.                        1,519          66,988
   FleetBoston Financial Corp.                          12,972         566,228
   Golden West Financial Corp.                           1,836         189,457
   Huntington Bancshares, Inc.                           2,858          64,305
   KeyCorp                                               5,171         151,614
   Marshall & Ilsley Corp.                               2,836         108,477
   Mellon Financial Corp.                                5,290         169,862
   National City Corp.                                   7,495         254,380
   North Fork Bancorp., Inc.                             1,836          74,303
   Northern Trust Corp.                                  2,760         128,119
   PNC Financial Services Group                          3,375         184,714
   Regions Financial Corp.                               2,779         103,379
   SouthTrust Corp.                                      4,068         133,146
   State Street Corp.                                    4,109         213,997
   SunTrust Banks, Inc.                                  3,488         249,392
   Synovus Financial Corp.                               3,736         108,045

   U.S. Bancorp                                         23,798         708,704
   Union Planters Corp.                                  2,364          74,442
   Wachovia Corp.                                       16,347         761,607
   Washington Mutual, Inc.                              11,123         446,255
   Wells Fargo & Co.                                    20,826       1,226,443
   Zions Bancorp.                                        1,082          66,359
                                                                 -------------
                                                                     9,464,057
                                                                 -------------
BEVERAGES                                     (2.6%)
   Adolph Coors Co., Class B                               438          24,572
   Anheuser-Busch Cos., Inc.                            10,058         529,855
   Brown-Forman Corp., Class B                             731          68,312
   Coca-Cola Co. (The)                                  30,204       1,532,852
   Coca-Cola Enterprises, Inc.                           5,646         123,478
   Pepsi Bottling Group, Inc. (The)                      3,231          78,126
   PepsiCo, Inc.                                        21,180         987,412
                                                                 -------------
                                                                     3,344,607
                                                                 -------------
BIOTECHNOLOGY                                 (1.1%)
   Amgen, Inc.                                          15,946         985,462 *
   Biogen Idec, Inc.                                     4,070         149,695 *
   Chiron Corp.                                          2,347         133,756 *
   Genzyme Corp.                                         2,773         136,820 *
                                                                 -------------
                                                                     1,405,733
                                                                 -------------
BUILDING MATERIALS                            (0.2%)
   American Standard Cos., Inc.                            868          87,408 *
   Masco Corp.                                           5,664         155,250
   Vulcan Materials Co.                                  1,224          58,226
                                                                 -------------
                                                                       300,884
                                                                 -------------
CHEMICALS                                     (1.5%)
   Air Products and Chemicals, Inc.                      2,839         149,984
   Ashland, Inc.                                           822          36,217
   Dow Chemical Co. (The)                               11,359         472,194
   DuPont (E.I.) de Nemours & Co.                       12,301         564,493
   Eastman Chemical Co.                                    931          36,802
   Engelhard Corp.                                       1,513          45,314
   Great Lakes Chemical Corp.                              605          16,450
   Hercules Inc.                                         1,328          16,202 *
   Monsanto Co.                                          3,250          93,535
   PPG Industries, Inc.                                  2,045         130,921
   Praxair, Inc.                                         4,026         153,793
   Rohm and Haas Co.                                     2,776         118,563
   Sherwin-Williams Co. (The)                            1,762          61,212
   Sigma-Aldrich Corp.                                     854          48,832
                                                                 -------------
                                                                     1,944,512
                                                                 -------------
COMMERCIAL SERVICES                           (1.0%)
   Apollo Group, Inc., Class A                           2,217         150,756 *
   Cendant Corp.                                        12,516         278,730 *
   Concord EFS, Inc.                                     5,769          85,612 *
   Convergys Corp.                                       1,727          30,153 *
   Deluxe Corp.                                            642          26,534
   Ecolab, Inc.                                          3,132          85,723
   Equifax, Inc.                                         1,694          41,503
   H&R Block, Inc.                                       2,161         119,655
   McKesson Corp.                                        3,597         115,680
   Monster Worldwide, Inc.                               1,351          29,668 *
   Moody's Corp.                                         1,797         108,808
   Paychex, Inc.                                         4,634         172,385
   R.R. Donnelley & Sons Co.                             1,364          41,125
   Robert Half International, Inc.                       2,156          50,321 *
                                                                 -------------
                                                                     1,336,653
                                                                 -------------

COMPUTERS                                     (5.8%)
   Apple Computer, Inc.                                  4,470          95,524 *
   Cisco Systems, Inc.                                  85,039       2,065,597 *
   Computer Sciences Corp.                               2,357         104,250 *
   Dell Inc.                                            31,538       1,071,030 *
   Electronic Data Systems Corp.                         5,874         144,148
   EMC Corp.                                            29,616         382,639 *
   Gateway Inc.                                          3,995          18,377 *
   Hewlett-Packard Co.                                  37,576         863,121
   International Business Machines Corp.                21,237       1,968,245
   Lexmark International, Inc.                           1,541         121,184 *
   NCR Corp.                                             1,146          44,465 *
   Network Appliance, Inc.                               4,215          86,534 *
   Sun Microsystems, Inc.                               40,218         180,579 *
   SunGard Data Systems, Inc.                            3,534          97,927 *
   Unisys Corp.                                          4,059          60,276 *
   Veritas Software Corp.                                5,224         194,124 *
                                                                 -------------
                                                                     7,498,020
                                                                 -------------
COSMETICS / PERSONAL CARE                     (2.3%)
   Alberto-Culver Co., Class B                             705          44,471
   Avon Products, Inc.                                   2,943         198,623
   Colgate-Palmolive Co.                                 6,582         329,429
   Gillette Co. (The)                                   12,490         458,758
   International Flavors & Fragrances,
    Inc.                                                 1,135          39,634
   Kimberly-Clark Corp.                                  6,204         366,594
   Procter & Gamble Co. (The)                           16,016       1,599,679
                                                                 -------------
                                                                     3,037,188
                                                                 -------------
DISTRIBUTION / WHOLESALE                      (0.3%)
   Costco Wholesale Corp.                                5,602         208,282 *
   Genuine Parts Co.                                     2,193          72,808
   W.W. Grainger, Inc.                                   1,100          52,129
                                                                 -------------
                                                                       333,219
                                                                 -------------
DIVERSIFIED FINANCIAL SERVICES                (9.5%)
   American Express Co.                                 15,803         762,179
   American International Group, Inc.                   32,124       2,129,179
   Bear Stearns Cos., Inc. (The)                         1,201          96,020
   Capital One Financial Corp.                           2,836         173,818
   Charles Schwab Corp. (The)                           16,706         197,799
   Citigroup Inc.                                       63,539       3,084,182
   Countrywide Financial Corp.                           2,280         172,938
   Fannie Mae                                           11,931         895,541
   Federated Investors, Inc., Class B                    1,311          38,491
   Franklin Resources, Inc.                              3,127         162,792
   Freddie Mac                                           8,578         500,269
   Goldman Sachs Group, Inc. (The)                       5,809         573,523
   J.P. Morgan Chase & Co.                              25,125         922,841
   Janus Capital Group Inc.                              2,982          48,935
   Lehman Brothers Holdings, Inc.                        3,312         255,753
   MBNA Corp.                                           15,794         392,481
   Merrill Lynch & Co., Inc.                            11,662         683,976
   Morgan Stanley                                       13,303         769,845
   Providian Financial Corp.                             3,590          41,788 *
   SLM Corp.                                             5,532         208,446
   T. Rowe Price Group, Inc.                             1,584          75,097
                                                                 -------------
                                                                    12,185,893
                                                                 -------------
ELECTRIC                                      (2.5%)
   AES Corp. (The)                                       7,655          72,263 *
   Allegheny Energy Inc.                                 1,611          20,556 *
   Ameren Corp.                                          2,049          94,254
   American Electric Power Co., Inc.                     4,858         148,218
   Calpine Corp.                                         5,098          24,521 *
   CenterPoint Energy, Inc.                              3,777          36,599
   Cinergy Corp.                                         2,236          86,779
   CMS Energy Corp.                                      2,031          17,304 *
   Consolidated Edison, Inc.                             2,806         120,686
   Constellation Energy Group, Inc.                      2,107          82,510
   Dominion Resources, Inc.                              3,993         254,873
   DTE Energy Co.                                        2,025          79,785
   Duke Energy Corp.                                    11,189         228,815
   Edison International                                  4,023          88,224 *

   Entergy Corp.                                         2,844         162,478
   Exelon Corp.                                          4,022         266,900
   FirstEnergy Corp.                                     4,018         141,434
   FPL Group, Inc.                                       2,311         151,186
   NiSource, Inc.                                        3,261          71,546
   PG&E Corp.                                            5,159         143,265 *
   Pinnacle West Capital Corp.                           1,097          43,902
   PPL Corp.                                             2,227          97,431
   Progress Energy, Inc.                                 3,029         137,093
   Public Service Enterprise Group, Inc.                 2,926         128,159
   Southern Co. (The)                                    9,072         274,429
   TECO Energy, Inc.                                     2,356          33,950
   TXU Corp.                                             3,983          94,477
   Xcel Energy, Inc.                                     4,903          83,253
                                                                 -------------
                                                                     3,184,890
                                                                 -------------
ELECTRICAL COMPONENTS & EQUIPMENT             (0.1%)
   American Power Conversion Corp.                       2,471          60,416
   Molex, Inc.                                           2,305          80,422
   Power-One Inc.                                          992          10,743 *
                                                                 -------------
                                                                       151,581
                                                                 -------------
ELECTRONICS                                   (0.7%)
   Agilent Technologies, Inc.                            5,877         171,843 *
   Applera Corp. - Applied Biosystems
    Group                                                2,522          52,231
   Jabil Circuit, Inc.                                   2,491          70,495 *
   Johnson Controls, Inc.                                1,077         125,061
   Millipore Corp.                                         586          25,227 *
   Parker-Hannifin Corp.                                 1,424          84,728
   PerkinElmer, Inc.                                     1,522          25,981
   Sanmina-SCI Corp.                                     6,339          79,935 *
   Solectron Corp.                                      10,292          60,826 *
   Symbol Technologies, Inc.                             2,875          48,559
   Tektronix, Inc.                                       1,024          32,358
   Thermo Electron Corp.                                 2,055          51,786 *
   Thomas & Betts Corp.                                    701          16,046 *
   Waters Corp.                                          1,482          49,143 *
                                                                 -------------
                                                                       894,219
                                                                 -------------
ENGINEERING & CONSTRUCTION                    (0.0%)
   Fluor Corp.                                             982          38,926
                                                                 -------------
ENTERTAINMENT                                 (0.1%)
   International Game Technology                         4,252         151,796
                                                                 -------------
ENVIRONMENTAL CONTROL                         (0.2%)
   Allied Waste Industries, Inc.                         3,927          54,507 *
   Waste Management, Inc.                                7,130         211,048
                                                                 -------------
                                                                       265,555
                                                                 -------------
FOOD                                          (1.8%)
   Albertson's, Inc.                                     4,524         102,469
   Archer-Daniels-Midland Co.                            7,973         121,349
   Campbell Soup Co.                                     5,047         135,260
   ConAgra Foods, Inc.                                   6,572         173,435
   General Mills, Inc.                                   4,587         207,791
   H.J. Heinz Co.                                        4,332         157,815
   Hershey Foods Corp.                                   1,576         121,336
   Kellogg Co.                                           5,013         190,895
   Kroger Co. (The)                                      9,157         169,496 *
   McCormick & Co., Inc.                                 1,681          50,598
   Safeway, Inc.                                         5,419         118,730 *
   Sara Lee Corp.                                        9,767         212,042
   SUPERVALU, Inc.                                       1,610          46,030
   SYSCO Corp.                                           7,929         295,196
   Winn-Dixie Stores, Inc.                               1,793          17,840
   Wm. Wrigley Jr. Co.                                   2,813         158,119
                                                                 -------------
                                                                     2,278,401
                                                                 -------------
FOREST PRODUCTS & PAPER                       (0.6%)
   Boise Cascade Corp.                                   1,100          36,146
   Georgia-Pacific Group                                 3,153          96,703
   International Paper Co.                               5,875         253,270
   Louisiana-Pacific Corp.                               1,259          22,511 *

   MeadWestvaco Corp.                                    2,515          74,821
   Plum Creek Timber Co., Inc.                           2,208          67,234
   Temple-Inland, Inc.                                     652          40,861
   Weyerhaeuser Co.                                      2,741         175,424
                                                                 -------------
                                                                       766,970
                                                                 -------------
GAS                                           (0.1%)
   KeySpan Corp.                                         2,007          73,858
   NICOR, Inc.                                             530          18,041
   Peoples Energy Corp.                                    441          18,540
   Sempra Energy                                         2,806          84,348
                                                                 -------------
                                                                       194,787
                                                                 -------------
HAND/MACHINE TOOLS                            (0.3%)
   Black & Decker Corp. (The)                              937          46,213
   Emerson Electric Co.                                  5,171         334,822
   Snap-on, Inc.                                           699          22,536
   Stanley Works (The)                                   1,027          38,892
                                                                 -------------
                                                                       442,463
                                                                 -------------

HEALTH CARE                                   (4.5%)
   Aetna, Inc.                                           1,851         125,091
   Anthem, Inc.                                          1,669         125,175 *
   Bausch & Lomb, Inc.                                     639          33,164
   Baxter International, Inc.                            7,533         229,907
   Becton, Dickinson & Co.                               3,161         130,044
   Biomet, Inc.                                          3,190         116,148
   Boston Scientific Corp.                              10,113         371,754 *
   C.R. Bard, Inc.                                         625          50,781
   Express Scripts, Inc., Class A                        1,003          66,629 *
   Guidant Corp.                                         3,811         229,422
   HCA, Inc.                                             6,120         262,915
   Health Management Associates, Inc.,
    Class A                                              2,985          71,640
   Humana, Inc.                                          1,946          44,466 *
   Johnson & Johnson                                    36,547       1,888,019
   Manor Care, Inc.                                      1,076          37,197
   Medtronic, Inc.                                      14,956         727,011
   Quest Diagnostics Inc.                                1,270          92,850 *
   St. Jude Medical, Inc.                                2,167         132,945 *
   Stryker Corp.                                         2,496         212,185
   Tenet Healthcare Corp.                                5,693          91,373 *
   UnitedHealth Group, Inc.                              7,279         423,492
   WellPoint Health Networks, Inc.                       1,867         181,080 *
   Zimmer Holdings, Inc.                                 2,933         206,483 *
                                                                 -------------
                                                                     5,849,771
                                                                 -------------
HOME BUILDERS                                 (0.1%)
   Centex Corp.                                            746          80,307
   KB HOME                                                 567          41,119
   Pulte Homes, Inc.                                       742          69,466
                                                                 -------------
                                                                       190,892
                                                                 -------------
HOME FURNISHINGS                              (0.1%)
   Leggett & Platt, Inc.                                 2,321          50,203
   Maytag Corp.                                            941          26,207
   Whirlpool Corp.                                         828          60,154
                                                                 -------------
                                                                       136,564
                                                                 -------------
HOUSEHOLD PRODUCTS / WARES                    (0.3%)
   American Greetings Corp., Class A                       791          17,299 *
   Avery Dennison Corp.                                  1,329          74,451
   Clorox Co. (The)                                      2,612         126,838
   Fortune Brands, Inc.                                  1,751         125,179
   Newell Rubbermaid, Inc.                               3,402          77,464
   Tupperware Corp.                                        700          12,138
                                                                 -------------
                                                                       433,369
                                                                 -------------
INSURANCE                                     (3.0%)
   ACE Ltd.                                              3,449         142,858
   AFLAC, Inc.                                           6,290         227,572
   Allstate Corp. (The)                                  8,678         373,327 *
   Ambac Financial Group, Inc.                           1,285          89,166
   Aon Corp.                                             3,863          92,480
   Chubb Corp. (The)                                     2,358         160,580

   CIGNA Corp.                                           1,688          97,060
   Cincinnati Financial Corp.                            1,934          80,996
   Hartford Financial Services Group,
    Inc. (The)                                           3,501         206,664
   Jefferson-Pilot Corp.                                 1,709          86,561
   John Hancock Financial Services, Inc.                 3,583         134,363
   Lincoln National Corp.                                2,238          90,348
   Loews Corp.                                           2,333         115,367
   Marsh & McLennan Cos., Inc.                           6,517         312,099
   MBIA, Inc.                                            1,745         103,356
   MetLife, Inc.                                         9,359         315,118
   MGIC Investment Corp.                                 1,190          67,759
   Principal Financial Group, Inc.                       4,001         132,313
   Progressive Corp. (The)                               2,617         218,755
   Prudential Financial, Inc.                            6,675         278,815
   SAFECO Corp.                                          1,667          64,896
   St. Paul Cos., Inc. (The)                             2,842         112,685
   Torchmark Corp.                                       1,378          62,754
   Travelers Property Casualty Corp.,
    Class B                                             12,428         210,903
   UnumProvident Corp.                                   3,661          57,734
   XL Capital Ltd., Class A                              1,647         127,725
                                                                 -------------
                                                                     3,962,254
                                                                 -------------
IRON / STEEL                                  (0.1%)
   Allegheny Technologies Inc.                             967          12,784
   Nucor Corp.                                             941          52,696
   United States Steel Corp.                             1,240          43,425
                                                                 -------------
                                                                       108,905
                                                                 -------------
LEISURE TIME                                  (0.4%)
   Brunswick Corp.                                       1,086          34,567
   Carnival Corp.                                        7,779         309,060
   Harley-Davidson, Inc.                                 3,745         178,000
   Sabre Holdings Corp.                                  1,727          37,286
                                                                 -------------
                                                                       558,913
                                                                 -------------
LODGING                                       (0.3%)
   Harrah's Entertainment, Inc.                          1,323          65,846
   Hilton Hotels Corp.                                   4,645          79,569
   Marriott International, Inc.,
    Class A                                              2,804         129,545
   Starwood Hotels & Resorts
    Worldwide, Inc.                                      2,522          90,716
                                                                 -------------
                                                                       365,676
                                                                 -------------
MACHINERY                                     (0.7%)
   Caterpillar, Inc.                                     4,253         353,084
   Cummins, Inc.                                           501          24,519
   Deere & Co.                                           2,985         194,174
   Dover Corp.                                           2,540         100,965
   Ingersoll-Rand Co., Class A                           2,162         146,757
   Rockwell Automation, Inc.                             2,329          82,912
                                                                 -------------
                                                                       902,411
                                                                 -------------
MANUFACTURERS                                 (5.1%)
   3M Co.                                                9,631         818,924
   Cooper Industries, Ltd.                               1,112          64,418
   Crane Co.                                               711          21,856
   Danaher Corp.                                         1,843         169,095
   Eastman Kodak Co.                                     3,554          91,231
   Eaton Corp.                                             904          97,614
   General Electric Co.                                123,763       3,834,177
   Honeywell International, Inc.                        10,657         356,264
   Illinois Tool Works, Inc.                             3,808         319,529
   ITT Industries, Inc.                                  1,113          82,596
   Pall Corp.                                            1,493          40,057
   Textron, Inc.                                         1,630          93,008
   Tyco International Ltd.                              24,661         653,517
                                                                 -------------
                                                                     6,642,286
                                                                 -------------
MEDIA                                         (3.8%)
   Clear Channel Communications, Inc.                    7,604         356,095
   Comcast Corp., Class A                               27,706         910,696 *
   Dow Jones & Co., Inc.                                   983          49,003
   Gannett Co., Inc.                                     3,349         298,597
   Knight-Ridder, Inc.                                     971          75,126
   McGraw-Hill Cos., Inc. (The)                          2,401         167,878

   Meredith Corp.                                          599          29,237
   New York Times Co. (The), Class A                     1,804          86,213
   Time Warner Inc.                                     55,746       1,002,871
   Tribune Co.                                           3,878         200,105
   Univision Communications, Inc.,
    Class A                                              3,926         155,823 *
   Viacom, Inc., Class B                                21,542         956,034
   Walt Disney Co. (The)                                25,225         588,499
                                                                 -------------
                                                                     4,876,177
                                                                 -------------
METAL FABRICATE / HARDWARE                    (0.0%)
   Worthington Industries, Inc.                          1,034          18,643
                                                                 -------------
MINING                                        (0.6%)
   Alcoa, Inc.                                          10,689         406,182
   Freeport-McMoRan Copper & Gold,
    Inc., Class B                                        2,227          93,824
   Newmont Mining Corp.                                  5,303         257,779
   Phelps Dodge Corp.                                    1,072          81,568 *
                                                                 -------------
                                                                       839,353
                                                                 -------------
OFFICE / BUSINESS EQUIPMENT                   (0.2%)
   Pitney Bowes, Inc.                                    2,921         118,651
   Xerox Corp.                                           9,718         134,108 *
                                                                 -------------
                                                                       252,759
                                                                 -------------
OIL & GAS PRODUCERS                           (5.1%)
   Amerada Hess Corp.                                    1,082          57,530
   Anadarko Petroleum Corp.                              3,104         158,335
   Apache Corp.                                          1,949         158,064
   Burlington Resources, Inc.                            2,421         134,075
   ChevronTexaco Corp.                                  13,175       1,138,188
   ConocoPhillips                                        8,387         549,936
   Devon Energy Corp.                                    2,893         165,653
   EOG Resources, Inc.                                   1,383          63,853
   Exxon Mobil Corp.                                    81,435       3,338,835
   Kerr-McGee Corp.                                      1,215          56,485
   Kinder Morgan, Inc.                                   1,482          87,586
   Marathon Oil Corp.                                    3,839         127,033
   Nabors Industries, Ltd.                               1,762          73,123 *
   Noble Corp.                                           1,612          57,677 *
   Occidental Petroleum Corp.                            4,706         198,781
   Rowan Cos., Inc.                                      1,128          26,136 *
   Sunoco, Inc.                                            924          47,263
   Transocean Sedco Forex, Inc.                          3,951          94,864
   Unocal Corp.                                          3,209         118,187
                                                                 -------------
                                                                     6,651,604
                                                                 -------------
OIL & GAS SERVICES                            (0.6%)
   Baker Hughes, Inc.                                    4,135         132,982
   BJ Services Co.                                       1,904          68,354 *
   Halliburton Co.                                       5,371         139,646
   Schlumberger Ltd.                                     7,217         394,913
                                                                 -------------
                                                                       735,895
                                                                 -------------
PACKAGING & CONTAINERS                        (0.1%)
   Ball Corp.                                              683          40,686
   Bemis Co., Inc.                                         638          31,900
   Pactiv Corp.                                          1,903          45,482 *
   Sealed Air Corp.                                      1,019          55,169 *
                                                                 -------------
                                                                       173,237
                                                                 -------------
PHARMACEUTICALS                               (7.2%)
   Abbott Laboratories                                  19,219         895,605
   Allergan, Inc.                                        1,573         120,822
   AmerisourceBergen Corp.                               1,348          75,690
   Bristol-Myers Squibb Co.                             23,853         682,196
   Cardinal Health, Inc.                                 5,377         328,857
   Eli Lilly & Co.                                      13,821         972,032
   Forest Laboratories, Inc.                             4,496         277,853 *
   King Pharmaceuticals, Inc.                            3,004          45,841 *
   Medco Health Solutions, Inc.                          3,360         114,206 *
   MedImmune, Inc.                                       3,010          76,454 *
   Merck & Co., Inc.                                    27,465       1,268,884
   Pfizer Inc.                                          94,080       3,323,847
   Schering-Plough Corp.                                18,102         314,794

   Watson Pharmaceuticals, Inc.                          1,296          59,616 *
   Wyeth                                                16,432         697,538
                                                                 -------------
                                                                     9,254,235
                                                                 -------------
PIPELINES                                     (0.1%)
   Dynegy Inc., Class A                                  4,682          20,039 *
   El Paso Corp.                                         7,522          61,605
   Williams Cos., Inc. (The)                             6,435          63,192
                                                                 -------------
                                                                       144,836
                                                                 -------------
REAL ESTATE INVESTMENT TRUSTS                 (0.4%)
   Apartment Investment & Management
    Co., Class A                                         1,132          39,054
   Equity Office Properties Trust                        4,909         140,644
   Equity Residential                                    3,393         100,127
   ProLogis                                              2,257          72,427
   Simon Property Group, Inc.                            2,313         107,184
                                                                 -------------
                                                                       459,436
                                                                 -------------
RETAIL                                        (7.0%)
   AutoNation, Inc.                                      3,417          62,770 *
   AutoZone, Inc.                                        1,079          91,942 *
   Bed Bath & Beyond, Inc.                               3,660         158,661 *
   Best Buy Co., Inc.                                    3,983         208,072
   Big Lots, Inc.                                        1,403          19,937 *
   Circuit City Stores, Inc.                             2,606          26,399
   CVS Corp.                                             4,850         175,182
   Darden Restaurants, Inc.                              1,984          41,743
   Dillards Inc., Class A                                1,013          16,674
   Dollar General Corp.                                  4,118          86,437
   eBay, Inc.                                            7,931         512,263 *
   Family Dollar Stores, Inc.                            2,172          77,931
   Federated Department Stores, Inc.                     2,234         105,288
   Gap, Inc. (The)                                      11,057         256,633
   Home Depot, Inc. (The)                               28,085         996,737
   J.C. Penney Co., Inc. (Holding Co.)                   3,367          88,485
   Kohl's Corp.                                          4,189         188,254 *
   Limited Brands Inc.                                   6,386         115,140
   Lowe's Cos., Inc.                                     9,736         539,277
   May Department Stores Co. (The)                       3,576         103,954
   McDonald's Corp.                                     15,630         388,093
   Nordstrom, Inc.                                       1,734          59,476
   Office Depot, Inc.                                    3,827          63,949 *
   RadioShack Corp.                                      1,997          61,268
   Sears, Roebuck & Co.                                  3,112         141,565
   Staples, Inc.                                         6,100         166,530 *
   Starbucks Corp.                                       4,809         158,986 *
   Target Corp.                                         11,273         432,883
   Tiffany & Co.                                         1,850          83,620
   TJX Cos., Inc. (The)                                  6,155         135,718
   Toys "R" Us, Inc.                                     2,666          33,698*
   Wal-Mart Stores, Inc.                                53,322       2,828,732
   Walgreen Co.                                         12,648         460,134
   Wendy's International, Inc.                           1,370          53,759
   Yum! Brands, Inc.                                     3,631         124,906 *
                                                                 -------------
                                                                     9,065,096
                                                                 -------------
SEMICONDUCTORS                                (4.2%)
   Advanced Micro Devices, Inc.                          4,274          63,683 *
   Altera Corp.                                          4,709         106,894 *
   Analog Devices, Inc.                                  4,503         205,562
   Applied Materials, Inc.                              20,468         459,507 *
   Applied Micro Circuits Corp.                          3,759          22,479 *
   Broadcom Corp., Class A                               3,775         128,690 *
   Intel Corp.                                          80,508       2,592,357
   KLA-Tencor Corp.                                      2,393         140,397 *
   Linear Technology Corp.                               3,870         162,811
   LSI Logic Corp.                                       4,656          41,299 *
   Maxim Integrated Products, Inc.                       4,011         199,748
   Micron Technology, Inc.                               7,539         101,550 *
   National Semiconductor Corp.                          2,312          91,116 *
   Novellus Systems, Inc.                                1,922          80,820 *
   NVIDIA Corp.                                          2,015          46,849 *
   PMC-Sierra, Inc.                                      2,148          43,282 *
   QLogic Corp.                                          1,134          58,514 *

   Teradyne, Inc.                                        2,370          60,317 *
   Texas Instruments, Inc.                              21,347         627,174 *
   Xilinx, Inc.                                          4,204         162,863 *
                                                                 -------------
                                                                     5,395,912
                                                                 -------------
SOFTWARE                                      (5.3%)
   Adobe Systems, Inc.                                   2,908         114,284
   Autodesk, Inc.                                        1,351          33,208
   Automatic Data Processing, Inc.                       7,304         289,311
   BMC Software, Inc.                                    2,749          51,269 *
   Citrix Systems, Inc.                                  1,987          42,144 *
   Computer Associates International,
    Inc.                                                 7,168         195,973
   Compuware Corp.                                       4,696          28,364 *
   Electronic Arts, Inc.                                 3,644         174,110 *
   First Data Corp.                                      9,019         370,591
   Fiserv, Inc.                                          2,431          96,049 *
   IMS Health, Inc.                                      2,986          74,232
   Intuit, Inc.                                          2,473         130,846 *
   Mercury Interactive Corp.                             1,139          55,401 *
   Microsoft Corp.                                     133,238       3,669,375
   Novell, Inc.                                          4,561          47,982 *
   Oracle Corp.                                         64,444         850,661 *
   Parametric Technology Corp.                           3,287          12,951 *
   PeopleSoft, Inc.                                      4,588         104,606 *
   Siebel Systems, Inc.                                  6,143          85,203 *
   Symantec Corp.                                        3,754         130,076 *
   Yahoo!, Inc.                                          8,118         366,690 *
                                                                 -------------
                                                                     6,923,326
                                                                 -------------
TELECOMMUNICATIONS                            (1.7%)
   AT&T Wireless Services, Inc.                         33,479         267,497 *
   Citizens Communications Co.                           3,518          43,694 *
   Corning, Inc.                                        16,425         171,313 *
   Nextel Communications, Inc., Class A                 13,567         380,690 *
   Qwest Communications International,
    Inc.                                                21,826          94,288 *
   Sprint Corp. (PCS Group)                             12,746          71,633 *
   Verizon Communications, Inc.                         33,994       1,192,509
                                                                 -------------
                                                                     2,221,624
                                                                 -------------
TELECOMMUNICATIONS EQUIPMENT                  (1.1%)
   ADC Telecommunications, Inc.                          9,951          29,554 *
   Andrew Corp.                                          1,942          22,352 *
   Avaya, Inc.                                           5,113          66,162 *
   CIENA Corp.                                           5,869          38,970 *
   Comverse Technology, Inc.                             2,367          41,636 *
   JDS Uniphase Corp.                                   17,727          64,704 *
   Lucent Technologies, Inc.                            51,679         146,768 *
   Motorola, Inc.                                       28,721         404,104
   QUALCOMM Inc.                                         9,857         531,588
   Scientific-Atlanta, Inc.                              1,899          51,843
   Tellabs, Inc.                                         5,171          43,592 *
                                                                 -------------
                                                                     1,441,273
                                                                 -------------
TELEPHONE                                     (1.8%)
   ALLTEL Corp.                                          3,853         179,473
   AT&T Corp.                                            9,687         196,646
   BellSouth Corp.                                      22,755         643,967
   CenturyTel, Inc.                                      1,732          56,498
   SBC Communications, Inc.                             40,832       1,064,490
   Sprint Corp. (FON GROUP)                             11,174         183,477
                                                                 -------------
                                                                     2,324,551
                                                                 -------------
TEXTILE                                       (0.1%)
   Cintas Corp.                                          2,154         107,980
                                                                 -------------
TOBACCO                                       (1.1%)
   Altria Group, Inc.                                   25,040       1,362,676
   R.J. Reynolds Tobacco Holdings,  Inc.                 1,017          59,139
   UST, Inc.                                             2,007          71,630
                                                                 -------------
                                                                     1,493,445
                                                                 -------------
TOYS / GAMES / HOBBIES                        (0.1%)
   Hasbro, Inc.                                          2,188          46,561
   Mattel, Inc.                                          5,291         101,957
                                                                 -------------
                                                                       148,518
                                                                 -------------

TRANSPORTATION                                (1.4%)
   Burlington Northern Santa Fe Corp.                    4,589         148,453
   CSX Corp.                                             2,675          96,140
   FedEx Corp.                                           3,695         249,413
   Norfolk Southern Corp.                                4,798         113,473
   Union Pacific Corp.                                   3,165         219,904
   United Parcel Service, Inc., Class B                 13,857       1,033,038
                                                                 -------------
                                                                     1,860,421
                                                                 -------------
TRUCKING & LEASING                            (0.0%)
   Ryder System, Inc.                                      762          26,022
                                                                 -------------
TOTAL COMMON STOCK (Cost: $128,454,294)                            126,681,887
                                                                 -------------

                                                      Face
                                                      Amount
                                                     ---------

SHORT-TERM INVESTMENTS                        (3.8%)
----------------------------------------
   U.S. Treasury Bill
    0.85% (1), 05/20/04                                300,000         298,967
   The Bank of New York Cash Reserve
    0.20%, 01/01/04                                  4,638,820       4,638,820
                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS
 (Cost: $4,937,686)                                                  4,937,787
                                                                 -------------

TOTAL INVESTMENTS (Cost: $133,391,980)      (101.3%)               131,619,674
LIABILITIES IN EXCESS OF OTHER ASSETS        (-1.3%)                (1,677,336)
                                                                 -------------
NET ASSETS                                  (100.0%)             $ 129,942,338
                                                                 =============

     * Represents non-income producing securities.
   (1) Yield to Maturity.

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
Year ended December 31, 2003
--------------------------------------------------------------------------------

ASSETS
Investments at market value (cost:  $133,391,980) (Note 1)       $ 131,619,674
Receivable for fund shares purchased                                   418,849
Due from E*TRADE Asset Management, Inc. (Note 2)                       214,407
Dividend receivable                                                    167,739
Variation margin receivable                                              7,250
Interest receivable                                                         25
                                                                 -------------
   TOTAL ASSETS                                                    132,427,944
                                                                 -------------
LIABILITIES
Payable for securities purchased                                     2,192,282
Payable for fund shares redeemed                                        71,742
Accrued advisory fee (Note 2)                                           12,969
Accrued accounting, custody and transfer agent fees                      3,349
Accrued administration fee (Note 2)                                     28,971
Accrued shareholder servicing fees (Note 2)                             50,062
Accrued other expenses                                                 126,231
                                                                 -------------
   TOTAL LIABILITIES                                                 2,485,606
                                                                 -------------
TOTAL NET ASSETS                                                 $ 129,942,338
                                                                 =============
NET ASSETS CONSIST OF:
Paid-in capital                                                  $ 139,386,765
Undistributed net investment income                                     58,651
Accumulated net realized loss on investments and future
 contracts                                                          (7,811,907)
Net unrealized depreciation of investments and futures
 contracts                                                          (1,691,171)
                                                                 -------------
TOTAL NET ASSETS                                                 $ 129,942,338
                                                                 =============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)           14,702,068
                                                                 =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE   $        8.84
                                                                 =============

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2003
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Dividends allocated from the Master Portfolio (net of
    foreign withholding tax of $645)                             $   1,425,266
   Dividends                                                           329,448
   Interest allocated from the Master Portfolio                         81,486
   Interest                                                                609
   Expenses allocated from the Master Portfolio (Note 2)               (41,517)
                                                                 -------------
      TOTAL INVESTMENT INCOME                                        1,795,292
                                                                 -------------
EXPENSES (NOTE 2):
   Advisory fee                                                         70,327
   Administration fee                                                  109,343
   Shareholder servicing fees                                          250,993
   Legal services                                                       77,213
   Audit and tax services                                               26,811
   Custodian fee                                                        41,923
   Transfer and dividend disbursing agent                              154,275
   Registration fees                                                    36,282
   Trustee fees                                                          2,213
   Printing                                                              5,899
   Other expenses                                                       59,380
                                                                 -------------
      TOTAL EXPENSES BEFORE WAIVER                                     834,659
Waived fees and reimbursed expenses (Note 2)                          (431,667)
                                                                 -------------
   NET EXPENSES                                                        402,992
                                                                 -------------
NET INVESTMENT INCOME                                                1,392,300
                                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FUTURES CONTRACTS
Net realized gain (loss) on:
   Sale of investments                                              (2,009,140)
   Futures contracts                                                   448,319
Net change in unrealized appreciation of:
   Investments                                                      26,195,392
   Futures contracts                                                    81,135
                                                                 -------------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
       FUTURES CONTACTS                                             24,715,706
                                                                 -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $  26,108,006
                                                                 =============

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 For the Year     For the Year
                                                Ended December   Ended December
                                                   31, 2003         31, 2002
                                                --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
Net investment income                           $    1,392,300   $    1,056,044
Net realized loss on sale of investments            (1,560,821)      (7,788,140)
Net change in unrealized appreciation
 (depreciation) of investments and futures
 contracts                                          26,276,527      (14,994,113)
                                                --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          26,108,006      (21,726,209)
                                                --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income            (1,323,364)      (1,057,525)
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                    43,465,038       41,385,920
Value of shares issued in reinvestment of
 dividends and distributions                         1,232,375          985,784
Cost of shares redeemed                            (22,649,398)     (18,322,807)
                                                --------------   --------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS
 IN SHARES OF COMMON STOCK                          22,048,015       24,048,897
                                                --------------   --------------
REDEMPTION FEES                                         20,009           26,644
                                                --------------   --------------
NET INCREASE IN NET ASSETS                          46,852,666        1,291,807
   NET ASSETS:
BEGINNING OF PERIOD                                 83,089,672       81,797,865
                                                --------------   --------------
END OF PERIOD                                   $  129,942,338   $   83,089,672
                                                ==============   ==============
SHARE TRANSACTIONS:
Number of shares sold                                5,568,738        5,140,298
Number of shares reinvested                            157,460          131,689
Number of shares redeemed                           (2,917,107)      (2,356,379)
                                                --------------   --------------
NET INCREASE IN SHARES OUTSTANDING                   2,809,091        2,915,608
                                                ==============   ==============

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                                              Period from
                                                                                                               February 17,
                                                                                                                  1999
                                                                                                              (commencement
                                                                                                                    of
                                  Year                Year                Year                Year             operations)
                                 Ended               Ended               Ended               Ended               through
FOR A SHARE OUTSTANDING       December 31,        December 31,        December 31,        December 31,        December 31,
FOR THE PERIOD                 2003 /(1)/          2002 /(1)/          2001 /(1)/          2000 /(1)/          1999 /(1)/
                              ------------        ------------        ------------        ------------        -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                       $       6.99        $       9.11        $      10.48        $      11.83        $       10.00
                              ------------        ------------        ------------        ------------        -------------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
   Net investment income              0.10/(10)/          0.09                0.09                0.12                 0.09
   Net realized and
    unrealized gain (loss)
    on investments                    1.85               (2.12)              (1.37)              (1.22)                1.84
                              ------------        ------------        ------------        ------------        -------------
   TOTAL FROM INVESTMENT
    OPERATIONS                        1.95               (2.03)              (1.28)              (1.10)                1.93
                              ------------        ------------        ------------        ------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net
    investment income                (0.10)              (0.09)              (0.09)              (0.13)               (0.09)
   Distributions from net
    realized gains                      --                  --               (0.00)/(2)/         (0.12)               (0.01)
                              ------------        ------------        ------------        ------------        -------------
   TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS                     (0.10)              (0.09)              (0.09)              (0.25)               (0.10)
                              ------------        ------------        ------------        ------------        -------------
REDEMPTION FEES ADDED TO
 PAID-IN CAPITAL                      0.00/(2)/           0.00/(2)/           0.00/(2)/           0.00/(2)/            0.00/(2)/
                              ------------        ------------        ------------        ------------        -------------
NET ASSET VALUE, END OF
 PERIOD                       $       8.84        $       6.99        $       9.11        $      10.48        $       11.83
                              ============        ============        ============        ============        =============

   TOTAL RETURN                      28.11%             (22.29)%            (12.20)%             (9.39)%              19.31%/(3)/
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (000's omitted)           $    129,942        $     83,090        $     81,798        $     62,899        $      46,906
   Ratio of expenses to
    average net assets /(6)/          0.40%               0.40%               0.35%               0.32%/(4)/           0.32%/(4)(5)/
   Ratio of net investment
    income to average net
    assets /(7)/                      1.39%               1.24%               1.02%               0.95%                1.14%/(5)/
   Portfolio turnover rate            0.65%/(9)/         11.97%/(8)/          9.21%/(8)/         11.00%/(8)/           7.00%/(3)(8)/

----------
(1) Per share amounts and ratios reflect income and expenses assuming inclusion of the fund's proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.

(2)  Rounds to less than $0.01.

(3) For the period February 17, 1999 (commencement of operations) through December 31, 1999 and is not indicative of a full year's operating results.

(4) The Investment Adviser voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period February 17, 1999 (Commencement of operations). through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.32% for the period from February 17, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.

(5)  Annualized.

(6) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2003, December 31, 2002 and December 31, 2001 were 0.83%, 0.98%, and 0.54%, respectively.

(7) The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2003, December 31, 2002 and December 31, 2001 were 0.96%, 0.66% and 0.83%, respectively.

(8)  Portfolio turnover rate of S&P 500 Index Master Portfolio.

(9)  For the period November 10, 2003 through December 31, 2003.

(10) Calculated based on average shares outstanding.

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

1.   SIGNIFICANT ACCOUNTING POLICIES

E*TRADE S&P 500 Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of December 31, 2003, the Trust consisted of 10 operating series: the E*TRADE Bond Fund, the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE S&P 500 Index Fund.

The Fund's investment objective is to provide investment results that attempt to match the total return of the stocks making up the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(TM) Index")*. The Fund seeks to achieve its objective by investing in stocks and other assets in attempts to match the total return of the stocks making up the S&P 500(TM) Index.

For the period from February 17, 1999 through November 7, 2003, the Fund had invested substantially all of its investable assets in the S&P 500 Index Master Portfolio ("Master Portfolio"). The Master Portfolio has investment objectives, policies and limitations substantially identical to those of the Fund. Effective November 8, 2003, the Fund withdrew its assets from the Master Portfolio and began investing directly in equity securities ("Feeder Fund Withdrawal"). The Fund reclassified $1,867,298 between unrealized appreciation and paid-in capital as a result of the upward adjustment to the cost of the Fund's investments related to such a withdrawal. Therefore, the financial statements and financial highlights of the Fund and Master Portfolio have been presented on a combined basis for all applicable periods up to the date of the Feeder Fund Withdrawal.

* "Standard & Poor's(TM)" ("S&P"), "S&P(TM)," "S&P 500(TM)," "Standard and Poor's 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc.
and have been licensed for use by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund uses the accrual method of accounting for financial reporting purposes.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). Investments in short-term debt securities that mature in 90 days or less are fair valued at amortized cost, which approximates fair market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred as wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2003 and 2002 was as follows:

                               2003           2002
                           ---------------------------
Distributions paid from:
Ordinary income            $  1,323,364   $  1,057,525
Long-term capital gain               --             --
                           ------------   ------------
                           $  1,323,364   $  1,057,525
                           ------------   ------------

At December 31, 2003, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income                                       $     58,651
Unrealized Depreciation                                                1,769,166
Capital Loss                                                           7,733,911

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. The Fund has elected and intends to continue to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. As a RIC, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2003.

As of December 31, 2003, for federal income tax purposes, the Fund had capital loss carryforwards of $1,299,261, $5,513,727 and $920,923 expiring in 2009, 2010 and 2011, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires.

At December 31, 2003, the cost of investments for federal income tax purposes was $133,388,840. Net unrealized depreciation aggregated $1,769,166, of which $4,821,740 represented gross unrealized appreciation on securities and $6,590,906 represented gross unrealized depreciation on securities.

The difference between book basis and tax basis is attributable primarily to the return of capital adjustments from real estate investment trusts.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ETAM, a wholly owned subsidiary of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), which was formerly known as E*TRADE Group, Inc., serves as the investment adviser for the Fund pursuant to an investment advisory agreement ("Advisory Agreement") between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.07% of the Fund's average daily net assets. Prior to the Feeder Fund withdrawal on November 10, 2003, ETAM was paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets for its services as investment adviser to the Fund and Barclays Global Fund Advisors, Inc., the advisor to the Master Portfolio, received a monthly advisory fee from the Master Portfolio (and indirectly from the Fund as a shareholder of the Master Portfolio) at an annual rate equal to 0.05% of the Master Portfolio's average daily net assets. The Fund recorded daily its proportionate share of the Master Portfolio's advisory fees, described above, certain other fees paid by the Master Portfolio, such as accounting, legal, SEC registration fees, in addition to income, expenses and realized and unrealized gains and losses.

In connection with the Feeder Fund Withdrawal, the Fund was restructured as a sub-advised index fund, whereby World Asset Management ("World Asset") commenced serving as the Fund's investment sub-adviser on November 10, 2003. World Asset is a direct subsidiary of Munder Capital Management. For its services, World Asset is paid by ETAM, and not the Fund, a fee calculated at an annual rate equal to 0.03% of the Fund's average daily net assets.

ETAM also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement") with the Trust, on behalf of the Fund. Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing or supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; furnishing office space and certain facilities required for conducting the business of the Fund; monitoring and reviewing the Fund's service providers and the expenditures made by the Fund to such service providers; and reporting to the Board concerning its activities pursuant to the Administration Agreement. The Fund currently pays ETAM an administrative services fee equal to 0.15% of the Fund's average daily net assets. Prior to November 10, 2003, the Fund paid ETAM an administrative services fee equal to 0.10% of the Fund's average daily net assets.

ETAM also acts as shareholder servicing agent to the Fund under a shareholder servicing agreement ("Shareholder Servicing Agreement") with the Trust, on behalf of the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services in connection with the Fund; delivery to the Fund's shareholders of prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a shareholder proxy solicitation; receiving, tabulating and transmitting proxies executed by or on behalf of the Fund's shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the Fund's average daily net assets. From the shareholder servicing fee, ETAM provides compensation to its affiliates, including E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly-owned subsidiary of E*TRADE FINANCIAL, for shareholder services that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund. For the year ended December 31, 2003 ETAM provided $250,993 in compensation to E*TRADE Securities for shareholder services.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses on an annualized basis through at least December 31, 2004. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.40% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of
(i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $1,061,179 was eligible for reimbursement as of December 31, 2003.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides, fund accounting, custodial, and certain fund services for the Fund. Prior to November 10, 2003, Investors Bank & Trust Company served as sub-administrator, fund accounting services agent and custodian for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM for shareholder services that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

3.   PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The investment adviser monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not have any securities lending activity during the year ended December 31, 2003.

4.   FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

----------------------------------------------------------------
Number of   Futures   Expiration         Notional     Unrealized
Contracts     Index         Date   Contract Value   Appreciation
----------------------------------------------------------------
    10      S&P 500     03/19/04   $    2,776,500   $     81,135
----------------------------------------------------------------

The Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a fair value amount of $298,967.

5.   REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's investment adviser monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

6.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $3,584,821 and $797,568, respectively, for the period November 10, 2003 through December 31, 2003.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
E*TRADE Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the E*TRADE S&P 500 Index Fund (the "Fund) (one of the ten operating series comprising the E*TRADE Funds) as of December 31, 2003 and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from February 17, 1999 (commencement of investment operations) through December 31, 1999. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE S&P 500 Index Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from February 17, 1999 (commencement of investment operations) through December 31, 1999 in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
Los Angeles, California
February 19, 2004

                    RESULTS OF SHAREHOLDER VOTING (UNAUDITED)

     A special meeting of shareholders of the Fund was held on October 29/th/ 2003, at which shareholders voted on and approved the proposals presented at the meeting. The proxy with respect to this meeting, dated September 8, 2003, provides a more comprehensive discussion of the proposals. The following were the results of the vote:

                                                                     Shares         Shares        Shares
Proposal                                                              Voted          Voted         Voted          Total
                                                                       For          Against       Abstain
---------------------------------------------------------------------------------------------------------------------------
1. To approve a new investment sub-advisory agreement with
World Asset Management on behalf of the Fund.                     5,998,252.818   366,321.207   421,186.966   6,785,760.991

2. To grant permission to E*TRADE Asset Management, Inc.
("ETAM") and the Trust to enter into and materially change
sub-advisory agreements without obtaining shareholder approval.   5,752,666.964   790,667.101   242,426.926   6,785,760.991

3. To approve a new investment advisory agreement with ETAM on
behalf of the Fund.                                               5,980,779.820   406,256.078   398,725.093   6,785,760.991

4. To approve a proposal to change the Fund's investment
objective from fundamental to non-fundamental.                    5,847,787.267   680,057.329   257,916.395   6,785,760.991

5. To approve a proposal to change the Fund's fundamental investment policies with respect to:

a. Industry Concentration.                                        5,964,974.021   540,629.624   280,157.346   6,785,760.991

b. Diversification.                                               5,896,130.281   620,624.438   269,006.272   6,785,760.991

c. Borrowing Money.                                               5,755,943.106   753,693.055   276,124.830   6,785,760.991

d. Issuing Senior Securities.                                     5,782,311.698   715,078.258   288,371.035   6,785,760.991

e. Lending.                                                       5,765,384.548   739,854.394   280,522.049   6,785,760.991

f. Underwriting.                                                  5,786,716.839   571,511.118   427,533.484   6,785,760.991

g. Investments in Real Estate.                                    5,966,503.500   546,413.552   272,843.939   6,785,760.991

h. Investments in Commodities and Commodity Contracts.            5,922,500.911   590,323.024   272,937.056   6,785,760.991

TRUSTEES AND OFFICERS
The Board has the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below. The Trust currently consists of ten series that have commenced operations and one series that has not commenced operations.

--------------------------------------------------------------------------------------------------------
                                       Non-Interested Trustees
--------------------------------------------------------------------------------------------------------
   Name, Address        Term of Officer/1/ and     Principal Occupation(s)      Other Directorships/3/
  Age and Position      Length of Time Served    During the Past Five Years             Held
  Held with Trust
--------------------------------------------------------------------------------------------------------
Steven Grenadier        Since February 1999     Mr. Grenadier is a Professor  None
4500 Bohannon Drive                             of Finance at the Graduate
Menlo Park, CA 94025                            School of Business at
Age: 39                                         Stanford University, where
Trustee                                         he has been employed as a
                                                professor since 1992.
--------------------------------------------------------------------------------------------------------
Ashley T. Rabun         Since February 1999     Ms. Rabun is the Founder and  Professionally Managed
4500 Bohannon Drive                             Chief Executive Officer of    Portfolios, a multi-series
Menlo Park, CA 94025                            Investor Reach, which is a    trust of US Bancorp
Age: 51                                         consulting firm specializing
Trustee                                         in marketing and
                                                distribution strategies for
                                                financial services companies
                                                formed in October 1996.
--------------------------------------------------------------------------------------------------------
George J. Rebhan        Since December 1999     Mr. Rebhan retired in         Advisors Series Trust
4500 Bohannon Drive,                            December 1993, and prior to
Menlo Park, CA 94025                            that he was President of
Age: 69                                         Hotchkis and Wiley Funds
Trustee                                         (investment company) from
                                                1985 to 1993.
--------------------------------------------------------------------------------------------------------
                                          Interested Trustees
--------------------------------------------------------------------------------------------------------
Shelly J. Meyers/2/     Since February 1999     Ms. Meyers is the Manager,    Meyers Capital
4500 Bohannon Drive                             Chief Executive Officer, and  Management LLC
Menlo Park, CA 94025                            founder of Meyers Capital
Age: 44                                         Management, a registered
Trustee                                         investment adviser formed in
                                                January 1996.
--------------------------------------------------------------------------------------------------------
Mitchell H. Caplan/2/   Since February 2002     Mr. Caplan is Chief           E*TRADE FINANCIAL
4500 Bohannon Drive                             Executive Officer of E*TRADE  Corporation
Menlo Park, CA 94025                            FINANCIAL Corporation,
Age: 46                                         formerly E*TRADE Group, Inc.
Trustee                                         Prior to this position, Mr.
                                                Caplan has served as
                                                President, Chief Operating
                                                Officer, Chief Financial
                                                Products Officer and
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                Managing Director of North
                                                America for E*TRADE
                                                Financial Corporation He
                                                also is Chairman of the
                                                Board and Chief Executive
                                                Officer of E*TRADE Financial
                                                Corporation and E*TRADE Bank
                                                and a President and Director
                                                of ETAM and E*TRADE Global
                                                Asset Management, Inc. He
                                                previously served as Vice
                                                Chairman of the Board of
                                                Directors, President and
                                                Chief Executive Officer of
                                                Telebanc Financial
                                                Corporation and Telebank
                                                (renamed E*TRADE Bank) from
                                                1993-2000.
--------------------------------------------------------------------------------------------------------
                                                 Officers
--------------------------------------------------------------------------------------------------------
Liat Rorer              Since May 2001          Ms. Rorer is Vice President   N/A
4500 Bohannon Drive                             of E*TRADE Asset Management,
Menlo Park, CA 94025                            Inc. She is also a Business
Age: 43                                         Leader of E*TRADE Securities
President                                       LLC. Prior to that Ms. Rorer
                                                worked as a senior
                                                consultant for the Spectrem
                                                Group, (financial services
                                                consulting firm) beginning
                                                in 1998. From 1996 to 1998,
                                                she was a Vice President for
                                                Charles Schwab's Retirement
                                                Plan Services.
--------------------------------------------------------------------------------------------------------
Elizabeth Gottfried     Since November 2000     Ms. Gottfried is Vice         N/A
4500 Bohannon Drive                             President of E*TRADE Asset
Menlo Park, CA 94025                            Management. She is also a
Age: 43                                         Business Manager of E*TRADE
Vice President and                              Global Asset Management,
Treasurer                                       Inc. Ms. Gottfried joined
                                                E*TRADE in September 2000.
                                                Prior to that, she worked at
                                                Wells Fargo Bank from 1984
                                                to 2000 and managed various
                                                areas of Wells Fargo's
                                                mutual fund group.

--------------------------------------------------------------------------------------------------------
Russell S. Elmer        Since September 2003    Mr. Elmer is General Counsel  N/A
4500 Bohannon Drive                             and Corporate Secretary of
                                                E*TRADE
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Menlo Park, CA 94025                            FINANCIAL Corporation, a
Age: 39                                         publicly company on the New
Secretary                                       York Stock Exchange under
                                                the symbol "ET." Mr. Elmer
                                                also serves as Secretary to
                                                E*TRADE Asset Management,
                                                Inc., E*TRADE Global Asset
                                                Management, Inc., and
                                                E*TRADE Advisory Services,
                                                Inc. From September 1990 to
                                                June 2000, he was a partner
                                                at Gray, Cary, Ware &
                                                Friedenrich where he
                                                represented clients in
                                                litigation and employment
                                                related matters
--------------------------------------------------------------------------------------------------------

(1) Each Trustee is elected to serve in accordance with the Trust Instrument and By-laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.

(2)  Ms. Meyers may be considered an "interested" person (as defined by the 1940
     Act) of the Trust because she was an officer of an investment company whose shares were offered through the mutual fund "supermarket" sponsored by E*TRADE FINANCIAL Corporation, formerly E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each Fund. Mr. Caplan may be considered an "interested" person of the Trust because he is an officer of E*TRADE FINANCIAL Corporation.

(3) Directorships include public companies and any company registered as an investment company.

The Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our Website online (www.etrade.com) or by calling our toll-free number at (800) 786-2575.

                      The E*TRADE International Index Fund
                       Management Discussion and Analysis

The E*TRADE International Index Fund (" the Fund") seeks to match as closely as possible, before fees and expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index ("MSCI Index"). As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the MSCI Index. The unmanaged MSCI Index is made up of a wide range of foreign securities in trading in developed foreign markets, such as Europe, Australia, New Zealand, Singapore and countries in the Far East.

During the annual period ended December 31, 2003, the Fund posted a return of 38.01%, compared to the 39.16% return for the MSCI Index.

International markets had a strong year in 2003, with most of the widely followed international benchmarks outperforming the 28.69% return for the S&P(R) 500 Index. All of the countries represented in the MSCI Index earned double-digit returns for the year. The top-performing countries included Greece, Sweden, Germany and Spain. The lowest returns came from Finland, the Netherlands and the United Kingdom. Taking into account both country weightings and returns, the largest contributions to the performance of the MSCI Index for 2003 came from the United Kingdom, Japan, Germany, and France.

All of the economic sectors of the MSCI Index posted a positive and double-digit return for 2003. The strongest sectors of the MSCI Index for the year were information technology, materials, financials, and industrials. The weakest sector was consumer staples, which was the only sector to earn less than a 20% return.

The Fund continued to meet its investment objective of closely tracking the total return of the MSCI Index. A stratified sampling technique is used to help align the holdings of the Fund with those of the MSCI Index. Cash flows are invested promptly to minimize their impact on total return. The difference between the returns of the Fund and its benchmark, the MSCI Index, are due in part to the fact that expenses are deducted from the Fund before its return is calculated. Since the MSCI Index is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. You should remember that there are special risks inherent with an investment in this Fund, and that past performance is no guarantee of future results and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance shown for the Fund includes reinvestment of dividends and capital gains.

World Asset Management assumed day-to-day management of this Fund on November 10, 2003 as the Fund's sub-adviser.

The following graph shows the hypothetical return of $10,000 invested in the MSCI EAFE Free Index and the hypothetical return of $10,000 invested in the E*TRADE International Index Fund at the end of each month for which the Fund was operational. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

                                     E*TRADE International
MSCI Free Index                            Index Fund

Start           $  10,000.00      START           $  10,000.00
10/31/1999      $  10,374.00      10/31/1999      $  10,340.00
11/30/1999      $  10,733.98      11/30/1999      $  10,699.83
12/31/1999      $  11,697.89      12/31/1999      $  11,673.52
1/31/2000       $  10,955.07      1/31/2000       $  10,843.53
2/29/2000       $  11,249.76      2/29/2000       $  11,123.29
3/31/2000       $  11,686.26      3/31/2000       $  11,552.65
4/30/2000       $  11,071.56      4/30/2000       $  10,931.12
5/31/2000       $  10,801.41      5/31/2000       $  10,760.59
6/30/2000       $  11,223.75      6/30/2000       $  11,092.02
7/31/2000       $  10,753.47      7/31/2000       $  10,638.36
8/31/2000       $  10,847.03      8/31/2000       $  10,728.78
9/30/2000       $  10,318.78      9/30/2000       $  10,218.09
10/31/2000      $  10,075.25      10/31/2000      $   9,986.14
11/30/2000      $   9,697.43      11/30/2000      $   9,592.69
12/31/2000      $  10,041.69      12/31/2000      $   9,932.27
1/31/2001       $  10,036.67      1/31/2001       $   9,932.27
2/29/01         $   9,283.92      2/29/01         $   9,164.37
3/31/2001       $   8,664.68      3/31/2001       $   8,557.61
4/30/2001       $   9,266.88      4/30/2001       $   9,155.83
5/31/2001       $   8,939.76      5/31/2001       $   8,831.37
6/30/2001       $   8,574.12      6/30/2001       $   8,453.53
7/31/2001       $   8,418.07      7/31/2001       $   8,300.94
8/31/2001       $   8,205.09      8/31/2001       $   8,087.32
9/30/2001       $   7,373.92      9/30/2001       $   7,281.81
10/31/2001      $   7,562.69      10/31/2001      $   7,466.16
11/30/2001      $   7,841.75      11/30/2001      $   7,732.44
12/31/2001      $   7,888.02      12/31/2001      $   7,777.27
1/31/2002       $   7,469.17      1/31/2002       $   7,357.16
2/28/2002       $   7,521.45      2/28/2002       $   7,398.14
3/31/2002       $   7,928.36      3/31/2002       $   7,834.63
4/30/2002       $   7,980.69      4/30/2002       $   7,844.82
5/31/2002       $   8,082.04      5/31/2002       $   7,947.59
6/30/2002       $   7,760.38      6/30/2002       $   7,628.09
7/31/2002       $   6,994.43      7/31/2002       $   6,864.52
8/31/2002       $   6,978.34      8/31/2002       $   6,833.63
9/30/2002       $   6,228.87      9/30/2002       $   6,093.55
10/31/2002      $   6,563.36      10/31/2002      $   6,414.07
11/30/2002      $   6,861.33      11/30/2002      $   6,703.34
12/31/2002      $   6,630.79      12/31/2002      $   6,473.42

1/31/2003       $   6,169.73      1/31/2003       $   6,202.18
2/28/2003       $   6,028.45      2/28/2003       $   6,056.43
3/31/2003       $   5,914.51      3/31/2003       $   5,936.51
4/30/2003       $   6,501.23      4/30/2003       $   6,523.04
5/31/2003       $   6,901.05      5/31/2003       $   6,910.51
6/30/2003       $   7,071.51      6/30/2003       $   7,081.20
7/31/2003       $   7,244.06      7/31/2003       $   7,250.44
8/31/2003       $   7,420.09      8/31/2003       $   7,419.38
9/30/2003       $   7,650.11      9/30/2003       $   7,644.18
10/31/2003      $   8,127.48      10/31/2003      $   8,121.18
11/30/2003      $   8,309.53      11/30/2003      $   8,290.91
12/31/2003      $   8,959.34      12/31/2003      $   8,933.46

[PERFORMANCE CHART APPEARS HERE]

                                                    Average Annual                 Cummulative Return
                                         -----------------------------------  -----------------------------
                                                          Since    10/29/99-              Since   10/29/99-
                                          1 Year  3 Year Inception 12/31/03   3 Year   Inception   12/31/03
E*TRADE International Index Fund         38.01      -3.47  -2.65     -3.45     -10.05     -10.66    -13.61
MSCI EAFE Free Index                     39.16      -2.57      -     -2.52      -7.51          -    -10.09
------------------------------------------------------------------------------------------------------------
The E*TRADE International Index Fund began operations on October 22, 1999. Index comparisons began October
29, 1999.
------------------------------------------------------------------------------------------------------------

Hypothetical illustration of $10,000 invested at inception (commencement of operations was October 22, 1999), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2003. This graph reflects the Fund's operating expenses, but the Index does not have expenses, which would have lowered its performance.

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

E*TRADE INTERNATIONAL INDEX FUND
Schedule of Investments
December 31, 2003
                                                      NUMBER
COMMON STOCK (89.2% OF NET ASSETS)                   OF SHARES       VALUE
----------------------------------------             ---------   -------------
AUSTRALIA                                     (4.3%)
   Alumina Ltd.                                          1,581   $       7,826
   Amcor Ltd.                                            1,133           7,051
   AMP Ltd.                                              1,909           7,206
   Australia & New Zealand Banking
    Group Ltd.                                           2,406          32,050
   Australian Gas Light Co. Ltd.                           681           5,762
   Australian Stock Exchange Ltd.                           86           1,107
   BHP Billiton Ltd.                                     5,114          46,970
   BlueScope Steel Ltd.                                  1,280           5,401
   Boral Ltd.                                            1,006           3,850
   Brambles Industries Ltd.                              1,409           5,605
   Centro Properties Group                                 697           2,090
   CFS Gandel Retail Trust                               3,174           3,205
   Coca-Coca Amatil Ltd.                                   786           3,689
   Cochlear Ltd.                                           116           1,876
   Coles Myer Ltd.                                       1,517           8,641
   Commonwealth Bank of Australia                        1,705          37,832
   Commonwealth Property Office Fund                     3,353           2,905
   Computershare Ltd.                                      427           1,065
   CSL Ltd.                                                281           3,779
   CSR Ltd.                                              1,958           2,729
   Foster's Group Ltd.                                   2,821           9,565
   General Property Trust                                2,732           6,155
   Harvey Norman Holdings Ltd.                             394             885
   Insurance Australia Group Ltd.                        2,343           7,503
   Investa Property Group                                1,042           1,539
   James Hardie Industries NV                              655           3,395
   John Fairfax Holdings Ltd.                            1,563           4,145
   Leighton Holdings Ltd.                                   93             828
   Lend Lease Corp. Ltd.                                   588           4,452
   Lion Nathan Ltd.                                        210             956
   Macquarie Bank Ltd.                                     296           7,931
   Macquarie Goodman Industrial Trust                    1,911           2,433
   Macquarie Infrastructure Group                        2,649           6,786
   Mayne Group Ltd.                                      1,488           3,655
   Mirvac Group                                          1,329           4,326
   National Australia Bank Ltd.                          2,067          46,644
   Newcrest Mining Ltd.                                    486           4,742
   News Corp. Ltd. (The)                                 1,960          17,706
   OneSteel Ltd.                                           453             689
   Orica Ltd.                                              460           4,838
   Origin Energy Ltd.                                    1,159           4,148
   PaperlinX Ltd.                                          420           1,576
   Patrick Corp. Ltd.                                      316           3,483
   Publishing & Broadcasting Ltd.                           80             755
   QBE Insurance Group Ltd.                                852           6,805
   Rinker Group Ltd.                                     1,367           6,746
   Rio Tinto Ltd.                                          438          12,276
   Santos Ltd.                                           1,138           5,891
   Sonic Healthcare Ltd.                                   180             949
   Southcorp Ltd.                                        1,036           2,108
   Stockland                                             1,885           7,414
   Suncorp-Metway Ltd.                                     772           7,207
   TABCORP Holdings Ltd.                                   656           5,551
   Telestra Corp. Ltd.                                   3,092          11,228
   Toll Holdings Ltd.                                      152             945
   Transurban Group                                        719           2,416
   Wesfarmers Ltd.                                         507          10,119
   Westfield Holdings Ltd.                                 602           6,336
   Westfield Trust                                       2,799           7,508
   Westpac Banking Corp. Ltd.                            2,392          28,818
   WMC Resources Ltd.                                    1,624           6,889 *
   Woodside Petroleum Ltd.                                 707           7,884
   Woolworths Ltd.                                       1,368          12,162
                                                                 -------------
                                                                       489,026
                                                                 -------------

AUSTRIA                                       (0.2%)
   Bank Austria Creditanstalt AG                            69           3,525 *
   Erste Bank der Oesterreichischen
    Sparkassen AG                                           40           4,943
   IMMOFINANZ Immobilien Anlagen AG                        458           3,640 *
   OMV AG                                                   23           3,426
   RHI AG                                                   57           1,086 *
   Telekom Austria AG                                      260           3,214 *
   Voestalpine AG                                           22             896
                                                                 -------------
                                                                        20,730
                                                                 -------------
BELGIUM                                       (0.9%)
   AGFA-Gevaert NV                                         160           4,561
   Colruyt SA                                               37           3,566
   Delhaize Group                                          110           5,658
   Dexia                                                   886          15,266
   Electrabel SA                                            44          13,830
   Fortis                                                1,459          29,335
   Groupe Bruxelles Lambert SA                              97           5,465
   Interbrew SA                                            210           5,605
   KBC Bancassurance Holding                               123           5,744
   Mobistar SA                                              42           2,357 *
   Omega Pharma SA                                          29             922
   Solvay SA                                                91           7,891
   UCB SA                                                  138           5,203
   Umicore                                                  11             772
                                                                 -------------
                                                                       106,175
                                                                 -------------
DENMARK                                       (0.6%)
   AP Moller - Maersk A/S                                    1           7,216
   Bang & Olufsen, Class B                                  28           1,172
   Carlsberg A/S                                            19             875
   Coloplast A/S                                            24           2,053
   Danisco A/S                                              96           4,269
   Danske Bank A/S                                         679          15,931
   DSV, de Sammensluttede Vagnmaend                         24           1,061
   GN Store Nord                                           384           2,491
   Group 4 Falck A/S                                       123           2,521
   H. Lundbeck A/S                                         102           1,693
   ISS A/S                                                  71           3,500
   Novo-Nordisk A/S, Class B                               337          13,730
   Novozymes A/S, Class A                                  101           3,687
   TDC A/S                                                 181           6,531
   Topdanmark A/S                                           52           2,784 *
   Vestas Wind Systems A/S                                 163           2,651
   William Demant Holding                                   28             946 *
                                                                 -------------
                                                                        73,111
                                                                 -------------
FINLAND                                       (1.5%)
   Amer Group Ltd.                                          18             780
   Elisa Oyj, Class A                                      135           1,805 *
   Fortum Oyj                                              524           5,407
   Kone Oyj                                                 72           4,132
   Metso Oyj                                               213           2,601
   Nokia Oyj                                             6,662         115,206
   Outokumpu Oyj                                           212           2,880
   Sampo Oyj, Class A                                      456           4,716
   Stora Enso Oyj, Class R                                 881          11,868
   Tietoenator Oyj                                         141           3,859
   UPM-Kymmene Oyj                                         693          13,217
   Uponor Oyj                                              121           3,816
   Wartsila Corp., Class B                                  39             748
                                                                 -------------
                                                                       171,035
                                                                 -------------
FRANCE                                        (8.7%)
   Accor SA                                                263          11,909
   Alcatel SA, Class A                                   1,681          21,649 *
   Atos Origin SA                                           28           1,791 *

   Autoroutes du Sud de la France                          109           3,657
   Aventis SA                                              941          62,195
   Axa                                                   1,968          42,125
   BNP Paribas SA                                        1,117          70,334
   Bouygues SA                                             272           9,510
   Cap Gemini SA                                           149           6,617 *
   Carrefour SA                                            791          43,421
   Casino Guichard-Perrachon SA                             50           4,863
   CNP Assurances                                           44           2,291
   Compagnie de Saint-Gobain SA                            420          20,560
   Compagnie Generale des Etablissements
    Michelin, Class B                                      183           8,398
   Credit Agricole SA                                      482          11,509
   Dassault Systemes SA                                     58           2,645
   Essilor International SA                                152           7,861
   European Aeronautic Defence &
    Space Co.                                              377           8,964
   France Telecom SA                                     1,506          43,045 *
   Gecina SA                                                33           4,853 *
   Groupe Air France                                        96           1,471
   Groupe Danone                                           170          27,747
   Hermes International                                     14           2,709
   Imerys SA                                                13           2,737
   Klepierre                                                25           1,504
   L'Air Liquide SA                                        134          23,663
   L'Oreal SA                                              459          37,632
   Lafarge SA                                              225          20,037
   Lagardere S.C.A.                                        169           9,757
   LVMH (Moet Hennessy Louis Vuitton) SA                   293          21,325
   Pechiney, Class A                                       107           6,546
   Pernod-Ricard                                            73           8,117
   Pinault-Printemps-Redoute SA                             89           8,605
   PSA Peugeot Citroen                                     242          12,332
   Publicis Groupe                                         148           4,798
   Renault SA                                              236          16,283
   Sagem SA                                                 39           4,125
   Sanofi-Synthelabo SA                                    500          37,651
   Schneider Electric SA                                   275          18,003
   Societe BIC SA                                           77           3,559
   Societe Generale                                        444          39,203
   Societe Television Francaise 1                          164           5,726
   Sodexho Alliance SA                                     130           3,921
   STMicroelectronics NV                                   792          21,478
   Suez SA                                               1,079          21,681
   Technip SA                                               31           3,355
   Thales SA                                               105           3,530
   Thomas SA                                               243           5,171
   TotalFinaElf SA                                         904         168,074
   Unibail                                                  63           5,908
   Valeo SA                                                110           4,405
   Veolia Environment                                      328           8,813
   Vinci SA                                                 92           7,618
   Vivendi Universal SA                                  1,238          30,091 *
   Wanadoo                                                 482           3,952 *
   Zodiac SA                                                31             910
                                                                 -------------
                                                                       990,634
                                                                 -------------
GERMANY                                       (6.1%)
   Adidas-Salomon AG                                        61           6,971
   Allianz AG                                              381          48,106
   Altana AG                                                98           5,919
   BASF AG                                                 742          41,882
   Bayer AG                                                884          26,092
   Bayerische Hypo-und Vereinsbank AG                      450          10,500
   Beiersdorf AG                                            38           4,657
   Celesio AG                                               49           2,380
   Comerzbank AG                                           592          11,552
   Continental AG                                          189           7,195
   DaimlerChrysler AG                                    1,178          55,126
   Deutsche Bank AG                                        721          59,932
   Deutsche Boerse AG                                      151           8,285

   Deutsche Lufthansa AG                                   283           4,730
   Deutsche Post AG                                        545          11,219
   Deutsche Telekom AG                                   2,926          55,663 *
   E.ON A                                                  813          53,253
   Epcos AG                                                 51           1,157 *
   Fresenius Medical Care AG                                48           3,421
   HeidelbergCement AG                                      67           2,873 *
   Henkel KGaA                                              81           6,335
   Hypo Real Estate Holding                                112           2,776 *
   Infineon Technologies AG                                579           8,099 *
   KarstadtQuelle AG                                        70           1,739
   Linde AG                                                119           6,409
   MAN AG                                                  154           4,672
   Merck KGaA                                              100           4,150
   Metro AG                                                192           8,476
   MLP AG                                                  114           2,243
   Muenchener Rueckversicherungs-
    Gesellschaft AG                                        208          25,402
   Prosieben SAT.1 Media AG                                129           2,091
   Puma AG Rudolf Dassler Sport                             25           4,415
   RWE AG                                                  498          19,850
   SAP AG                                                  281          47,194
   Schering AG                                             229          11,600
   Siemens AG                                            1,107          89,085
   Suedzucker AG                                            64           1,213
   ThyssenKrupp AG                                         445           8,796
   TUI AG                                                  207           4,316
   Volkswagen AG                                           308          17,230
   Wella AG                                                 23           2,013
                                                                 -------------
                                                                       697,017
                                                                 -------------
HONG KONG                                     (1.4%)
   Bank of East Asia Ltd.                                2,000           6,144
   BOC Hong Kong Holdings Ltd.                           3,500           6,582
   Cathay Pacific Airways Ltd.                           2,000           3,800
   Cheung Kong Holdings Ltd.                             2,000          15,908
   CLP Holdings Ltd.                                     2,500          11,915
   Esprit Holdings Ltd.                                  1,000           3,330
   Giordano International Ltd.                           2,000             927
   Hang Lung Properties Ltd.                             1,000           1,282
   Hang Seng Bank Ltd.                                   1,000          13,138
   Henderson Land Development Co. Ltd.                   1,000           4,418
   Hong Kong & China Gas Co. Ltd.                        5,000           7,632
   Hong Kong Electric Holdings Ltd.                      2,000           7,909
   Hong Kong Exchanges & Clearing Ltd.                   2,000           4,341
   Hutchison Whampoa Ltd.                                3,000          22,122
   Johnson Electric Holdings Ltd.                        2,500           3,188
   Li & Fung Ltd.                                        2,000           3,426
   MTR Corp.                                             2,500           3,301
   New World Development Ltd.                            4,000           3,220
   PCCW Ltd.                                             5,000           3,252 *
   Shangri-La Asia Ltd.                                  2,000           1,881
   Sun Hung Kai Properties Ltd.                          2,000          16,552
   Swire Pacific Ltd., Class A                           1,500           9,255
   Television Broadcasts Ltd.                            1,000           5,049
   Wharf Holdings Ltd.                                   2,000           5,539
   Yue Yuen Industrial Holdings                            500           1,375
                                                                 -------------
                                                                       165,486
                                                                 -------------
IRELAND                                       (0.6%)
   Allied Irish Banks PLC                                1,180          18,903
   Bank of Ireland                                       1,374          18,752
   CRH PLC                                                 704          14,457
   DCC PLC                                                 134           1,829
   Elan Corp. PLC                                          505           3,478 *
   Fyffes PLC                                              452             941
   Grafton Group PLC                                       127             876
   Independent News & Media PLC                            414             982
   Irish Life & Permanent PLC                              365           5,893
   Kerry Group PLC, Class A                                242           4,548
                                                                 -------------
                                                                        70,659
                                                                 -------------

ITALY                                         (3.2%)
   Alleanza Assicurazioni SpA                              598           6,547
   Arnoldo Mondadori Editore SpA                           245           2,197
   Assicurazioni Generali SpA                            1,336          35,389
   Autogrill SpA                                           201           2,875 *
   Banca Fideuram SpA                                      448           2,662
   Banca Intes SpA - RNC                                 1,057           3,026
   Banca Intesa SpA                                      4,806          18,793
   Banca Monte dei Paschi di Siena SpA                   1,382           4,367
   Banca Nazionale del Lavoro SpA                        2,352           5,622 *
   Banca Popolare di Milano SCRL                           657           4,301
   Banche Popolari Unite SCRL                              448           8,115 *
   Banco Popolare di Verona e Novara
    SCRL                                                   513           8,684
   Capitalia SpA                                         1,625           4,755
   Enel SpA                                              2,857          19,424
   Eni SpA                                               3,539          66,780
   Fiat SpA                                                633           4,854
   Finmeccanica SpA                                      8,076           6,326
   Gruppo Editoriale L'Espresso SpA                        309           1,925
   Italcementi SpA                                          57             711
   Luxottica Group SpA                                     217           3,750
   Mediaset SpA                                            790           9,387
   Mediobanca SpA                                          631           6,845
   Mediolanum SpA                                          271           2,136
   Parmalat Finanziaria SpA                                634              88
   Pirelli & Co. SpA                                     2,887           2,939
   Riunione Adriatica di Sicurta SpA                       403           6,862
   Seat Pagine Gialle SpA                                4,748           4,522 *
   Snam Rete Gas SpA                                     1,193           5,056
   Telecom Italia Media SpA                              3,359           1,669 *
   Telecom Italia Mobile SpA                             5,258          28,585
   Telecom Italia SpA                                   12,782          37,888
   Telecom Italia SpA - RNC                              8,055          16,409 *
   Tiscali SpA                                             287           2,006 *
   UniCredito Italiano SpA                               5,164          27,878
                                                                 -------------
                                                                       363,373
                                                                 -------------
JAPAN                                        (17.9%)
   Acom Co. Ltd.                                           100           4,535
   Advantest Corp.                                         100           7,931
   Aeon Co. Ltd.                                           300          10,049
   Aiful Corp.                                              50           3,658
   Ajinomoto Co., Inc.                                   1,000          11,505
   Aoyama Trading Co. Ltd.                                 100           1,978
   Asahi Breweries Ltd.                                    500           4,558
   Asahi Glass Co. Ltd.                                  1,000           8,211
   Asahi Kasei Corp.                                     2,000          10,861
   Bandai Co. Ltd.                                         100           2,519
   Bank of Fukoaka Ltd.                                  1,000           4,199
   Bank of Yokohama Ltd. (The)                           1,000           4,647
   Benesse Corp.                                           100           2,440
   Bridgestone Corp.                                     1,000          13,446
   Canon Inc.                                            1,000          46,562
   Central Japan Railway Co.                                 1           8,640
   Chiba Bank Ltd. (The)                                 1,000           4,096
   Chubu Electric Power Co. Inc.                           800          16,684
   Chugai Pharmaceutical Co. Ltd.                          400           5,752
   Credit Saison Co. Ltd.                                  200           4,516
   CSK Corp.                                               100           3,611
   Dai Nippon Printing Co. Ltd.                          1,000          14,043
   Daido Life Insurance                                      2           5,953
   Daiichi Pharmaceutical Co. Ltd.                         400           7,207
   Dainippon Ink & Chemicals Inc.                        1,000           1,904 *
   Daito Trust Construction Co. Ltd.                       100           2,967
   Daiwa House Industry Co. Ltd.                         1,000          10,637
   Daiwa Securities Group, Inc.                          2,000          13,605
   Denki Kagaku Kogyo Kabushiki Kaisha                   1,000           3,219

   Denso Corp.                                             600          11,813
   East Japan Railway Co.                                    5          23,561
   Eisai Co. Ltd.                                          300           8,090
   FamilyMart Co. Ltd.                                     100           2,277
   Fanuc Ltd.                                              200          11,981
   Fast Retailing Co. Ltd.                                 100           6,074
   Fuji Electric Holdings Co. Ltd.                       1,000           2,193
   Fuji Photo Film Co. Ltd.                              1,000          32,285
   Fujisawa Pharmaceutical Co. Ltd.                        400           8,529
   Fujitsu Ltd.                                          2,000          11,794
   Furukawa Electric Co. Ltd. (The)                      1,000           3,322
   Gunma Bank Ltd. (The)                                 1,000           4,470
   Hitachi Chemical Co. Ltd.                               100           1,680
   Hitachi Ltd.                                          4,000          24,111
   Hokugin Financial Group Inc.                          1,000           1,353
   Honda Motor Co. Ltd.                                  1,100          48,857
   Hoya Corp.                                              200          18,363
   Isetan Co. Ltd.                                         300           3,303
   Ishikawajima-Harima Heavy Industries
    Co. Ltd.                                             2,000           2,855
   Itochu Corp.                                          2,000           6,606
   Itochu Techno-Science Corp.                             100           3,116
   Japan Airlines System Corp.                           1,000           2,641 *
   Japan Tobacco, Inc.                                       1           7,325
   JFE Holdings, Inc.                                      600          16,376
   Joyo Bank Ltd. (The)                                  1,000           3,266
   Kajima Corp.                                          1,000           3,247
   Kansai Electric Power Co., Inc. (The)                   900          15,771
   Kao Corp.                                             1,000          20,342
   Kawasaki Heavy Industries Ltd.                        2,000           2,463
   Kawasaki Kisen Kaisha Ltd.                            1,000           4,973
   Keihin Electric Express Railway Co.
    Ltd.                                                 1,000           5,869
   Keio Electric Railway Co. Ltd.                        1,000           5,197
   Kintetsu Corp.                                        2,000           6,009
   Kirin Brewery Co. Ltd.                                1,000           8,529
   Komatsu Ltd.                                          1,000           6,345
   Konami Corp.                                            100           2,911
   Konica Minolta Holdings Inc.                            500           6,723
   Kubota Corp.                                          1,000           4,124
   Kuraray Co. Ltd.                                      1,000           8,435
   Kurita Water Industries Ltd.                            200           2,413
   Kyocera Corp.                                           200          13,325
   Kyushu Electric Power Co. Inc.                          500           8,598
   Lawson Inc.                                             100           3,415
   Marubeni Corp.                                        2,000           3,826 *
   Marui Co. Ltd.                                          500           6,298
   Matsushita Electric Industrial Co.
    Ltd.                                                 3,000          41,485
   Matsushita Electric Works Ltd.                        1,000           8,986
   Meiji Seika Kaisha Ltd.                               1,000           4,031
   Meitec Corp.                                            100           3,844
   Millea Holdings, Inc.                                     2          26,127 *
   Minebea Co. Ltd.                                      1,000           5,076
   Mitsubishi Chemical Corp.                             2,000           5,207 *
   Mitsubishi Corp.                                      1,000          10,600
   Mitsubishi Electric Corp.                             2,000           8,305
   Mitsubishi Estate Co. Ltd.                            1,000           9,480
   Mitsubishi Heavy Industries Ltd.                      4,000          11,123
   Mitsubishi Materials Corp.                            2,000           3,079 *
   Mitsubishi Rayon Co. Ltd.                             1,000           3,751
   Mitsubishi Tokyo Financial Group,
    Inc.                                                     6          46,804
   Mitsui & Co. Ltd.                                     2,000          16,105
   Mitsui Chemicals, Inc.                                1,000           5,832
   Mitsui Engineering & Shipbuilding Co.
    Ltd.                                                 1,000           1.652 *
   Mitsui Fudosan Co. Ltd.                               1,000           9,032
   Mitsui Mining & Smelting Co. Ltd.                     1,000           4,152
   Mitsui O.S.K. Lines Ltd.                              1,000           4,880
   Mitsui Sumitomo Insurance Co. Ltd.                    2,000          16,423
   Mitsui Trust Holdings Inc.                            1,000           5,589
   Mitsukoshi Ltd.                                       1,000           4,068 *
   Mizuho Financial Group Inc.                               8          24,261

   Murata Manufacturing Co. Ltd.                           300          16,208
   NEC Corp.                                             2,000          14,724
   Nikko Cordial Corp.                                   2,000          11,141
   Nintendo Co. Ltd.                                       100           9,331
   Nippon Express Co. Ltd.                               1,000           4,721
   Nippon Mining Holdings Inc.                           1,000           3,490 *
   Nippon Oil Corp.                                      2,000          10,189
   Nippon Sheet Glass Co. Ltd.                           1,000           2,921
   Nippon Steel Corp.                                    7,000          15,023
   Nippon Telegraph & Telephone Corp.                        7          33,769
   Nippon Unipac Holding                                     1           5,160
   Nippon Yusen Kabushiki Kaisha                         1,000           4,526
   Nissan Motor Co. Ltd.                                 3,400          38,832
   Nissin Food Products Co. Ltd.                           200           4,983
   Nitto Denko Corp.                                       200          10,637
   Nomura Holdings, Inc.                                 2,000          34,058
   NSK Ltd.                                              1,000           3,648
   NTN Corp.                                             1,000           4,768
   NTT Data Corp.                                            2           7,558
   NTT DoCoMo, Inc.                                         25          56,686
   Obayashi Corp.                                        1,000           4,470
   Oji Paper Co. Ltd.                                    1,000           6,457
   Oki Electric Industry Co. Ltd.                        1,000           3,910
   Omron Corp.                                             300           6,088
   Oriental Land Co. Ltd.                                  100           6,168
   ORIX Corp.                                              100           8,267
   Osaka Gas Co. Ltd.                                    3,000           8,118
   Pioneer Corp.                                           200           5,524
   Promise Co. Ltd.                                        150           6,536
   Resona Holdings Inc.                                  6,000           7,558 *
   Ricoh Co. Ltd.                                        1,000          19,735
   Rohm Co. Ltd.                                           100          11,720
   Sankyo Co. Ltd.                                         500           9,401
   Sankyo Co. Ltd./Gunma                                   100           3,173
   Sanyo Electric Co. Ltd.                               2,000          10,451
   Secom Co. Ltd.                                          500          18,662
   Sega Corp.                                              200           1,904 *
   Seiko Epson Corp.                                       100           4,665
   Sekisui Chemical Co. Ltd.                             1,000           5,095
   Sekisui House Ltd.                                    1,000          10,329
   Seven-Eleven Japan Co. Ltd.                           1,000          30,326
   77 Bank Ltd. (The)                                    1,000           5,636
   Sharp Corp.                                           1,000          15,779
   Shimachu Co. Ltd.                                       100           1,983
   Shimano Inc.                                            100           2,071
   Shimizu Corp.                                         1,000           3,807
   Shin-Etsu Chemical Co. Ltd.                             500          20,435
   Shizuoka Bank Ltd. (The)                              1,000           7,390
   Showa Denko Kabushiki Kaisha                          1,000           2,249
   Showa Shell Sekiyu Kabushiki Kaisha                     300           2,438
   Skylark Co. Ltd.                                        100           1,652
   SMC Corp.                                               100          12,448
   Softbank Corp.                                          300           9,182
   Sompo Japan Insurance Inc.                            1,000           8,221
   Sony Corp.                                            1,200          41,541
   Stanley Electric Co. Ltd.                               200           3,872
   Sumitomo Chemical Co. Ltd.                            2,000           8,249
   Sumitomo Corp.                                        1,000           7,455
   Sumitomo Electric Industries Ltd.                     1,000           8,939
   Sumitomo Metal Industries Ltd.                        4,000           3,956 *
   Sumitomo Metal Mining Co.                             1,000           7,418
   Sumitomo Mitsui Financial Group, Inc.                     5          26,639 *
   Sumitomo Trust & Banking Co. Ltd.
    (The)                                                1,000           5,879
   Suzuken Co. Ltd.                                        100           3,247
   Taiheiyo Cement Corp.                                 1,000           2,827
   Taisei Corp.                                          1,000           3,658
   Takashimaya Co. Ltd.                                  1,000           7,138
   Takeda Chemical Industries Ltd.                       1,200          47,588
   Takefuji Corp.                                           90           4,207

   TDK Corp.                                               200          14,407
   Teijin Ltd.                                           1,000           2,939
   Terumo Corp.                                            200           3,798
   THK Co. Ltd.                                            200           4,068
   TIS Inc.                                                100           3,378
   Tobu Railway Co. Ltd.                                 1,000           3,574 *
   Toho Co. Ltd.                                           300           3,818
   Tohoku Electric Power Co. Inc.                          600           9,949
   Tokyo Broadcasting System, Inc.                         100           1,593
   Tokyo Electric Power Co., Inc. (The)                  1,600          35,084
   Tokyo Electron Ltd.                                     200          15,191
   Tokyo Gas Co. Ltd.                                    3,000          10,693
   Tokyu Corp.                                           1,000           5,132
   Toppan Printing Co. Ltd.                              1,000          10,404
   Toray Industries Inc.                                 2,000           8,361
   Toshiba Corp.                                         4,000          15,153
   Tosoh Corp.                                           1,000           3,340
   Toyoda Gosei Co. Ltd.                                   100           2,883
   Toyota Industries Corp.                                 200           4,246
   Toyota Motor Corp.                                    3,800         128,356
   Ube Industries Ltd.                                   1,000           2,006 *
   UFJ Holdings, Inc.                                        5          24,027
   Uni-Charm Corp.                                         100           4,917
   USS Co. Ltd.                                             30           2,122
   West Japan Railway Co.                                    2           7,857
   World Co. Ltd.                                          100           3,182
   Yamada Denki Co. Ltd.                                   100           3,359
   Yamaha Corp.                                            200           3,928
   Yamanouchi Pharmaceutical Co. Ltd.                      400          12,429
   Yamato Transport Co. Ltd.                             1,000          11,776
                                                                 -------------
                                                                     2,043,683
                                                                 -------------
LUXEMBOURG                                    (0.1%)
   Arcelor                                                 488           8,507
                                                                 -------------
NETHERLANDS                                   (4.6%)
   ABN AMRO Holding NV                                   2,057          48,130
   Aegon NV                                              1,860          27,520
   Akzo Nobel NV                                           359          13,856
   ASML Holding NV                                         630          12,492 *
   Corio NV                                                110           4,260
   DSM NV                                                  119           5,858
   Euronext NV                                             147           3,721
   Hagemeyer NV                                            263             594
   Heineken NV                                             255           9,710
   IHC Caland NV                                            51           2,766
   ING Groep NV                                          2,335          54,458
   Koninklijke Ahold NV                                    877           6,681 *
   Koninklijke Numico NV                                   210           5,804
   Koninklijke Philips Electronics NV                    1,806          52,736
   Koninklijke (Royal) KPN NV                            2,406          18,573 *
   Koninklijke Vendex KBB NV                               169           2,356
   OCE NV                                                   58             889
   Qiagen NV                                               219           2,691 *
   Reed Elsevier NV                                        865          10,747
   Rodamco Europe NV                                        71           4,135
   Royal Dutch Petroleum Co.                             2,899         152,847
   TPG NV                                                  466          10,915
   Unilever NV                                             795          51,994
   Vedior NV                                               118           1,846
   VNU NV                                                  304           9,605
   Wereldhave NV                                            25           1,872
   Wolters Kluwer NV                                       384           6,007
                                                                 -------------
                                                                       523,063
                                                                 -------------
NEW ZEALAND                                   (0.2%)
   Auckland International Airport Ltd.                     169             778
   Carter Holt Harvey Ltd.                               1,872           2,310
   Contact Energy Ltd.                                     889           3,140

   Fisher & Paykel Healthcare Corp.                        108             897
   Fletcher Building Ltd.                                  324             902
   Sky City Entertainment Group Ltd.                       982           2,972
   Telecom Corp. of New Zealand Ltd.                     3,149          11,102
                                                                 -------------
                                                                        22,101
                                                                 -------------
NORWAY                                        (0.4%)
   DNB NOR ASA                                           1,215           8,109
   Frontline Ltd.                                           49           1,271
   Norsk Hydro ASA                                         204          12,587
   Norske Skogindustrier ASA                               162           3,093
   Orkla ASA                                               310           6,943
   Schibsted ASA                                            47             809
   Statoil ASA                                             587           6,595
   Storebrand ASA                                          123             801 *
   Tandberg ASA                                            213           1,569 *
   Telenor ASA                                             964           6,303
   Tomra Systems ASA                                       261           1,573
                                                                 -------------
                                                                        49,653
                                                                 -------------
PORTUGAL                                      (0.3%)
   Banco BPI SA                                            872           3,212
   Banco Comercial Portugues SA, Class R                 2,403           5,365
   Banco Espirito Santo SA                                 175           2,870
   Brisa-Auto Estradas de Portugal SA                      451           3,015
   Cimpor Cimentos de Portugal SA                          272           1,407
   Electricidade de Portugal SA                          2,526           6,659
   Portugal Telecom SGPS SA                              1,203          12,109
   PT Multimedia Servicos de
    Telecomunicacoes e Multimedia
    SGPS SA                                                 48             932 *
   Sonae SGPS SA                                         1,788           1,489 *
                                                                 -------------
                                                                        37,058
                                                                 -------------
SINGAPORE                                     (0.7%)
   Capitaland Ltd.                                       2,000           1,825
   Chartered Semiconductor Manufacturing
    Ltd.                                                 2,000           2,038 *
   City Developments Ltd.                                1,000           3,562
   ComfortDelgro Corp. Ltd.                              4,000           1,920
   Creative Technology Ltd.                                100           1,054
   DBS Group Holdings Ltd.                               1,000           8,656
   Haw Par Corp. Ltd.                                    1,000           2,626
   Keppel Corp. Ltd.                                     1,000           3,592
   Neptune Orient Lines Ltd.                             1,000           1,272 *
   Oversea-Chinese Banking Corp. Ltd.                    1,000           7,125
   Singapore Airlines Ltd.                               1,000           6,595
   Singapore Press Holdings Ltd.                         1,000          11,129
   Singapore Technologies Engineering
    Ltd.                                                 3,000           3,604
   Singapore Telecommunications Ltd.                     9,000          10,387
   United Overseas Bank Ltd.                             2,000          15,545
                                                                 -------------
                                                                        80,930
                                                                 -------------
SPAIN                                         (3.3%)
   Abertis Infraestructuras SA                             360           5,445
   Acciona SA                                               44           2,678
   Acerinox SA                                              89           4,196
   ACS Actividades Cons y Serv                             146           7,127
   Altadis SA                                              392          11,125
   Amadeus Global Travel Distribution
    SA, Class A                                            315           2,046
   Antena 3 Television SA                                   21             926 *
   Banco Bilbao Vizcaya Argentaria SA                    4,153          57,360
   Banco Popular Espanol SA                                211          12,589
   Banco Santander Central Hispano SA                    5,923          70,153
   Corporcion Mapfre SA                                    138           1,955
   Endesa SA                                             1,198          23,044
   Fomento de Connstrucciones y
    Contratas SA                                            76           2,803
   Gas Natural SDG SA                                      273           6,388
   Grupo Ferrovial SA                                      101           3,539
   Iberdrola SA                                          1,015          20,062
   Iberia Lineas Aereas de Espana                          403           1,159
   Inditex SA                                              289           5,869

   Indra Sistemas SA                                       218           2,796
   Promotora de Informaciones SA                            62             899
   Repsol YPF SA                                         1,225          23,888
   Sacyr Vallehermoso SA                                   183           2,770
   Sociedad General de Aguas de
    Barcelona SA                                           172           2,567
   Telefonica Publicidad e
    Informaciones SA                                       172             944
   Telefonica SA                                         6,525          95,801 *
   Union Fenosa SA                                         279           5,240
   Zeltia, SA                                              242           1,709
                                                                 -------------
                                                                       375,078
                                                                 -------------
SWEDEN                                        (2.0%)
   Assa Abloy AB, Class B                                  453           5,383
   Atlas Copco AB, Class A                                 145           5,189
   Atlas Copco AB, Class B                                  95           3,096
   Billerud AB                                              62             935
   Castellum AB                                             34             803
   Drott AB, Class B                                       168           3,187
   Electrolux AB, Series B                                 405           8,893
   Eniro AB                                                264           2,532
   Gambro AB, Class A                                      113             934
   Gambro AB, Class B                                      305           2,522
   Getinge AB                                              176           1,688
   Hennes & Mauritz AB, Class B                            663          15,757
   Holmen AB                                                85           3,018
   Modern Times Group AB, Class B                           87           1,832 *
   Nobel Biocare Holding AG                                 38           3,707
   Nordea AB                                             3,301          24,774
   OMHEX AB                                                115           1,430
   Sandvik AB                                              305          10,512
   SAS AB                                                   89             841 *
   Securitas AB, Class B                                   441           5,945
   Skandia Forsakrings AB                                1,187           4,322
   Skandinaviska Enskilda Banken AB,
    Class A                                                628           9,252
   Skanska AB                                              566           4,995
   SKF AB, Class A                                          24             931
   SKF AB, Class B                                         124           4,791
   Ssab Svenskt Stal AB                                     56           1,000
   Svenska Cellulosa AB, Class B                           271          11,073
   Svenska Handelbanken AB                                 778          15,895
   Svenska Handelsbanken                                    47             931
   Swedish Match AB                                        567           5,792
   Tele2 AB, Class B                                       127           6,778 *
   Telefonaktiebolaget LM Ericsson AB,
    Class B                                             20,215          36,242 *
   TeliaSonera AB                                        2,331          12,181
   Trelleborg AB, Class B                                  184           2,992
   Volvo AB, Class A                                       128           3,754
   Volvo AB, Class B                                       297           9,081
                                                                 -------------
                                                                       232,988
                                                                 -------------
SWITZERLAND                                   (6.6%)
   ABB Ltd.                                              1,403           7,113 *
   Adecco SA                                               176          11,314
   Ciba Specialty Chemicals AG                              98           7,583
   Clariant AG, Registered                                 206           3,040 *
   Compagnie Financiere Richemont AG                       785          18,851 *
   Credit Suisse Group                                   1,642          60,077
   Geberit AG                                                2             983
   Givaudan SA, Registered                                  14           7,267
   Holcim Ltd., Class B                                    206           9,594
   Kudelski SA                                              32           1,057 *
   Kuoni Reisen Holding AG                                   3           1,004
   Logitech International SA, Registered                    62           2,682 *
   Lonza Group AG, Registered                               86           4,944
   Nestle SA                                               558         139,414
   Novartis AG                                           3,280         148,915
   Roche Holding AG - Bearer                                40           5,547
   Roche Holding AG - Genusshein                           965          97,339
   Schindler Holding AG                                      5           1,221 *

   Serono SA, Class B                                       10           7,132
   SGS SA                                                    7           4,392
   Sulzer AG                                                 4           1,077
   Swatch Group AG, Class B                                 49           5,884
   Swatch Group AG, Registered                             102           2,433
   Swiss Reinsurance                                       444          29,977
   Swisscom AG                                              36          11,876
   Syngenta AG                                             156          10,507
   Synthes-Stratec Inc.                                      7           6,928
   UBS AG, Registered                                    1,626         111,357
   Unaxis Holding AG                                        16           2,267
   Zurich Financial Services AG                            197          28,353
                                                                 -------------
                                                                       750,128
                                                                 -------------
UNITED KINGDOM                               (25.6%)
   Aegis Group PLC                                       1,635           2,876
   Aggreko PLC                                             303             838
   Alliance Unichem PLC                                    405           3,763
   AMEC PLC                                                449           2,090
   Amersham PLC                                            923          12,657
   Amvescap PLC                                            870           6,276
   ARM Holdings PLC                                      1,466           3,372 *
   Associated British Ports Holdings PLC                   528           4,244
   AstraZeneca PLC                                       2,363         113,367
   Aviva PLC                                             3,143          27,584
   BAA PLC                                               1,425          12,659
   BAE Systems PLC                                       4,236          12,759
   Balfour Beatty PLC                                      542           2,120
   Barclays PLC                                          9,057          80,784
   Barratt Developments PLC                                312           3,033
   BBA Group PLC                                           819           3,665
   Berkeley Group PLC (The)                                161           2,528
   BG Group PLC                                          4,727          24,286
   BHP Billiton PLC                                      3,378          29,510
   BOC Group PLC                                           654           9,975
   Boots Group PLC                                       1,085          13,421
   BP PLC                                               30,624         248,342
   BP PLC ADR                                            2,044         100,871
   BPB PLC                                                 680           4,239
   Brambles Industries PLC                               1,035           3,770
   British Airways PLC                                     875           3,642 *
   British American Tobacco PLC                          2,239          30,863
   British Land Co. PLC                                    673           7,030
   British Sky Broadcasting PLC                          1,712          21,545 *
   BT Group PLC                                         12,021          40,510
   Bunzl PLC                                               682           5,210
   Cable & Wireless PLC                                  3,379           8,075
   Cadbury Schweppes PLC                                 2,907          21,349
   Canary Wharf Group PLC                                  712           3,413 *
   Capita Group PLC                                        925           4,024
   Carlton Communications PLC                              923           3,784
   Carnival PLC                                            219           8,825
   Cattles PLC                                             557           3,333
   Celltech Group PLC                                      373           2,524 *
   Centrica PLC                                          5,774          21,810
   Close Brothers Group PLC                                248           3,259
   Cobham PLC                                              177           3,698
   Compass Group PLC                                     2,939          19,993
   Daily Mail & General Trust                              435           5,132
   Davis Service Group PLC                                 151           1,008
   De La Rue PLC                                           242           1,201
   Diageo PLC                                            4,311          56,723
   Dixons Group PLC                                      2,561           6,373
   Electrocomponents PLC                                   628           3,654
   Emap PLC                                                357           5,487
   EMI Group PLC                                         1,289           3,657
   Enterprise Inns PLC                                     251           4,556
   Exel PLC                                                447           5,921
   Firstgroup PLC                                          658           3,222

   FKI PLC                                                 917           1,761
   Friends Provident PLC                                 2,299           5,433
   GKN PLC                                               1,061           5,071
   GlaxoSmithKline PLC                                   8,303         190,254
   GlaxoSmithKline PLC - ADS                             2,181         101,678
   Granada PLC                                           3,745           8,179
   GUS PLC                                               1,387          19,206
   Hammerson PLC                                           424           4,915
   Hanson PLC                                              954           7,006
   Hays PLC                                              2,323           5,011
   HBOS PLC                                              5,232          67,764
   HHG PLC                                               1,909           1,381 *
   Hilton Group PLC                                      2,194           8,827
   HSBC Holdings PLC                                    15,075         236,942
   IMI PLC                                                 500           3,016
   Imperial Chemical Industries PLC                      1,626           5,778
   Imperial Tobacco Group PLC                              996          19,613
   Intercontinental Hotels Group PLC                       956           9,053
   International Power PLC                               1,531           3,378 *
   Invensys PLC                                          4,655           1,521 *
   J. Sainsbury PLC                                      1,995          11,152
   Johnson Matthey PLC                                     309           5,429
   Kelda Group PLC                                         597           5,012
   Kesa Electricals PLC                                    820           3,776
   Kidde PLC                                             1,505           2,869
   Kingfisher PLC                                        3,095          15,430
   Land Securities Group PLC                               647          11,490
   Legal & General Group PLC                             9,227          16,559
   Liberty International PLC                               334           4,081
   Lloyds TSB Group PLC                                  7,746          62,122
   LogicaCMG PLC                                         1,007           4,619
   Man Group PLC                                           354           9,259
   Marks & Spencer Group PLC                             3,130          16,221
   MFI Furniture PLC                                       978           2,644
   Misys PLC                                               752           2,867
   Mitchells & Butlers PLC                                 741           2,985
   National Grid Transco PLC                             4,187          29,944
   Next PLC                                                396           7,961
   Novar PLC                                               890           2,159
   Pearson PLC                                           1,065          11,859
   Peninsular & Oriental Steam
    Navigation Co. (The)                                 1,020           4,236
   Persimmon PLC                                           363           3,490
   Pilkington PLC                                        1,389           2,381
   Provident Financial PLC                                 392           4,565
   Prudential PLC                                        2,759          23,300
   Rank Group PLC                                          850           4,253
   Reckitt Benckiser PLC                                   817          18,487
   Reed Elsevier PLC                                     1,718          14,378
   Rentokil Initial PLC                                  2,531           8,609
   Reuters Group PLC                                     1,882           7,917
   Rexam PLC                                               742           5,682
   Rio Tinto PLC                                         1,461          40,356
   RMC Group PLC                                           378           4,730
   Rolls-Royce Group PLC                                 1,944           6,168
   Royal & Sun Alliance Insurance Group                  4,129           6,523
   Royal Bank of Scotland Group PLC                      3,861         113,767
   SABMiller PLC                                         1,122          11,670
   Safeway PLC                                           1,441           7,326
   Sage Group PLC (The)                                  1,659           5,220
   Schroders PLC                                           184           2,082
   Scottish & Newcastle PLC                              1,067           7,215
   Scottish & Southern Energy PLC                        1,184          14,243
   Scottish Power PLC                                    2,668          17,815
   Securicor PLC                                           767           1,308
   Serco Group PLC                                         834           2,568
   Severn Trent PLC                                        459           6,154
   Shell Transport & Trading Co. PLC                    13,359          99,425
   Signet Group PLC                                      2,362           4,355
   Slough Estates PLC                                      566           4,451

   Smith & Nephew PLC                                    1,298          10,904
   Smiths Group PLC                                        729           8,626
   SSL International PLC                                   163             963
   Stagecoach Group PLC                                  1,572           2,209
   Tate & Lyle PLC                                         607           3,371
   Taylor Woodrow PLC                                      787           3,755
   Tesco PLC                                            10,076          46,492
   3i Group PLC                                            805           8,884
   Tomkins PLC                                           1,025           4,927
   Unilever PLC                                          3,810          35,518
   United Business Media PLC                               482           4,228
   United Utilities PLC                                    734           6,511
   United Utilities PLC, Class A                           408           2,224
   Vodafone Group PLC                                   94,429         234,123
   Vodafone Group PLC, Sponsored ADR                     4,084         102,262
   Whitbread PLC                                           417           5,367
   William Hill PLC                                        619           4,732
   Wimpey (George) PLC                                     542           3,629
   Wolseley PLC                                            825          11,667
   WPP Group PLC                                         1,620          15,907
   Yell Group PLC                                          647           3,533
                                                                 -------------
                                                                     2,945,581
                                                                 -------------
TOTAL COMMON STOCK (Cost: $11,026,321)                              10,216,016
                                                                 -------------

EXCHANGE TRADED FUNDS                         (6.7%)
----------------------------------------
UNITED STATES                                 (6.7%)
   iShares MSCI EAFE Index Fund                          3,342         457,119
   streetTRACKS Dow Jones Global Titans
    Index Fund                                           4,967         304,080
                                                                 -------------
TOTAL EXCHANGE TRADED FUNDS
 (Cost: $740,748)                                                      761,199
                                                                 -------------
PREFERRED STOCK                               (0.3%)
----------------------------------------
AUSTRALIA                                     (0.2%)
   News Corp. Ltd. (The)                                 2,720          20,493
                                                                 -------------
GERMANY                                       (0.1%)
   Fresenius Medical Care AG                                21           1,057
   Porsche AG                                               12           7,099
   RWE AG, Non-Voting                                       40           1,393
   Volkswagen AG                                           143           5,213
                                                                 -------------
                                                                        14,762
                                                                 -------------
TOTAL PREFERRED STOCK (Cost: $38,140)                                   35,255
                                                                 -------------

                                                       Face
SHORT-TERM INVESTMENTS                        (2.9%)  Amount
----------------------------------------             ---------
   The Bank of New York Cash Reserve
    0.20%, 01/01/04                                    331,727         331,727
                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost: $331,727)                                                      331,727
                                                                 -------------

TOTAL INVESTMENTS (Cost: $12,136,936)        (99.1%)                11,344,197
ASSETS IN EXCESS OF OTHER LIABILITIES         (0.9%)                    98,610
                                                                 -------------
NET ASSETS                                  (100.0%)             $  11,442,807
                                                                 =============

   * Represents non-income earning securities.

Investments by Industry
                                                                 Percentage of
Industry                                                          Net Assets
------------------------------------------------------------------------------
Banking                                                                   15.6%
Communications                                                             9.3%
Oil & Gas                                                                  8.8%
Pharmaceuticals                                                            8.1%
Investment Companies                                                       6.7%
Food Retailers                                                             4.4%
Insurance                                                                  4.2%
Electric Utilities                                                         3.8%
Automotive                                                                 3.5%
Short-Term Investments                                                     2.9%
Retailers                                                                  2.3%
Chemicals                                                                  2.1%
Media - Broadcasting & Publishing                                          2.1%
Commercial Services                                                        1.7%
Manufacturing                                                              1.7%
Financial Services                                                         1.6%
Home Construction, Furnishings &
 Appliances                                                                1.6%
Real Estate                                                                1.6%
Mining                                                                     1.5%
Transportation                                                             1.4%
Electronics                                                                1.3%
Computer Software & Processing                                             1.3%
Building Materials                                                         1.2%
Beverages, Food & Tobacco                                                  1.1%
Heavy Construction                                                         0.8%
Health Care Providers                                                      0.7%
Metals                                                                     0.7%
Holding Companies                                                          0.7%
Agriculture                                                                0.7%
Cosmetics & Personal Care                                                  0.6%
Entertainment & Leisure                                                    0.6%
Distribution/Wholesale                                                     0.6%
Computers & Information                                                    0.5%
Forest Products & Paper                                                    0.5%
Hand/Machine Tools                                                         0.5%
Water Companies                                                            0.5%
Aerospace & Defense                                                        0.4%
Textiles, Clothing & Fabrics                                               0.4%
Heavy Machinery                                                            0.3%
Lodging                                                                    0.2%
Airlines                                                                   0.2%
Advertising                                                                0.2%
Containers & Packaging                                                     0.1%
Medical & Bio-Technology                                                   0.1%
Environmental Controls                                                     0.0%
                                                                 -------------
                                                                          99.1%
                                                                 =============

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
Year ended December 31, 2003
--------------------------------------------------------------------------------

ASSETS
Investments at market value (cost:  $12,136,936) (Note 1)        $  11,344,197
Foreign currency at value (cost:  $220)                                    226
Cash                                                                         5
Receivable for securities sold                                         630,428
Receivable for fund shares purchased                                    44,221
Due from E*TRADE Asset Management, Inc. (Note 2)                        92,006
Dividends receivable                                                    23,038
Interest receivable                                                         47
Prepaid expenses                                                         3,829
                                                                 -------------
   TOTAL ASSETS                                                     12,137,997
                                                                 -------------
LIABILITIES
Payable for securities purchased                                       601,894
Payable for fund shares redeemed                                         3,899
Accrued advisory fee (Note 2)                                            3,756
Accrued accounting, custody and transfer agent fees                      3,218
Accrued administration fee (Note 2)                                      2,402
Accrued shareholder servicing fee (Note 2)                               4,144
Accrued other expenses                                                  75,877
                                                                 -------------
   TOTAL LIABILITIES                                                   695,190
                                                                 -------------
TOTAL NET ASSETS                                                 $  11,442,807
                                                                 =============
NET ASSETS CONSIST OF:
Paid-in capital                                                  $  13,272,078
Undistributed net investment income                                     20,025
Accumulated net realized loss on investments, futures
 contracts and foreign currency translations                        (1,058,177)
Net unrealized depreciation of investments, futures contracts and translation of assets and liabilities
 in foreign currencies                                                (791,119)
                                                                 -------------
TOTAL NET ASSETS                                                 $  11,442,807
                                                                 =============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)            1,361,202
                                                                 =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE   $        8.41
                                                                 =============

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2003
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Dividends allocated from Master Portfolio (net of foreign
    withholding tax of $27,353)                                  $     171,140
   Dividends (net of foreign withholding tax of $563)                   30,146
   Interest allocated from Master Portfolio                              8,565
   Interest                                                                 55
   Expenses allocated from Master Portfolio (Note 2)                    (4,674)
                                                                 -------------
      TOTAL INVESTMENT INCOME                                          205,232
                                                                 -------------
EXPENSES (NOTE 2):
   Advisory fee                                                         14,632
   Administration fee                                                   15,048
   Shareholder servicing fees                                           20,386
   Legal services                                                       21,317
   Audit and tax services                                               26,190
   Custodian fee                                                        72,731
   Transfer and dividend disbursing agent                               22,587
   Registration fees                                                    12,951
   Trustee fees                                                            207
   Other expenses                                                       32,547
                                                                 -------------
      TOTAL EXPENSES BEFORE WAIVER                                     238,596
Waived fees and reimbursed expenses (Note 2)                          (187,360)
                                                                 -------------
   NET EXPENSES                                                         51,236
                                                                 -------------
NET INVESTMENT INCOME                                                  153,996
                                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
   Sale of investments                                                (236,325)
   Futures contracts                                                     6,555
   Foreign currency transactions                                        19,565
Net change in unrealized appreciation of:
   Investments                                                       2,842,217
   Translation of assets and liabilities in
    foreign currencies                                                   1,620
                                                                 -------------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
       FUTURES CONTRACTS AND FOREIGN CURRENCIES                      2,633,632
                                                                 -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $   2,787,628
                                                                 =============

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 For the Year     For the Year
                                                   Ended             Ended
                                                 December 31,     December 31,
                                                    2003              2002
                                                --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                           $      153,996   $     113,317
Net realized loss on sale of investments              (210,205)       (633,435)
Net change in unrealized appreciation
 (depreciation) of investments, futures
 contracts and foreign currencies                    2,843,837        (849,251)
                                                --------------   -------------
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           2,787,628      (1,369,369)
                                                --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income              (149,151)       (121,959)
                                                --------------   -------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                     4,820,098       2,629,883
Value of shares issued in reinvestment of
 dividends and distributions                           139,598         115,551
Cost of shares redeemed                             (2,842,285)     (1,653,086)
                                                --------------   -------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS
 IN SHARES OF COMMON STOCK                           2,117,411       1,092,348
                                                --------------   -------------
REDEMPTION FEES                                          2,345           2,371
                                                --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS                4,758,233        (396,609)
   NET ASSETS:
BEGINNING OF PERIOD                                  6,684,574       7,081,183
                                                --------------   -------------
END OF PERIOD                                   $   11,442,807   $   6,684,574
                                                ==============   =============

SHARE TRANSACTIONS:
Number of shares sold                                  673,046         369,483
Number of shares reinvested                             20,704          17,276
Number of shares redeemed                             (409,099)       (243,224)
                                                --------------   -------------
NET INCREASE IN SHARES OUTSTANDING                     284,651         143,535
                                                ==============   =============

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                             Period from
                                                                                                               October
                                                                                                               22, 1999
                                                                                                            (commencement
                                                                                                            of operations)
                                 Year Ended         Year Ended         Year Ended         Year Ended           through
FOR A SHARE OUTSTANDING         December 31,       December 31,       December 31,       December 31,        December 31,
FOR THE PERIOD                   2003 /(1)/         2002 /(1)/         2001 /(1)/         2000 /(1)/          1999 /(1)/
                                ------------       ------------       ------------       ------------       --------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                      $       6.21       $       7.59       $       9.83       $      11.67       $        10.00
                                ------------       ------------       ------------       ------------       --------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:

   Net investment income                0.13/(10)/         0.10               0.09               0.12                 0.00/(2)/
   Net realized and unrealized
    gain (loss) on investments          2.20              (1.37)             (2.23)             (1.86)                1.67
                                ------------       ------------       ------------       ------------       --------------
   TOTAL FROM INVESTMENT
    OPERATIONS                          2.33              (1.27)             (2.14)             (1.74)                1.67
                                ------------       ------------       ------------       ------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net
    investment income                  (0.13)             (0.11)             (0.11)             (0.11)               (0.00)/(2)/
   Distributions in excess
    of net investment income              --                 --               0.01                 --                   --
                                ------------       ------------       ------------       ------------       --------------
   TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS                       (0.13)             (0.11)             (0.10)             (0.11)               (0.00)/(2)/
                                ------------       ------------       ------------       ------------       --------------
REDEMPTION FEES ADDED TO
 PAID-IN CAPITAL                        0.00/(2)/          0.00/(2)/          0.00/(2)/         0.01                (0.00)/(2)/
                                ------------       ------------       ------------       ------------       --------------
NET ASSET VALUE, END OF PERIOD  $       8.41       $       6.21       $       7.59       $       9.83       $        11.67
                                ============       ============       ============       ============       ==============

   TOTAL RETURN                        38.01%            (16.77)%           (21.70)%           (14.92)%              16.74%/(3)/
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (000s omitted)              $     11,443       $      6,685       $      7,081       $      8,164       $        5,899
   Ratio of expenses to
    average net assets /(6)/            0.65%              0.65%              0.58%              0.55%/(5)/           0.55%/(4)(5)/
   Ratio of net investment
    income to average net
    assets /(7)/                        1.95%              1.59%              1.15%              1.15%                0.24%/(4)/
   Portfolio turnover rate              6.27%/(9)/        19.92%/(8)/         6.79%/(8)/        45.00%/(8)/          39.00%/(3)(8)/

----------
(1) Per share amounts and ratios reflect income and expenses assuming inclusion of the fund's proportionate share of the income and expenses of the International Index Master Portfolio.

(2)  Rounds to less than $0.01.

(3) For the period October 22, 1999 (commencement of operations) through December 31, 1999 and is not indicative of a full year's operating results.

(4)  Annualized.

(5) The Investment Adviser voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period October 22, 1999 (Commencement of operations), through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.55% for the period from October 22, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.

(6) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2003, December 31, 2002 and December 31, 2001 were 3.02%, 2.59%, and 1.64%, respectively.

(7) The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2003, December 31, 2002 and December 31, 2001 were (0.42)%, (0.35)% and 0.09%, respectively.

(8)  Portfolio turnover rate of the International Index Master Portfolio.

(9)  For the period November 10, 2003 through December 31, 2003.

(10) Calculated based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

1.   SIGNIFICANT ACCOUNTING POLICIES

E*TRADE International Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of December 31, 2003, the Trust consisted of 10 operating series: the E*TRADE Bond Fund, the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE International Index Fund.

The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index ("MSCI EAFE Free Index")*. The Fund seeks to achieve its objective by matching the total return performance of foreign stock markets by investing in a representative sample of common stocks that comprise the MSCI EAFE Free Index.

For the period from October 29, 1999 through November 7, 2003, the Fund had invested substantially all of its investable assets in the International Index Master Portfolio ("Master Portfolio"). The Master Portfolio has an investment objective, policies and limitations substantially identical to those of the Fund. Effective November 8, 2003, the Fund withdrew its assets from the Master Portfolio and began investing directly in equity securities ("Feeder Fund Withdrawal"). The Fund reclassified $441,463 between unrealized appreciation and paid-in capital as a result of the upward adjustment to the cost of the Fund's investments related to such a withdrawal. Therefore, the financial statements and financial highlights of the Fund and Master Portfolio have been presented on a combined basis for all applicable periods up to the date of the Feeder Fund Withdrawal.

* "Morgan Stanley Capital International Europe, Australasia, and Far East Free Index(R)", "EAFE Free Index(R)", and "EAFE(R)" are service marks of Morgan Stanley Capital International Inc. ("MSCI"). MSCI does not sponsor the Fund nor is it affiliated in any way with the E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL"), formerly known as E*TRADE Group, Inc. The Fund is not sponsored, endorsed, sold, or promoted by the MSCI EAFE Free Index or MSCI, and neither the MSCI EAFE Free Index nor MSCI makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund. The MSCI EAFE Free Index is the exclusive property of MSCI, and Morgan Stanley Capital International is a service mark of MSCI.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund uses the accrual method of accounting for financial reporting purposes.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). Investments in short-term debt securities that mature in 90 days or less are fair valued at amortized cost, which approximates fair market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. For the Fund, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

The Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Funds' books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains, if any, are declared and distributed annually, generally in December. Distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid in 2003 and 2002 was ordinary income.

At December 31, 2003, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income                                      $     20,025
Unrealized Depreciation                                                (791,119)
Capital Loss                                                         (1,058,177)

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. The Fund has elected and intends to continue to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. As a RIC, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2003.

As of December 31, 2003, for federal income tax purposes, the Fund had capital loss carryforwards of $156,021, $56,945, $665,614, and $134,928 expiring in
2008, 2009, 2010 and 2011, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2003, the Fund has elected to defer $44,669 of capital losses attributable to post-October losses.

At December 31, 2003, the cost of investments for federal income tax purposes was $12,136,936. Net unrealized depreciation aggregated $792,739, of which $90,523 represented gross unrealized appreciation on securities and $883,262 represented gross unrealized depreciation on securities.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE FINANCIAL, serves as the investment adviser for the Fund pursuant to an investment advisory agreement ("Advisory Agreement") between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets. Prior to the Feeder Fund withdrawal on November 10, 2003, ETAM was paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets for its services as investment adviser to the Fund and Barclays Global Fund Advisors, Inc., the advisor to the Master Portfolio, received a monthly advisory fee from the Master Portfolio (and indirectly from the Fund as a shareholder of the Master Portfolio) at an annual rate equal to 0.15% of the Master Portfolio's average daily net assets. The Fund recorded daily its proportionate share of the Master Portfolio's advisory fees, described above, certain other fees paid by the Master Portfolio, such as accounting, administration, legal, SEC registration fees, in addition to income, expenses and realized and unrealized gains and losses.

In connection with the Feeder Fund Withdrawal, the Fund was restructured as a sub-advised index fund, whereby World Asset Management ("World Asset") commenced serving as the Fund's investment sub-adviser on November 10, 2003, World Asset is a direct subsidiary of Munder Capital Management. For its services, World Asset is paid by ETAM, and not the Fund, a fee calculated at an annual rate equal to 0.15% of the Fund's average daily net assets.

ETAM also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement") with the Trust, on behalf of the Fund. Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing or supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; furnishing office space and certain facilities required for conducting the business of the Fund; monitoring and reviewing the Fund's service providers and the expenditures made by the Fund to such service providers; and reporting to the Board concerning its activities pursuant to the Administration Agreement. The Fund currently pays ETAM an administrative services fee equal to 0.15% of the Fund's average daily net assets. Prior to November 10, 2003, the Fund paid ETAM an administrative services fee equal to 0.10% of the Fund's average daily net assets. Prior to November 10, 2003, the Fund's investment in the Master Portfolio also was subject to an administrative fee of 0.10% of its average daily net assets paid to Barclays Global Investors, N.A., the Master Portfolio's administrator, which was recorded at the Master Portfolio level.

ETAM also acts as shareholder servicing agent to the Fund under a shareholder servicing agreement ("Shareholder Servicing Agreement") with the Trust, on behalf of the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services in connection with the Fund; delivery to the Fund's shareholders of prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a shareholder proxy solicitation; receiving, tabulating and transmitting proxies executed by or on behalf of the Fund's shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the Fund's average daily net assets. From the shareholder servicing fee, ETAM provides compensation to its affiliates, including E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly-owned subsidiary of E*TRADE FINANCIAL, for shareholder services that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund. For the year ended December 31, 2003 ETAM provided $20,386 in compensation to E*TRADE Securities for shareholder services.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects a contractual agreement between ETAM and the Fund ("Expense Limitation Agreement") in which ETAM has agreed to waive or limit its fees or to assume other expenses on an annualized basis through at least December 31, 2004. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of
(i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $403,271 was eligible for reimbursement as of December 31, 2003.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. The Bank of New York provides fund accounting, custodial and certain fund services for the Fund. Prior to November 10, 2003, Investors Bank & Trust Company served as sub-administrator, fund accounting services agent and custodian for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund, but receives compensation from ETAM for shareholder servicing that may be equal to the maximum shareholder servicing fee received by ETAM from the Fund.

3.   PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The investment adviser monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Fund did not have any securities lending activity at the year ended December 31, 2003.

4.   FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not hold any futures contracts at the year ended December 31, 2003.

5.   REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's investment adviser monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

6.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $3,699,830 and $634,729, respectively, for the period November 10, 2003 through December 31, 2003.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
E*TRADE Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the E*TRADE International Index Fund (the "Fund") (one of the ten operating series comprising the E*TRADE Funds) as of December 31, 2003 and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from October 22, 1999 (commencement of investment operations) through December 31, 1999. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE International Index Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from October 22, 1999 (commencement of investment operations) through December 31, 1999 in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
Los Angeles, California
February 19, 2004

                   RESULTS OF SHAREHOLDER VOTING (UNAUDITED)

     A special meeting of shareholders of the Fund was held on October 29/th/ 2003, at which shareholders voted on and approved the proposals presented at the meeting. The proxy with respect to this meeting, dated September 8, 2003, provides a more comprehensive discussion of the proposals. The following were the results of the vote:

                                                Shares       Shares      Shares
                                                 Voted        Voted       Voted
Proposal                                          For       Against     Abstain      Total
----------------------------------------------------------------------------------------------
1.  To approve a new investment sub-advisory
agreement with World Asset Management on
behalf of the Fund.                           553,287.290  21,956.628  18,112.690  593,356.608

2.  To grant permission to E*TRADE Asset
Management,Inc. ("ETAM") and the Trust to
enter into and materially change
sub-advisory agreements without obtaining
shareholder approval.                         533,635.998  51,359.504   8,361.106  593,356.608

3.  To approve a new investment advisory
agreement with ETAM on behalf of the Fund.    556,509.165  26,288.614  10,558.829  593,356.608

TRUSTEES AND OFFICERS
The Board has the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below. The Trust currently consists of ten series that have commenced operations and one series that has not commenced operations.

--------------------------------------------------------------------------------------------------------
                                         Non-Interested Trustees
--------------------------------------------------------------------------------------------------------
    Name, Address        Term of Officer /1/       Principal Occupation(s)     Other Directorships /3/
  Age and Position        and Length of Time     During the Past Five Years             Held
   Held with Trust             Served
--------------------------------------------------------------------------------------------------------
Steven Grenadier        Since February 1999     Mr. Grenadier is a Professor  None
4500 Bohannon Drive                             of Finance at the Graduate
Menlo Park, CA 94025                            School of Business at
Age: 39                                         Stanford University, where
Trustee                                         he has been employed as a
                                                professor since 1992.
--------------------------------------------------------------------------------------------------------
Ashley T. Rabun         Since February 1999     Ms. Rabun is the Founder and  Professionally Managed
4500 Bohannon Drive                             Chief Executive Officer of    Portfolios, a multi-series
Menlo Park, CA 94025                            Investor Reach, which is a    trust of US Bancorp
Age: 51                                         consulting firm specializing
Trustee                                         in marketing and
                                                distribution strategies for
                                                financial services companies
                                                formed in October 1996.
--------------------------------------------------------------------------------------------------------
George J. Rebhan
4500 Bohannon Drive,    Since December 1999     Mr. Rebhan retired in         Advisors Series Trust
Menlo Park, CA 94025                            December 1993, and prior to
Age: 69                                         that he was President of
Trustee                                         Hotchkis and Wiley Funds
                                                (investment company) from
                                                1985 to 1993.
--------------------------------------------------------------------------------------------------------
                                           Interested Trustees
--------------------------------------------------------------------------------------------------------
Shelly J. Meyers /2/    Since February 1999     Ms. Meyers is the Manager,    Meyers Capital
4500 Bohannon Drive                             Chief Executive Officer, and  Management LLC
Menlo Park, CA 94025                            founder of Meyers Capital
Age: 44                                         Management, a registered
Trustee                                         investment adviser formed in
                                                January 1996.
--------------------------------------------------------------------------------------------------------
Mitchell H. Caplan /2/  Since February 2002     Mr. Caplan is Chief           E*TRADE FINANCIAL
4500 Bohannon Drive                             Executive Officer of E*TRADE  Corporation
Menlo Park, CA 94025                            FINANCIAL Corporation,
Age: 46                                         formerly E*TRADE Group, Inc.
Trustee                                         Prior to this position, Mr.
                                                Caplan has served as
                                                President, Chief Operating
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                Officer, Chief Financial
                                                Products Officer and
                                                Managing Director of North
                                                America for E*TRADE
                                                Financial Corporation He
                                                also is Chairman of the
                                                Board and Chief Executive
                                                Officer of E*TRADE Financial
                                                Corporation and E*TRADE Bank
                                                and a President and Director
                                                of ETAM and E*TRADE Global
                                                Asset Management, Inc. He
                                                previously served as Vice
                                                Chairman of the Board of
                                                Directors, President and
                                                Chief Executive Officer of
                                                Telebanc Financial
                                                Corporation and Telebank
                                                (renamed E*TRADE Bank) from
                                                1993-2000.
--------------------------------------------------------------------------------------------------------
                                                 Officers
--------------------------------------------------------------------------------------------------------
Liat Rorer              Since May 2001          Ms. Rorer is Vice President   N/A
4500 Bohannon Drive                             of E*TRADE Asset Management,
Menlo Park, CA 94025                            Inc. She is also a Business
Age: 43                                         Leader of E*TRADE Securities
President                                       LLC. Prior to that Ms. Rorer
                                                worked as a senior
                                                consultant for the Spectrem
                                                Group, (financial services
                                                consulting firm) beginning
                                                in 1998. From 1996 to 1998,
                                                she was a Vice President for
                                                Charles Schwab's Retirement
                                                Plan Services.
--------------------------------------------------------------------------------------------------------
Elizabeth Gottfried     Since November 2000     Ms. Gottfried is Vice         N/A
4500 Bohannon Drive                             President of E*TRADE Asset
Menlo Park, CA 94025                            Management. She is also a
Age: 43                                         Business Manager of E*TRADE
Vice President and                              Global Asset Management,
Treasurer                                       Inc. Ms. Gottfried joined
                                                E*TRADE in September 2000.
                                                Prior to that, she worked at
                                                Wells Fargo Bank from 1984
                                                to 2000 and managed various
                                                areas of Wells Fargo's
                                                mutual fund group.
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Russell S. Elmer        Since September 2003    Mr. Elmer is General Counsel  N/A
4500 Bohannon Drive                             and Corporate Secretary of
Menlo Park, CA 94025                            E*TRADE FINANCIAL
Age: 39                                         Corporation, a publicly
Secretary                                       company on the New York
                                                Stock Exchange under the
                                                symbol "ET." Mr. Elmer also
                                                serves as Secretary to
                                                E*TRADE Asset Management,
                                                Inc., E*TRADE Global Asset
                                                Management, Inc., and
                                                E*TRADE Advisory Services,
                                                Inc. From September 1990 to
                                                June 2000, he was a partner
                                                at Gray, Cary, Ware &
                                                Friedenrich where he
                                                represented clients in
                                                litigation and employment
                                                related matters
--------------------------------------------------------------------------------------------------------

(1) Each Trustee is elected to serve in accordance with the Trust Instrument and By-laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.

(2)  Ms. Meyers may be considered an "interested" person (as defined by the 1940
     Act) of the Trust because she was an officer of an investment company whose shares were offered through the mutual fund "supermarket" sponsored by E*TRADE FINANCIAL Corporation, formerly E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each Fund. Mr. Caplan may be considered an "interested" person of the Trust because he is an officer of E*TRADE FINANCIAL Corporation.

(3) Directorships include public companies and any company registered as an investment company.

The Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our Website online (www.etrade.com) or by calling our toll-free number at (800) 786-2575.

Item 2. Code of Ethics.

E*TRADE Funds ("Funds" or "Registrant") has adopted a code of ethics that applies to the Registrant's President and Treasurer, and has been included with the Registrant's Form N-CSR filed with the Securities and Exchange Commission on November 21, 2003. No waivers or amendments have been granted or approved during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees ("Board") has determined that each of the three members of the Registrant's Audit Committee (i.e., Ms. Ashley T. Rabun, Mr. George J. Rebhan and Mr. Steven Grenadier) qualifies as an Audit Committee Financial Expert ("ACFE"). Ms. Ashley T. Rabun, Mr. George J. Rebhan, and Mr. Steven Grenadier are each Independent Trusteees. Mr. Steven Grenadier was determined by the Board to have acquired the attributes of an ACFE as a result of, among other things, his position as Chairman of the Finance Department and Professor of Finance of the Graduate School of Business at Stanford University.

A person who is determined to be an ACFE will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

Item 4. Principal Accountant Fees and Services.

Principal Accounting Firm Fees

Aggregate fees billed to the company for the fiscal years ended December 31, 2003, and 2002 by the Company's principal accounting firm, Deloitte & Tocuhe LLP, the member firms of Deloitte Touche Tomatsu, and their respective affiliates (collectively, "Deloitte & Touche")

                            Fiscal Year Ended
                           2003           2002
                       ------------   ------------
Audit Fees             $  3,350,000   $  2,929,000
Audit-Related Fees          533,676      1,121,000
Tax Fees                  1,386,893      2,851,000
All Other Fees                   --        746,000
                       ------------   ------------
Total Fees             $  5,270,569   $  7,647,000

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Based on their evaluation on February 27, 2004 the President (principal executive officer) and the Treasurer (principal financial officer) of the Funds believe that there were no significant deficiencies in the design or operation of the internal controls of the Funds or E*TRADE Asset Management, Inc. ("ETAM"), the investment adviser and administrator of the Funds, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of ETAM or the officers of the Funds, including its President and Treasurer.

(b) There were no significant changes in the Funds and ETAM's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Funds or in other factors with respect to the Funds that could have significantly affected the Funds' or ETAM's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Funds or ETAM during such period.

Item 10. Exhibits.
(a)(1) Code of Ethics - Attached hereto.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

(b) The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    E*TRADE Funds
            ---------------------------------------------------


By (Signature and Title)*  /s/ Liat Rorer
                         --------------------------------------
                               Liat Rorer, President

Date     February 27, 2004
    -----------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Liat Rorer
                         --------------------------------------
                               Liat Rorer, President

Date     February 27, 2004
    -----------------------------------------------------------


By (Signature and Title)*  /s/ Elizabeth Gottfried
                         --------------------------------------
                               Elizabeth Gottfried, Treasurer

Date     February 27, 2004
    -----------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.